UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-10325

VANECK ETF TRUST

(Exact name of registrant as specified in charter)

666 Third Avenue, New York, NY 10017

(Address of principal executive offices) (Zip code)

Van Eck Associates Corporation

666 Third Avenue, New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: SEPTEMBER 30

Date of reporting period: MARCH 31, 2026

Item 1. REPORTS TO SHAREHOLDERS

VanEck Alternative Asset Manager ETF

Ticker: GPZ | NYSE Arca, Inc.

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the VanEck Alternative Asset Manager ETF (the "Fund") for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Alternative Asset Manager ETF	$18	0.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$179,703,936
  Number of Portfolio Holdings20
  Portfolio Turnover Rate18%
  Management Fees Paid$240,829

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Financials
99.9%
Other assets less liabilities
0.1%
0
20
40
60
80
100

Table Summary
Value	Value	Value
Other assets less liabilities		0.1%
Financials		99.9%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Blackstone, Inc.	12.6%
Brookfield Corp.	11.5%
KKR & Co., Inc.	10.4%
Apollo Global Management, Inc.	8.2%
Brookfield Asset Management Ltd.	6.9%
Ares Management Corp.	4.5%
EQT AB	4.5%
Partners Group Holding AG	4.5%
Carlyle Group, Inc.	4.5%
ICG PLC	4.4%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Biotech ETF

Ticker: BBH | The NASDAQ Stock Market LLC

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the VanEck Biotech ETF (the "Fund") for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Biotech ETF	$19	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$371,592,960
  Number of Portfolio Holdings25
  Portfolio Turnover Rate12%
  Management Fees Paid$654,527

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Biotechnology
87.2%
Life Sciences Tools & Services
12.7%
Other assets less liabilities
0.1%
0
20
40
60
80
100

Table Summary
Value	Value	Value
Other assets less liabilities		0.1%
Life Sciences Tools & Services		12.7%
Biotechnology		87.2%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Gilead Sciences, Inc.	14.6%
Amgen, Inc.	14.5%
Vertex Pharmaceuticals, Inc.	8.1%
Regeneron Pharmaceuticals, Inc.	7.5%
Argenx SE	5.3%
Insmed, Inc.	4.6%
IQVIA Holdings, Inc.	4.3%
Alnylam Pharmaceuticals, Inc.	4.1%
Natera, Inc.	4.0%
United Therapeutics Corp.	3.8%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Commodity Strategy ETF

Ticker: PIT | Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the VanEck Commodity Strategy ETF (the "Fund") for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Commodity Strategy ETF	$34	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$191,315,166
  Number of Portfolio Holdings31
  Portfolio Turnover Rate-%
  Management Fees Paid$240,687

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

United States Treasuries
93.3%
Other assets less liabilities *
6.7%
0
20
40
60
80
100

Table Summary
Value	Value	Value
Other assets less liabilitiesFootnote Reference*		6.7%
United States Treasuries		93.3%
Footnote	Description
Footnote*	Includes net unrealized appreciation (depreciation) on futures contracts of 7.2%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Communication Services TruSector ETF

Ticker: TRUC | The NASDAQ Stock Market LLC

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the VanEck Communication Services TruSector ETF (the "Fund") for the period February 18, 2026 (inception of Fund) to March 31, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference(a)
VanEck Communication Services TruSector ETF	$1Footnote Reference(b)	0.10%Footnote Reference(c)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Expenses for a full period would be higher than the amount shown.
Footnote(c)	Annualized

Key Fund Statistics

  Total Net Assets$35,011,016
  Number of Portfolio Holdings9
  Portfolio Turnover Rate-%
  Management Fees Paid$975

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Exchange Traded Fund
59.9%
Communication Services
39.9%
Other assets less liabilities
0.2%
0
10
20
30
40
50
60
70

Table Summary
Value	Value	Value
Other assets less liabilities		0.2%
Communication Services		39.9%
Exchange Traded Fund		59.9%

Holdings  (% of Total Net Assets)

Table Summary
State Street Communication Services Select Sector SPDR ETF	59.9%
Alphabet, Inc. Class A	14.5%
Meta Platforms, Inc.	10.4%
Alphabet, Inc. Class C	9.9%
Netflix, Inc.	3.6%
Verizon Communications, Inc.	0.6%
Walt Disney Co.	0.6%
AT&T, Inc.	0.3%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Consumer Discretionary TruSector ETF

Ticker: TRUD | The NASDAQ Stock Market LLC

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the VanEck Consumer Discretionary TruSector ETF (the "Fund") for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference(a)
VanEck Consumer Discretionary TruSector ETF	$5	0.10%Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized

Key Fund Statistics

  Total Net Assets$21,598,764
  Number of Portfolio Holdings49
  Portfolio Turnover Rate37%
  Management Fees Paid$8,447

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Exchange Traded Fund
52.2%
Consumer Discretionary
47.7%
Other assets less liabilities
0.1%
0
10
20
30
40
50
60

Table Summary
Value	Value	Value
Other assets less liabilities		0.1%
Consumer Discretionary		47.7%
Exchange Traded Fund		52.2%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
State Street Consumer Discretionary Select Sector SPDR ETF	52.2%
Amazon.com, Inc.	24.5%
Tesla, Inc.	8.9%
The Home Depot, Inc.	2.8%
McDonald's Corp.	1.6%
Booking Holdings, Inc.	1.0%
The TJX Companies, Inc.	0.9%
Lowe's Companies, Inc.	0.6%
Starbucks Corp.	0.5%
AutoZone, Inc.	0.4%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Digital Native Economy ETF

Ticker: GENZ | The NASDAQ Stock Market LLC

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the VanEck Digital Native Economy ETF (the "Fund") (formerly known as VanEck Gaming ETF) for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Digital Native Economy ETF	$27	0.61%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$17,260,050
  Number of Portfolio Holdings35
  Portfolio Turnover Rate11%
  Management Fees Paid$13,888

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Consumer Discretionary
86.5%
Real Estate
13.4%
Other assets less liabilities
0.1%
0
20
40
60
80
100

Table Summary
Value	Value	Value
Other assets less liabilities		0.1%
Real Estate		13.4%
Consumer Discretionary		86.5%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Aristocrat Leisure Ltd.	8.1%
VICI Properties, Inc.	8.1%
Flutter Entertainment PLC	6.8%
Las Vegas Sands Corp.	6.7%
Gaming and Leisure Properties, Inc.	5.3%
DraftKings, Inc.	5.3%
Galaxy Entertainment Group Ltd.	4.9%
Evolution AB	4.7%
Lottomatica Group Spa	4.5%
Wynn Resorts Ltd.	4.4%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Digital Transformation ETF

Ticker: DAPP | The NASDAQ Stock Market LLC

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the VanEck Digital Transformation ETF (the "Fund") for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Digital Transformation ETF	$22	0.52%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$275,188,716
  Number of Portfolio Holdings22
  Portfolio Turnover Rate24%
  Management Fees Paid$822,919

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Information Technology
63.9%
Financials
32.0%
Consumer Discretionary
4.1%
Liabilities in excess of other assets
0.0%*
0
10
20
30
40
50
60
70

Table Summary
Value	Value	Value
Liabilities in excess of other assets		0.0%Footnote Reference*
Consumer Discretionary		4.1%
Financials		32.0%
Information Technology		63.9%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Block, Inc.	8.3%
Coinbase Global, Inc.	7.8%
Circle Internet Group, Inc.	6.6%
BitMine Immersion Technologies, Inc.	6.3%
IREN Ltd.	5.9%
Applied Digital Corp.	5.1%
Figure Technology Solutions, Inc.	5.0%
MARA Holdings, Inc.	4.8%
Terawulf, Inc.	4.8%
Hut 8 Corp.	4.6%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Durable High Dividend ETF

Ticker: DURA | Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the VanEck Durable High Dividend ETF (the "Fund") for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Durable High Dividend ETF	$15	0.29%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$39,352,451
  Number of Portfolio Holdings70
  Portfolio Turnover Rate19%
  Management Fees Paid$63,303

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Consumer Staples
21.8%
Energy
15.9%
Health Care
15.3%
Communication Services
9.8%
Financials
8.5%
Utilities
7.0%
Consumer Discretionary
6.9%
Information Technology
6.5%
Industrials
5.9%
Materials
2.0%
Other assets less liabilities
0.4%
0
5
10
15
20
25

Table Summary
Value	Value	Value
Other assets less liabilities		0.4%
Materials		2.0%
Industrials		5.9%
Information Technology		6.5%
Consumer Discretionary		6.9%
Utilities		7.0%
Financials		8.5%
Communication Services		9.8%
Health Care		15.3%
Energy		15.9%
Consumer Staples		21.8%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Exxon Mobil Corp.	5.6%
Chevron Corp.	5.4%
Merck & Co., Inc.	5.0%
Verizon Communications, Inc.	4.9%
AT&T, Inc.	4.9%
The Coca-Cola Co.	4.7%
Philip Morris International, Inc.	4.7%
PepsiCo, Inc.	4.4%
Bank of America Corp.	4.3%
Altria Group, Inc.	4.1%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Energy Income ETF

Ticker: EINC | NYSE Arca, Inc.

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the VanEck Energy Income ETF (the "Fund") for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Energy Income ETF	$25	0.46%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$142,912,572
  Number of Portfolio Holdings31
  Portfolio Turnover Rate4%
  Management Fees Paid$197,857

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Energy
95.5%
Utilities
4.4%
Other assets less liabilities
0.1%
0
20
40
60
80
100

Table Summary
Value	Value	Value
Other assets less liabilities		0.1%
Utilities		4.4%
Energy		95.5%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Enbridge, Inc.	7.9%
The Williams Companies, Inc.	7.7%
Kinder Morgan, Inc.	7.0%
Cheniere Energy, Inc.	6.7%
TC Energy Corp.	6.3%
ONEOK, Inc.	5.7%
Targa Resources Corp.	5.2%
Energy Transfer LP	4.5%
Enterprise Products Partners LP	4.5%
Pembina Pipeline Corp.	4.4%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Environmental Services ETF

Ticker: EVX | NYSE Arca, Inc.

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the VanEck Environmental Services ETF (the "Fund") for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Environmental Services ETF	$28	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$93,134,102
  Number of Portfolio Holdings26
  Portfolio Turnover Rate44%
  Management Fees Paid$176,611

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Industrials
78.0%
Utilities
8.5%
Materials
8.4%
Consumer Staples
5.2%
Liabilities in excess of other assets
(0.1)%
0
20
40
60
80

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Consumer Staples		5.2%
Materials		8.4%
Utilities		8.5%
Industrials		78.0%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Waste Management, Inc.	8.0%
Ecolab, Inc.	7.9%
Waste Connections, Inc.	7.0%
Republic Services, Inc.	6.5%
Veolia Environnement SA	6.2%
Xylem, Inc.	5.5%
Darling Ingredients, Inc.	5.2%
Veralto Corp.	5.0%
Core & Main, Inc.	4.7%
Clean Harbors, Inc.	4.6%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Fabless Semiconductor ETF

Ticker: SMHX | The NASDAQ Stock Market LLC

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the VanEck Fabless Semiconductor ETF (the "Fund") for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Fabless Semiconductor ETF	$17	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$151,709,776
  Number of Portfolio Holdings22
  Portfolio Turnover Rate5%
  Management Fees Paid$287,353

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Semiconductors
90.8%
Application Software
9.1%
Other assets less liabilities
0.1%
0
20
40
60
80
100

Table Summary
Value	Value	Value
Other assets less liabilities		0.1%
Application Software		9.1%
Semiconductors		90.8%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
NVIDIA Corp.	19.3%
Broadcom, Inc.	14.0%
ARM Holdings PLC	5.8%
Advanced Micro Devices, Inc.	5.1%
Marvell Technology, Inc.	5.1%
Qualcomm, Inc.	5.0%
Monolithic Power Systems, Inc.	4.7%
Synopsys, Inc.	4.7%
Cadence Design Systems, Inc.	4.4%
Lattice Semiconductor Corp.	4.1%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Long/Flat Trend ETF

Ticker: LFEQ | NYSE Arca, Inc.

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the VanEck Long/Flat Trend ETF (the "Fund") for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference(a)
VanEck Long/Flat Trend ETF	$27	0.55%Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized

Key Fund Statistics

  Total Net Assets$25,839,412
  Number of Portfolio Holdings1
  Portfolio Turnover Rate0%Footnote Reference(a)
  Management Fees Paid$31,756
Footnote	Description
Footnote(a)	Amount represents less than 0.5%

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Exchanged Traded Fund
99.8%
Other assets less liabilities
0.2%
0
20
40
60
80
100

Table Summary
Value	Value	Value
Other assets less liabilities		0.2%
Exchanged Traded Fund		99.8%

Holdings  (% of Total Net Assets)

Table Summary
Vanguard S&P 500 ETF	99.8%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Morningstar Global Wide Moat ETF

Ticker: MOTG | Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the VanEck Morningstar Global Wide Moat ETF (the "Fund") for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Morningstar Global Wide Moat ETF	$25	0.52%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$16,625,729
  Number of Portfolio Holdings75
  Portfolio Turnover Rate38%
  Management Fees Paid$-

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Industrials
27.6%
Consumer Staples
17.6%
Health Care
16.3%
Information Technology
12.8%
Consumer Discretionary
10.5%
Financials
7.6%
Communication Services
6.4%
Materials
1.1%
Other assets less liabilities
0.1%
0
5
10
15
20
25
30

Table Summary
Value	Value	Value
Other assets less liabilities		0.1%
Materials		1.1%
Communication Services		6.4%
Financials		7.6%
Consumer Discretionary		10.5%
Information Technology		12.8%
Health Care		16.3%
Consumer Staples		17.6%
Industrials		27.6%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	2.4%
BAE Systems PLC	2.3%
Bristol-Myers Squibb Co.	2.2%
GSK PLC	2.2%
Ambev SA	2.2%
Thales SA	2.2%
SF Holding Co. Ltd.	2.1%
Hensoldt AG	2.1%
US Bancorp	2.1%
ASX Ltd.	2.1%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Morningstar International Moat ETF

Ticker: MOTI | Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the VanEck Morningstar International Moat ETF (the "Fund") for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Morningstar International Moat ETF	$28	0.57%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$184,257,470
  Number of Portfolio Holdings47
  Portfolio Turnover Rate37%
  Management Fees Paid$467,081

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Industrials
Consumer Staples
Health Care
Consumer Discretionary
Information Technology
Materials
Communication Services
Financials
Other assets less liabilities
23.1%
21.3%
15.0%
13.4%
8.2%
8.0%
7.2%
3.7%
0.1%
0
5
10
15
20
25

Table Summary
Value	Value	Value
Other assets less liabilities		0.1%
Financials		3.7%
Communication Services		7.2%
Materials		8.0%
Information Technology		8.2%
Consumer Discretionary		13.4%
Health Care		15.0%
Consumer Staples		21.3%
Industrials		23.1%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	3.0%
Symrise AG	2.8%
Ambev SA	2.8%
JD.com, Inc.	2.8%
Thales SA	2.8%
SF Holding Co. Ltd.	2.7%
Unicharm Corp.	2.7%
Hensoldt AG	2.7%
DSM-Firmenich AG	2.7%
Wuliangye Yibin Co. Ltd.	2.6%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Morningstar SMID Moat ETF

Ticker: SMOT | Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the VanEck Morningstar SMID Moat ETF (the "Fund") for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Morningstar SMID Moat ETF	$24	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$319,356,075
  Number of Portfolio Holdings114
  Portfolio Turnover Rate47%
  Management Fees Paid$796,381

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Health Care
18.7%
Industrials
16.4%
Information Technology
13.5%
Materials
11.9%
Consumer Discretionary
9.4%
Financials
8.7%
Consumer Staples
8.4%
Energy
5.1%
Utilities
3.1%
Real Estate
2.4%
Communication Services
2.3%
Other assets less liabilities
0.1%
0
5
10
15
20

Table Summary
Value	Value	Value
Other assets less liabilities		0.1%
Communication Services		2.3%
Real Estate		2.4%
Utilities		3.1%
Energy		5.1%
Consumer Staples		8.4%
Financials		8.7%
Consumer Discretionary		9.4%
Materials		11.9%
Information Technology		13.5%
Industrials		16.4%
Health Care		18.7%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Devon Energy Corp.	1.7%
Akamai Technologies, Inc.	1.6%
SLB Ltd.	1.6%
Albemarle Corp.	1.6%
Corteva, Inc.	1.6%
Royalty Pharma PLC	1.5%
DuPont de Nemours, Inc.	1.5%
Marvell Technology, Inc.	1.4%
Mondelez International, Inc.	1.4%
Cigna Group	1.4%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Morningstar Wide Moat ETF

Ticker: MOAT | Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the VanEck Morningstar Wide Moat ETF (the "Fund") for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Morningstar Wide Moat ETF	$23	0.46%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$11,601,414,334
  Number of Portfolio Holdings58
  Portfolio Turnover Rate31%
  Management Fees Paid$28,748,757

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Information Technology
25.5%
Industrials
19.3%
Consumer Staples
18.4%
Health Care
18.1%
Financials
7.6%
Consumer Discretionary
7.6%
Communication Services
2.3%
Real Estate
1.1%
Other assets less liabilities
0.1%
0
5
10
15
20
25
30

Table Summary
Value	Value	Value
Other assets less liabilities		0.1%
Real Estate		1.1%
Communication Services		2.3%
Consumer Discretionary		7.6%
Financials		7.6%
Health Care		18.1%
Consumer Staples		18.4%
Industrials		19.3%
Information Technology		25.5%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Bristol-Myers Squibb Co.	2.9%
Mondelez International, Inc.	2.8%
Constellation Brands, Inc.	2.7%
Kenvue, Inc.	2.7%
Airbnb, Inc.	2.6%
Zoetis, Inc.	2.6%
Brown-Forman Corp.	2.6%
Zimmer Biomet Holdings, Inc.	2.6%
Fortinet, Inc.	2.6%
Clorox Co.	2.6%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Morningstar Wide Moat Value ETF

Ticker: MVAL | Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the VanEck Morningstar Wide Moat Value ETF (the "Fund") for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Morningstar Wide Moat Value ETF	$25	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$6,219,004
  Number of Portfolio Holdings41
  Portfolio Turnover Rate13%
  Management Fees Paid$-

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Consumer Staples
31.2%
Health Care
25.3%
Industrials
16.7%
Financials
8.3%
Information Technology
8.3%
Consumer Discretionary
6.3%
Materials
4.0%
Liabilities in excess of other assets
(0.1)%
-5
0
5
10
15
20
25
30
35

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Materials		4.0%
Consumer Discretionary		6.3%
Information Technology		8.3%
Financials		8.3%
Industrials		16.7%
Health Care		25.3%
Consumer Staples		31.2%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Bristol-Myers Squibb Co.	4.9%
Constellation Brands, Inc.	4.6%
United Parcel Service, Inc.	4.6%
Kenvue, Inc.	4.5%
Brown-Forman Corp.	4.5%
Zimmer Biomet Holdings, Inc.	4.4%
Clorox Co.	4.4%
Danaher Corp.	4.1%
Campbell's Company	3.7%
GE HealthCare Technologies, Inc.	3.1%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Pharmaceutical ETF

Ticker: PPH | The NASDAQ Stock Market LLC

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the VanEck Pharmaceutical ETF (the "Fund") for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Pharmaceutical ETF	$19	0.36%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$1,244,271,052
  Number of Portfolio Holdings26
  Portfolio Turnover Rate4%
  Management Fees Paid$2,095,390

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Pharmaceuticals
87.3%
Health Care Distributors
8.0%
Biotechnology
4.1%
Other assets less liabilities
0.6%
0
20
40
60
80
100

Table Summary
Value	Value	Value
Other assets less liabilities		0.6%
Biotechnology		4.1%
Health Care Distributors		8.0%
Pharmaceuticals		87.3%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Eli Lilly & Co.	18.6%
Novartis AG	10.8%
Merck & Co., Inc.	9.7%
Pfizer, Inc.	5.2%
Novo Nordisk A/S	4.8%
Sanofi SA	4.7%
Bristol-Myers Squibb Co.	4.6%
GSK PLC	4.6%
AstraZeneca PLC	4.4%
Johnson & Johnson	4.3%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Real Assets ETF

Ticker: RAAX | NYSE Arca, Inc.

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the VanEck Real Assets ETF (the "Fund") for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference(a)
VanEck Real Assets ETF	$19	0.35%Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized

Key Fund Statistics

  Total Net Assets$733,674,858
  Number of Portfolio Holdings17
  Portfolio Turnover Rate14%
  Management Fees Paid$546,980

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Resource Assets
50.1%
Income Assets
25.6%
Gold and Gold Equities
24.2%
Other assets less liabilities
0.1%
0
10
20
30
40
50
60

Table Summary
Value	Value	Value
Other assets less liabilities		0.1%
Gold and Gold Equities		24.2%
Income Assets		25.6%
Resource Assets		50.1%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
VanEck Commodity Strategy ETF	22.2%
VanEck Merk Gold ETF	21.1%
Global X US Infrastructure Development ETF	10.3%
VanEck Energy Income ETF	8.9%
State Street Energy Select Sector SPDR ETF	7.2%
VanEck Natural Resources ETF	4.2%
First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund	3.7%
iShares Global Industrials ETF	3.5%
State Street Materials Select Sector SPDR ETF	3.4%
State Street Utilities Select Sector SPDR ETF	3.4%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Retail ETF

Ticker: RTH | The NASDAQ Stock Market LLC

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the VanEck Retail ETF (the "Fund") for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Retail ETF	$18	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$248,876,955
  Number of Portfolio Holdings26
  Portfolio Turnover Rate4%
  Management Fees Paid$448,947

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Consumer Discretionary
54.3%
Consumer Staples
28.9%
Health Care
14.0%
Industrials
2.8%
Liabilities in excess of other assets
0.0%*
0
10
20
30
40
50
60

Table Summary
Value	Value	Value
Liabilities in excess of other assets		0.0%Footnote Reference*
Industrials		2.8%
Health Care		14.0%
Consumer Staples		28.9%
Consumer Discretionary		54.3%
Footnote	Description
Footnote*	Amount is less than 0.05%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Amazon.com, Inc.	20.2%
Walmart, Inc.	12.0%
Costco Wholesale Corp.	8.7%
The TJX Companies, Inc.	5.2%
The Home Depot, Inc.	4.8%
Lowe's Companies, Inc.	4.4%
O'Reilly Automotive, Inc.	4.4%
McKesson Corp.	4.3%
CVS Health Corp.	4.1%
Ross Stores, Inc.	3.8%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Robotics ETF

Ticker: IBOT | The NASDAQ Stock Market LLC

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the VanEck Robotics ETF (the "Fund") for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Robotics ETF	$24	0.47%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$57,013,819
  Number of Portfolio Holdings66
  Portfolio Turnover Rate11%
  Management Fees Paid$87,613

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Information Technology
51.0%
Industrials
41.8%
Energy
2.9%
Consumer Discretionary
2.8%
Health Care
1.1%
Other assets less liabilities
0.4%
0
10
20
30
40
50
60

Table Summary
Value	Value	Value
Other assets less liabilities		0.4%
Health Care		1.1%
Consumer Discretionary		2.8%
Energy		2.9%
Industrials		41.8%
Information Technology		51.0%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
ASML Holding N.V.	5.9%
ABB Ltd.	5.5%
Keyence Corp.	5.0%
Emerson Electric Co.	4.8%
NVIDIA Corp.	4.7%
Autodesk, Inc.	4.0%
Rockwell Automation, Inc.	3.6%
TechnipFMC PLC	2.9%
Denso Corp.	2.8%
FANUC Corp.	2.8%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Semiconductor ETF

Ticker: SMH | The NASDAQ Stock Market LLC

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the VanEck Semiconductor ETF (the "Fund") for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Semiconductor ETF	$19	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$41,367,133,929
  Number of Portfolio Holdings26
  Portfolio Turnover Rate6%
  Management Fees Paid$68,913,912

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Semiconductors
74.7%
Semiconductor Materials & Equipment
20.3%
Application Software
4.9%
Other assets less liabilities
0.1%
0
20
40
60
80

Table Summary
Value	Value	Value
Other assets less liabilities		0.1%
Application Software		4.9%
Semiconductor Materials & Equipment		20.3%
Semiconductors		74.7%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
NVIDIA Corp.	19.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	11.8%
Broadcom, Inc.	7.8%
ASML Holding N.V.	5.0%
KLA Corp.	4.7%
Analog Devices, Inc.	4.7%
Advanced Micro Devices, Inc.	4.7%
Texas Instruments, Inc.	4.6%
Lam Research Corp.	4.6%
Applied Materials, Inc.	4.6%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Social Sentiment ETF

Ticker: BUZZ | NYSE Arca, Inc.

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the VanEck Social Sentiment ETF (the "Fund") for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Social Sentiment ETF	$34	0.75%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$86,328,181
  Number of Portfolio Holdings76
  Portfolio Turnover Rate103%
  Management Fees Paid$419,011

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Information Technology
45.0%
Consumer Discretionary
15.5%
Communication Services
13.7%
Financials
11.4%
Industrials
5.2%
Health Care
4.5%
Energy
1.9%
Consumer Staples
1.6%
Other Investments
1.3%
Liabilities in excess of other assets
(0.1)%
-10
0
10
20
30
40
50

Table Summary
Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Other Investments		1.3%
Consumer Staples		1.6%
Energy		1.9%
Health Care		4.5%
Industrials		5.2%
Financials		11.4%
Communication Services		13.7%
Consumer Discretionary		15.5%
Information Technology		45.0%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Netflix, Inc.	3.3%
Amazon.com, Inc.	3.2%
Nebius Group NV	3.1%
Palantir Technologies, Inc.	3.0%
NVIDIA Corp.	3.1%
AST SpaceMobile, Inc.	3.1%
GameStop Corp.	3.0%
Tesla, Inc.	3.0%
Microsoft Corp.	2.9%
SoFi Technologies, Inc.	2.9%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Technology TruSector ETF

Ticker: TRUT | The NASDAQ Stock Market LLC

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the VanEck Technology TruSector ETF (the "Fund") for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference(a)
VanEck Technology TruSector ETF	$5	0.10%Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized

Key Fund Statistics

  Total Net Assets$65,302,120
  Number of Portfolio Holdings74
  Portfolio Turnover Rate12%
  Management Fees Paid$27,295

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Information Technology
60.3%
Exchange Traded Fund
39.6%
Other assets less liabilities
0.1%
0
10
20
30
40
50
60
70

Table Summary
Value	Value	Value
Other assets less liabilities		0.1%
Exchange Traded Fund		39.6%
Information Technology		60.3%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
State Street Technology Select Sector SPDR ETF	39.6%
NVIDIA Corp.	17.2%
Apple, Inc.	15.2%
Microsoft Corp.	11.1%
Broadcom, Inc.	5.9%
Micron Technology, Inc.	0.7%
Palantir Technologies, Inc.	0.6%
Advanced Micro Devices, Inc.	0.6%
Cisco Systems, Inc.	0.5%
Oracle Corp.	0.5%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

VanEck Video Gaming and eSports ETF

Ticker: ESPO | The NASDAQ Stock Market LLC

Semi-Annual Shareholder Report - March 31, 2026

This semi-annual shareholder report contains important information about the VanEck Video Gaming and eSports ETF (the "Fund") for the period October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Video Gaming and eSports ETF	$24	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Key Fund Statistics

  Total Net Assets$261,666,754
  Number of Portfolio Holdings26
  Portfolio Turnover Rate14%
  Management Fees Paid$924,740

What did the Fund invest in?

Portfolio Composition (% of Total Net Assets)

Communication Services
79.0%
Consumer Discretionary
13.7%
Information Technology
7.0%
Other assets less liabilities
0.3%
0
20
40
60
80

Table Summary
Value	Value	Value
Other assets less liabilities		0.3%
Information Technology		7.0%
Consumer Discretionary		13.7%
Communication Services		79.0%

Top Ten Holdings  (% of Total Net Assets)

Table Summary
Nintendo Co. Ltd.	7.6%
Tencent Holdings Ltd.	7.4%
NetEase, Inc.	7.1%
Electronic Arts, Inc.	6.9%
Roblox Corp.	5.9%
Take-Two Interactive Software, Inc.	5.4%
Unity Software, Inc.	5.1%
Aristocrat Leisure Ltd.	5.0%
International Games System Co. Ltd.	4.9%
Capcom Co. Ltd.	4.6%

Need Additional Information?

If you wish to view additional information about the Fund including but not limited to financial statements, prospectus or holdings please scan the QR code or visit https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/.

Item 2.	CODE OF ETHICS.

Not applicable for semi-annual reports.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

Item 6.	INVESTMENTS.

Information included in Item 7.

Item 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

March 31, 2026

SEMI-ANNUAL FINANCIAL STATEMENTS AND
OTHER INFORMATION

GPZ	|	Alternative Asset Manager ETF
BBH	|	Biotech ETF
PIT	|	Commodity Strategy ETF
TRUC	|	Communication Services TruSector ETF
TRUD	|	Consumer Discretionary TruSector ETF
GENZ	|	Digital Native Economy ETF
DAPP	|	Digital Transformation ETF
DURA	|	Durable High Dividend ETF
EINC	|	Energy Income ETF
EVX	|	Environmental Services ETF
SMHX	|	Fabless Semiconductor ETF
LFEQ	|	Long/Flat Trend ETF
MOTG	|	Morningstar Global Wide Moat ETF
MOTI	|	Morningstar International Moat ETF
SMOT	|	Morningstar SMID Moat ETF
MOAT	|	Morningstar Wide Moat ETF
MVAL	|	Morningstar Wide Moat Value ETF
PPH	|	Pharmaceutical ETF
RAAX	|	Real Assets ETF
RTH	|	Retail ETF
IBOT	|	Robotics ETF
SMH	|	Semiconductor ETF
BUZZ	|	Social Sentiment ETF
TRUT	|	Technology TruSector ETF
ESPO	|	Video Gaming and eSports ETF

800.826.2333	vaneck.com

VANECK ALTERNATIVE ASSET MANAGER ETF

SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Canada: 23.8%
Brookfield Asset Management Ltd. (USD)	278,906	$12,397,372
Brookfield Corp. (USD)	512,401	20,736,868
Fairfax India Holdings Corp. (USD) 144A *	116,632	1,871,944
Onex Corp. †	107,615	7,828,508
		42,834,692
France: 2.7%
Eurazeo SE	104,141	4,916,037

Sweden: 4.5%
EQT AB	262,283	8,087,116

Switzerland: 4.5%
Partners Group Holding AG	7,538	8,084,822

United Kingdom: 5.8%
Bridgepoint Group PLC 144A	793,103	2,461,935
ICG PLC	383,930	7,844,967
		10,306,902
	Number of Shares	Value
United States: 58.6%
Apollo Global Management, Inc.	132,035	$14,711,340
Ares Management Corp.	74,966	8,178,791
Blackstone, Inc.	196,378	22,581,505
Blue Owl Capital, Inc.	619,755	5,658,363
Carlyle Group, Inc.	166,327	8,048,564
DigitalBridge Group, Inc.	285,822	4,407,375
HA Sustainable Infrastructure Capital, Inc.	174,465	6,411,589
Hamilton Lane, Inc.	69,079	6,866,453
KKR & Co., Inc.	202,582	18,738,835
StepStone Group, Inc.	88,094	4,203,846
TPG, Inc.	135,686	5,496,640
		105,303,301
Total Common Stocks (Cost: $204,705,027)		179,532,870

Total Investments: 99.9% (Cost: $204,705,027)		179,532,870
Other assets less liabilities: 0.1%		171,066
NET ASSETS: 100.0%		$179,703,936

Definitions:

USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $218,237.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $4,333,879, or 2.4% of net assets.

The summary of inputs used to value the Fund’s investments as of March 31, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Canada	$42,834,692	$—	$—	$42,834,692
France	—	4,916,037	—	4,916,037
Sweden	—	8,087,116	—	8,087,116
Switzerland	—	8,084,822	—	8,084,822
United Kingdom	—	10,306,902	—	10,306,902
United States	105,303,301	—	—	105,303,301
Total Investments	$148,137,993	$31,394,877	$—	$179,532,870

See Notes to Financial Statements

3

VANECK BIOTECH ETF

SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
China: 3.3%
BeOne Medicines Ltd. (ADR) *	40,622	$12,063,515

Germany: 2.2%
BioNTech SE (ADR) *	90,077	8,006,044

Ireland: 1.3%
ICON PLC (USD) *	42,718	4,727,174

Netherlands: 6.4%
Argenx SE (ADR) *	26,852	19,608,673
QIAGEN NV (USD)	106,309	4,256,612
		23,865,285
United States: 86.8%
Alnylam Pharmaceuticals, Inc. *	46,120	15,259,724
Amgen, Inc.	153,582	54,037,827
Biogen, Inc. *	75,443	13,830,965
BioMarin Pharmaceutical, Inc. *	91,597	5,174,314
Bio-Techne Corp.	95,803	5,006,665
Charles River Laboratories International, Inc. *	27,539	4,750,477
Gilead Sciences, Inc.	390,092	54,367,122
Illumina, Inc. *	75,133	9,260,894
Incyte Corp. *	88,766	8,354,656
Insmed, Inc. *	104,290	17,053,501
IQVIA Holdings, Inc. *	93,651	15,971,242
	Number of Shares	Value
United States (continued)
Moderna, Inc. * †	226,910	$11,527,028
Natera, Inc. *	73,931	14,785,461
Neurocrine Biosciences, Inc. *	54,628	7,196,693
Regeneron Pharmaceuticals, Inc.	36,132	27,917,028
Revolution Medicines, Inc. *	109,365	10,635,746
Tempus AI, Inc. * †	76,175	3,444,633
United Therapeutics Corp. *	23,856	14,146,131
Vertex Pharmaceuticals, Inc. *	67,053	29,941,847
		322,661,954
Total Common Stocks (Cost: $347,497,809)		371,323,972

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.2%
Money Market Fund: 0.2% (Cost: $856,425)
State Street Navigator Securities Lending Government Money Market Portfolio 3.66%(a)	856,425	856,425
Total Investments: 100.2% (Cost: $348,354,234)		372,180,397
Liabilities in excess of other assets: (0.2)%		(587,437)
NET ASSETS: 100.0%		$371,592,960

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

(a)	The rate shown is the 7-day yield as of 03/31/26.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $13,474,473.

The summary of inputs used to value the Fund’s investments as of March 31, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$371,323,972	$—	$—	$371,323,972
Money Market Fund	856,425	—	—	856,425
Total Investments	$372,180,397	$—	$—	$372,180,397

*	See Schedule of Investments for geographic regions.

See Notes to Financial Statements

4

VANECK COMMODITY STRATEGY ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

	Par (000’s)	Value
Short-Term Investments: 93.3%
United States Treasury Obligations: 93.3%
United States Treasury Bills (y)
3.66%, 05/07/26 #	$6,689	$6,664,669
3.66%, 06/04/26 #	67,729	67,294,637
3.67%, 04/07/26 #	50,627	50,596,539
3.67%, 05/05/26 #	54,280	54,094,666
		178,650,511
Total Short-Term Investments: 93.3% (Cost: $178,655,169)		178,650,511
Other assets less liabilities: 6.7%		12,664,655
NET ASSETS: 100.0%		$191,315,166

Footnotes:

#	All or a portion of these securities are held at the broker for futures collateral. Total value of securities held at the broker is $33,277,312.
(y)	The rate shown is the calculated yield to maturity.

Futures Contracts

Reference Entity	Type	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Brent Crude Oil	Long	234	04/30/26	$24,328,980	$5,359,988
Cattle Feeder	Long	27	04/30/26	4,983,188	121,485
Cocoa	Long	22	05/13/26	726,000	(169,055)
Coffee C	Long	31	09/18/26	3,232,913	(219,913)
Copper	Long	88	05/27/26	12,350,800	(482,795)
Corn	Long	48	05/14/26	1,098,600	28,517
FCOJ-A	Long	14	05/08/26	399,000	28,369
Gasoline RBOB	Long	135	04/30/26	18,166,113	3,813,926
Gold 100 OZ	Long	68	06/26/26	31,814,479	(3,068,632)
Lean Hogs	Long	125	12/14/26	4,181,250	26,343
Live Cattle	Long	66	06/30/26	6,422,460	436,418
LME Copper	Long	3	04/13/26	921,239	(76,242)
LME Copper	Long	3	05/18/26	923,366	(59)
LME Primary Aluminium	Long	72	04/13/26	6,338,538	566,969
LME Primary Aluminium	Long	76	05/18/26	6,657,676	424,843
LME Tin	Long	2	04/13/26	466,770	(70,340)
LME Tin	Long	2	05/18/26	467,470	19,500
LME Zinc	Long	73	04/13/26	5,891,374	(244,392)
LME Zinc	Long	75	05/18/26	6,076,763	278,607
Low Sulphur Gasoil	Long	61	05/12/26	7,559,425	553,378
Natural Gas	Long	71	04/28/26	2,047,640	(133,519)
NY Harbor ULSD	Long	152	04/30/26	26,262,498	6,413,783
Platinum	Long	15	07/29/26	1,477,650	(114,449)
Silver	Long	13	05/27/26	4,869,735	(180,723)
Soybean	Long	51	05/14/26	2,986,050	77,986
Soybean Oil	Long	49	05/14/26	2,025,072	322,013
WTI Crude	Long	225	05/19/26	20,961,000	694,716
LME Copper	Short	3	04/13/26	921,239	260
LME Primary Aluminium	Short	72	04/13/26	6,338,538	(411,699)
LME Tin	Short	2	04/13/26	466,770	(19,105)
LME Zinc	Short	73	04/13/26	5,891,374	(282,312)
Net unrealized appreciation on futures contracts					$13,693,866

See Notes to Financial Statements

5

VANECK COMMODITY STRATEGY ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of March 31, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
United States Treasury Obligations	$—	$178,650,511	$—	$178,650,511
Other Financial Instruments:
Assets
Futures Contracts	$13,693,866	$—	$—	$13,693,866

See Notes to Financial Statements

6

VANECK COMMUNICATION SERVICES TRUSECTOR ETF

SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 39.9%
Media & Entertainment: 39.0%
Alphabet, Inc. Class A	17,690	$5,086,937
Alphabet, Inc. Class C	12,035	3,452,360
Meta Platforms, Inc.	6,380	3,650,189
Netflix, Inc. *	13,050	1,254,758
Walt Disney Co.	2,030	195,651
		13,639,895
Telecommunication Services: 0.9%
AT&T, Inc.	3,770	109,292
Verizon Communications, Inc.	4,205	211,091
		320,383
Total Common Stocks (Cost: $14,070,411)		13,960,278

EXCHANGE TRADED FUND: 59.8%(a) (Cost: $21,069,800)
	Number of Shares	Value
State Street Communication Services Select Sector SPDR ETF †	189,225	$20,977,484

Total Investments Before Collateral for Securities Loaned: 99.7% (Cost: $35,140,211)		34,937,762

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.2%
Money Market Fund: 0.2% (Cost: $53,081)
State Street Navigator Securities Lending Government Money Market Portfolio 3.66%(b)	53,081	53,081
Total Investments: 99.9% (Cost: $35,193,292)		34,990,843
Other assets less liabilities: 0.1%		20,173
NET ASSETS: 100.0%		$35,011,016

Footnotes:

(a)	The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov or on the fund’s webpage.
(b)	The rate shown is the 7-day yield as of 03/31/26.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $52,659.

The summary of inputs used to value the Fund’s investments as of March 31, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$13,960,278	$—	$—	$13,960,278
Exchange Traded Fund	20,977,484	—	—	20,977,484
Money Market Fund	53,081	—	—	53,081
Total Investments	$34,990,843	$—	$—	$34,990,843

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

7

VANECK CONSUMER DISCRETIONARY TRUSECTOR ETF

SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 47.7%
Automobiles & Components: 9.5%
Aptiv PLC*	204	$14,166
Ford Motor Co.	4,202	48,491
General Motors Co.	952	70,924
Tesla, Inc.*	5,192	1,930,125
		2,063,706
Consumer Discretionary Distribution & Retail: 30.9%
Amazon.com, Inc.*	25,410	5,292,140
AutoZone, Inc. *	27	91,200
Best Buy Co., Inc.	223	14,317
Carvana Co. *	135	42,441
eBay, Inc.	499	45,419
Genuine Parts Co.	131	13,853
Lowe’s Companies, Inc.	582	137,515
O’Reilly Automotive, Inc. *	898	82,894
Pool Corp.	54	10,926
Ross Stores, Inc.	337	73,004
The Home Depot, Inc.	1,849	608,118
The TJX Companies, Inc.	1,194	190,682
Tractor Supply Co.	577	26,138
Ulta Beauty, Inc. *	24	12,545
Williams-Sonoma, Inc.	147	26,803
		6,667,995
Consumer Durables & Apparel: 1.7%
D.R. Horton, Inc.	297	40,754
Deckers Outdoor Corp. *	137	13,712
Garmin Ltd.	172	39,906
Hasbro, Inc.	122	11,419
Lennar Corp.	209	18,150
Lululemon Athletica, Inc. *	127	19,444
NIKE, Inc.	1,278	67,504
NVR, Inc. *	5	32,949
PulteGroup, Inc.	218	25,639
	Number of Shares	Value
Consumer Durables & Apparel (continued)
Ralph Lauren Corp.	63	$21,671
Tapestry, Inc.	235	33,161
		324,309
Consumer Services: 5.6%
Airbnb, Inc.*	453	57,205
Booking Holdings, Inc.	53	223,147
Carnival Corp.	1,217	31,496
Chipotle Mexican Grill, Inc. *	1,412	45,198
Darden Restaurants, Inc.	141	27,642
Domino’s Pizza, Inc.	51	18,298
DoorDash, Inc. *	419	62,913
Expedia Group, Inc.	143	33,017
Hilton Worldwide Holdings, Inc.	232	70,547
Las Vegas Sands Corp.	303	16,326
Marriott International, Inc.	216	70,647
McDonald’s Corp.	1,109	344,666
MGM Resorts International *	218	8,068
Norwegian Cruise Line Holdings Ltd. *	507	9,481
Royal Caribbean Cruises Ltd.	268	73,748
Starbucks Corp.	1,193	106,881
Wynn Resorts Ltd.	90	9,140
Yum! Brands, Inc.	311	48,354
		1,256,774
Total Common Stocks (Cost: $11,173,990)		10,312,784

EXCHANGE TRADED FUND: 52.2%(a) (Cost: $12,086,998)
State Street Consumer Discretionary Select Sector SPDR ETF	103,453	11,274,309

Total Investments: 99.9% (Cost: $23,260,988)		21,587,093
Other assets less liabilities: 0.1%		11,671
NET ASSETS: 100.0%		$21,598,764

Footnotes:

(a)	The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov or on the fund’s webpage.
*	Non-income producing

The summary of inputs used to value the Fund’s investments as of March 31, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$10,312,784	$—	$—	$10,312,784
Exchange Traded Fund	11,274,309	—	—	11,274,309
Total Investments	$21,587,093	$—	$—	$21,587,093

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

8

VANECK DIGITAL NATIVE ECONOMY ETF

SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Australia: 12.6%
Aristocrat Leisure Ltd.	44,187	$1,394,215
Lottery Corp. Ltd.	175,873	651,999
Tabcorp Holdings Ltd.	189,108	124,120
		2,170,334
China: 5.9%
Galaxy Entertainment Group Ltd. (HKD)	189,240	855,453
Melco Resorts & Entertainment Ltd. (ADR) *	18,241	103,609
SJM Holdings Ltd. (HKD) * †	238,500	63,989
		1,023,051
France: 2.4%
FDJ UNITED †	13,974	409,941

Greece: 1.9%
Allwyn AG	21,466	323,757

Guernsey: 1.3%
Super Group SGHC Ltd. (USD)	21,793	235,364

Ireland: 6.8%
Flutter Entertainment PLC (USD) * †	11,508	1,173,241

Italy: 4.5%
Lottomatica Group Spa	27,113	780,411

Japan: 1.9%
Heiwa Corp. †	6,900	81,371
Sankyo Co. Ltd.	19,495	240,561
		321,932
Macao: 3.0%
Sands China Ltd. (HKD)	242,400	516,702

Malaysia: 3.8%
Genting Bhd	253,400	140,498
Genting Malaysia Bhd	345,898	152,672
Genting Singapore Ltd. (SGD) †	679,900	357,590
		650,760
South Korea: 0.9%
Kangwon Land, Inc.	13,319	150,280
	Number of Shares	Value
Sweden: 4.7%
Evolution AB 144A	13,034	$814,041

Switzerland: 1.1%
Sportradar Group AG (USD) * †	11,927	199,658

United Kingdom: 3.7%
Brightstar Lottery PLC (USD) †	10,604	135,095
Entain PLC	48,242	361,071
Playtech Plc	32,215	142,864
		639,030
United States: 45.4%
Boyd Gaming Corp.	5,423	445,662
Caesars Entertainment, Inc. *	13,889	367,086
Churchill Downs, Inc.	6,926	622,163
DraftKings, Inc. *	42,276	914,007
Gaming and Leisure Properties, Inc.	20,709	918,858
Las Vegas Sands Corp.	21,378	1,151,847
Light & Wonder, Inc. (CDI) *	6,244	520,271
MGM Resorts International *	16,233	600,783
Penn Entertainment, Inc. *	9,593	144,183
VICI Properties, Inc.	50,715	1,385,534
Wynn Resorts Ltd.	7,491	760,711
		7,831,105
Total Common Stocks (Cost: $25,298,405)		17,239,607

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.8%
Money Market Fund: 1.8% (Cost: $315,020)
State Street Navigator Securities Lending Government Money Market Portfolio 3.66%(a)	315,020	315,020

Total Investments: 101.7% (Cost: $25,613,425)		17,554,627
Liabilities in excess of other assets: (1.7)%		(294,577)
NET ASSETS: 100.0%		$17,260,050

Definitions:

ADR	American Depositary Receipt
CDI	CHESS Depositary Interests
HKD	Hong Kong Dollar
SGD	Singapore Dollar
USD	United States Dollar

Footnotes:

(a)	The rate shown is the 7-day yield as of 03/31/26.
*	Non-income producing

See Notes to Financial Statements

9

VANECK DIGITAL NATIVE ECONOMY ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

†	Security fully or partially on loan. Total market value of securities on loan is $1,892,804.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $814,041, or 4.7% of net assets.

The summary of inputs used to value the Fund’s investments as of March 31, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$2,170,334	$—	$2,170,334
China	103,609	919,442	—	1,023,051
France	—	409,941	—	409,941
Greece	323,757	—	—	323,757
Guernsey	235,364	—	—	235,364
Ireland	1,173,241	—	—	1,173,241
Italy	—	780,411	—	780,411
Japan	—	321,932	—	321,932
Macao	—	516,702	—	516,702
Malaysia	—	650,760	—	650,760
South Korea	—	150,280	—	150,280
Sweden	—	814,041	—	814,041
Switzerland	199,658	—	—	199,658
United Kingdom	135,095	503,935	—	639,030
United States	7,310,834	520,271	—	7,831,105
Money Market Fund	315,020	—	—	315,020
Total Investments	$9,796,578	$7,758,049	$—	$17,554,627

See Notes to Financial Statements

10

VANECK DIGITAL TRANSFORMATION ETF

SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Australia: 5.9%
IREN Ltd. (USD) * †	474,659	$16,271,311

Canada: 4.6%
Hut 8 Corp. (USD) * †	269,862	12,659,226

Cayman Islands: 3.7%
Bullish (USD) *	284,889	10,179,084

China: 2.9%
OSL Group Ltd. (HKD) * †	4,491,500	8,069,744

Japan: 4.1%
Metaplanet, Inc. * †	5,843,300	11,373,769

Singapore: 3.1%
Bitdeer Technologies Group (USD) * †	998,379	8,635,978

United States: 75.7%
Applied Digital Corp. * †	591,190	14,034,851
Bit Digital, Inc. * †	2,015,684	2,640,546
BitMine Immersion Technologies, Inc. †	873,820	17,284,160
Block, Inc. *	379,453	22,835,482
Cipher Digital, Inc. * †	977,701	12,583,012
Circle Internet Group, Inc. *	190,226	18,149,463
Cleanspark, Inc. * †	1,263,779	10,754,759
	Number of Shares	Value
United States (continued)
Coinbase Global, Inc. *	123,492	$21,562,938
Core Scientific, Inc. * †	834,069	12,477,672
Figure Technology Solutions, Inc. *	402,522	13,665,622
Galaxy Digital, Inc. * †	642,834	11,860,287
MARA Holdings, Inc. * †	1,613,460	13,165,834
Riot Platforms, Inc. * †	931,459	11,512,833
Strategy, Inc. * †	99,739	12,447,427
Terawulf, Inc. * †	906,362	13,078,804
		208,053,690
Total Common Stocks (Cost: $358,826,632)		275,242,802

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 9.6%
Money Market Fund: 9.6% (Cost: $26,445,722)
State Street Navigator Securities Lending Government Money Market Portfolio 3.66%(a)	26,445,722	26,445,722
Total Investments: 109.6% (Cost: $385,272,354)		301,688,524
Liabilities in excess of other assets: (9.6)%		(26,499,808)
NET ASSETS: 100.0%		$275,188,716

Definitions:

HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

(a)	The rate shown is the 7-day yield as of 03/31/26.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $75,841,002.

The summary of inputs used to value the Fund’s investments as of March 31, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$16,271,311	$—	$—	$16,271,311
Canada	12,659,226	—	—	12,659,226
Cayman Islands	10,179,084	—	—	10,179,084
China	—	8,069,744	—	8,069,744
Japan	—	11,373,769	—	11,373,769
Singapore	8,635,978	—	—	8,635,978
United States	208,053,690	—	—	208,053,690
Money Market Fund	26,445,722	—	—	26,445,722
Total Investments	$282,245,011	$19,443,513	$—	$301,688,524

See Notes to Financial Statements

11

VANECK DURABLE HIGH DIVIDEND ETF

SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.6%
Automobiles & Components: 0.1%
Gentex Corp.	1,096	$23,948

Banks: 5.0%
Bank of America Corp.	35,037	1,708,054
Cullen/Frost Bankers, Inc.	422	57,848
M&T Bank Corp.	985	203,619
		1,969,521
Capital Goods: 3.3%
General Dynamics Corp.	945	324,343
Honeywell International, Inc.	2,918	659,555
L3Harris Technologies, Inc.	565	195,010
Snap-on, Inc.	294	106,787
		1,285,695
Consumer Discretionary Distribution & Retail: 1.5%
Lowe’s Companies, Inc.	2,502	591,173

Consumer Durables & Apparel: 0.5%
Garmin Ltd.	541	125,517
Hasbro, Inc.	900	84,240
		209,757
Consumer Services: 4.8%
McDonald’s Corp.	3,623	1,125,992
Starbucks Corp.	6,590	590,398
Yum! Brands, Inc.	1,192	185,332
		1,901,722
Consumer Staples Distribution & Retail: 0.5%
Sysco Corp.	2,825	201,507

Energy: 15.9%
Chevron Corp.	10,267	2,124,242
ConocoPhillips	8,049	1,062,468
Devon Energy Corp.	2,233	112,365
Diamondback Energy, Inc.	948	187,505
EOG Resources, Inc.	3,886	561,799
Exxon Mobil Corp.	13,087	2,220,340
		6,268,719
Financial Services: 3.0%
BlackRock, Inc.	712	684,738
Franklin Resources, Inc.	3,366	79,505
Invesco Ltd.	2,824	68,595
Janus Henderson Group PLC	885	45,462
MarketAxess Holdings, Inc.	147	24,252
T Rowe Price Group, Inc.	2,865	258,251
		1,160,803
Food, Beverage & Tobacco: 20.4%
Altria Group, Inc.	24,541	1,619,461
Hershey Co.	865	179,825
McCormick & Co., Inc.	1,689	85,193
Mondelez International, Inc.	10,174	586,429
PepsiCo, Inc.	11,221	1,742,509
Philip Morris International, Inc.	11,085	1,832,794
The Coca-Cola Co.	24,126	1,834,782
Tyson Foods, Inc.	2,110	135,188
		8,016,181
	Number of Shares	Value
Health Care Equipment & Services: 5.0%
Abbott Laboratories	8,724	$895,693
Becton Dickinson & Co.	1,702	267,606
Medtronic PLC	9,353	810,437
		1,973,736
Household & Personal Products: 0.9%
Colgate-Palmolive Co.	4,268	363,762

Insurance: 0.5%
American International Group, Inc.	2,846	214,161

Materials: 2.0%
Air Products and Chemicals, Inc.	1,363	395,938
CF Industries Holdings, Inc.	663	86,084
DuPont de Nemours, Inc.	3,110	142,438
PPG Industries, Inc.	1,388	148,349
		772,809
Pharmaceuticals, Biotechnology & Life Sciences: 10.3%
Amgen, Inc.	3,240	1,139,994
Gilead Sciences, Inc.	6,298	877,752
Merck & Co., Inc.	16,369	1,969,027
Royalty Pharma PLC	1,611	77,280
		4,064,053
Semiconductors & Semiconductor Equipment: 6.5%
Microchip Technology, Inc.	3,568	230,529
NXP Semiconductors NV	1,126	221,664
Qualcomm, Inc.	6,410	825,480
Skyworks Solutions, Inc.	1,789	95,801
Texas Instruments, Inc.	6,059	1,176,294
		2,549,768
Telecommunication Services: 9.8%
AT&T, Inc.	66,461	1,926,704
Verizon Communications, Inc.	38,397	1,927,530
		3,854,234
Transportation: 2.6%
Norfolk Southern Corp.	949	272,363
Union Pacific Corp.	3,014	731,257
		1,003,620
Utilities: 7.0%
Alliant Energy Corp.	1,726	123,858
Ameren Corp.	1,620	178,070
Atmos Energy Corp.	783	144,636
CenterPoint Energy, Inc.	3,143	135,652
Consolidated Edison, Inc.	2,610	295,400
DTE Energy Co.	1,442	210,849
Duke Energy Corp.	5,923	775,558
Evergy, Inc.	1,753	143,606
FirstEnergy Corp.	4,245	215,052
New Jersey Resources Corp.	775	42,563
Portland General Electric Co.	1,011	53,350

See Notes to Financial Statements

12

	Number of Shares	Value
Utilities (continued)
PPL Corp.	4,725	$180,495
WEC Energy Group, Inc.	2,324	269,049
		2,768,138
Total Common Stocks (Cost: $36,078,586)		39,193,307

Total Investments: 99.6% (Cost: $36,078,586)		39,193,307
Other assets less liabilities: 0.4%		159,144
NET ASSETS: 100.0%		$39,352,451

The summary of inputs used to value the Fund’s investments as of March 31, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$39,193,307	$—	$—	$39,193,307

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

13

VANECK ENERGY INCOME ETF

SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 76.8%
Energy: 72.4%
Antero Midstream Corp.	179,435	$4,091,118
Archrock, Inc.	80,833	2,812,988
Cheniere Energy, Inc.	33,680	9,557,037
DT Midstream, Inc.	45,537	6,132,468
Enbridge, Inc.	209,570	11,346,120
Gibson Energy, Inc. †	98,457	2,100,642
Hess Midstream LP	32,340	1,257,056
Keyera Corp. †	135,982	5,260,004
Kinder Morgan, Inc.	297,345	9,969,978
Kinetik Holdings, Inc. †	20,935	1,013,463
Kodiak Gas Services, Inc.	39,084	2,279,379
ONEOK, Inc.	90,116	8,145,585
Pembina Pipeline Corp.	142,000	6,355,920
Rockpoint Gas Storage, Inc.	36,687	736,852
South Bow Corp. †	107,711	3,588,930
Targa Resources Corp.	29,705	7,447,935
TC Energy Corp. †	144,656	9,055,466
The Williams Companies, Inc.	151,093	10,996,549
Venture Global, Inc.	87,565	1,380,024
		103,527,514
Utilities: 4.4%
AltaGas Ltd.	181,766	6,304,514

Total Common Stocks (Cost: $94,733,110)		109,832,028

MASTER LIMITED PARTNERSHIPS: 23.0%
Energy: 23.0%
Cheniere Energy Partners LP	17,282	1,116,936
	Number of Shares	Value
Energy (continued)
Energy Transfer LP	337,239	$6,508,713
Enterprise Products Partners LP	169,980	6,432,043
Genesis Energy LP	28,957	516,303
MPLX LP	107,538	6,137,194
NGL Energy Partners LP *	33,154	408,789
Plains All American Pipeline LP	176,325	3,937,337
Plains GP Holdings LP	74,189	1,801,309
Sunoco LP	43,988	2,857,900
Western Midstream Partners LP	77,303	3,182,565

Total Master Limited Partnerships (Cost: $28,314,127)		32,899,089

Total Investments Before Collateral for Securities Loaned: 99.8% (Cost: $123,047,237)		142,731,117

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.6%
Money Market Fund: 2.6% (Cost: $3,678,984)
State Street Navigator Securities Lending Government Money Market Portfolio 3.66%(a)	3,678,984	3,678,984
Total Investments: 102.4% (Cost: $126,726,221)		146,410,101
Liabilities in excess of other assets: (2.4)%		(3,497,529)
NET ASSETS: 100.0%		$142,912,572

Footnotes:

(a)	The rate shown is the 7-day yield as of 03/31/26.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $16,279,893.

The summary of inputs used to value the Fund’s investments as of March 31, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$109,832,028	$—	$—	$109,832,028
Master Limited Partnerships *	32,899,089	—	—	32,899,089
Money Market Fund	3,678,984	—	—	3,678,984
Total Investments	$146,410,101	$—	$—	$146,410,101

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

14

VANECK ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.1%
Australia: 1.4%
Cleanaway Waste Management Ltd. †	802,768	$1,261,937

Canada: 4.5%
GFL Environmental, Inc. (USD) †	99,578	4,154,394

France: 6.2%
Veolia Environnement SA	151,168	5,739,202

Japan: 10.6%
Daiei Kankyo Co. Ltd.	27,400	678,512
Kurita Water Industries Ltd. †	62,900	3,001,935
NGK Insulators Ltd.	145,800	3,748,556
Organo Corp. †	18,200	1,639,764
Takuma Co. Ltd.	48,700	841,210
		9,909,977
Netherlands: 1.5%
Arcadis NV †	44,485	1,418,661

United Kingdom: 2.3%
Drax Group PLC	182,489	2,148,626

United States: 73.6%
Advanced Drainage Systems, Inc.	29,311	4,019,417
Casella Waste Systems, Inc. * †	24,604	1,952,081
Clean Harbors, Inc. *	14,906	4,273,997
	Number of Shares	Value
United States (continued)
Core & Main, Inc. *	87,789	$4,336,777
Darling Ingredients, Inc. *	77,676	4,804,261
Donaldson Co., Inc.	48,765	4,138,686
Ecolab, Inc.	27,698	7,368,222
Federal Signal Corp.	32,518	3,516,497
PureCycle Technologies, Inc. * †	78,679	408,344
Republic Services, Inc.	27,855	6,100,802
Tetra Tech, Inc.	127,759	3,848,101
Veralto Corp.	52,481	4,640,370
Waste Connections, Inc.	40,274	6,542,109
Waste Management, Inc.	32,441	7,454,617
Xylem, Inc.	43,112	5,151,884
		68,556,165
Total Common Stocks (Cost: $85,414,924)		93,188,962

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.9%
Money Market Fund: 0.9% (Cost: $871,584)
State Street Navigator Securities Lending Government Money Market Portfolio 3.66%(a)	871,584	871,584
Total Investments: 101.0% (Cost: $86,286,508)		94,060,546
Liabilities in excess of other assets: (1.0)%		(926,444)
NET ASSETS: 100.0%		$93,134,102

Definitions:

USD	United States Dollar

Footnotes:

(a)	The rate shown is the 7-day yield as of 03/31/26.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $5,601,268.

The summary of inputs used to value the Fund’s investments as of March 31, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$1,261,937	$—	$1,261,937
Canada	4,154,394	—	—	4,154,394
France	—	5,739,202	—	5,739,202
Japan	—	9,909,977	—	9,909,977
Netherlands	—	1,418,661	—	1,418,661
United Kingdom	—	2,148,626	—	2,148,626
United States	68,556,165	—	—	68,556,165
Money Market Fund	871,584	—	—	871,584
Total Investments	$73,582,143	$20,478,403	$—	$94,060,546

See Notes to Financial Statements

15

VANECK FABLESS SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Taiwan: 2.2%
Silicon Motion Technology Corp. (ADR)	29,675	$3,332,206

United Kingdom: 5.8%
ARM Holdings PLC (ADR) * †	58,546	8,856,839

United States: 91.9%
Advanced Micro Devices, Inc. *	38,143	7,759,430
Allegro MicroSystems, Inc. *	53,933	1,700,507
Ambarella, Inc. *	32,999	1,698,624
Astera Labs, Inc. *	56,383	6,179,577
Broadcom, Inc.	68,619	21,238,267
Cadence Design Systems, Inc. *	23,905	6,642,482
Cirrus Logic, Inc. *	38,107	5,511,034
Impinj, Inc. * †	15,544	1,596,369
	Number of Shares	Value
United States (continued)
Lattice Semiconductor Corp. *	67,683	$6,278,275
Marvell Technology, Inc.	77,748	7,700,939
Monolithic Power Systems, Inc.	6,564	7,176,749
NVIDIA Corp.	167,991	29,297,631
Power Integrations, Inc. †	33,389	1,709,517
Qualcomm, Inc.	58,253	7,501,821
Rambus, Inc. *	71,360	6,139,101
Semtech Corp. *	54,769	4,211,188
Silicon Laboratories, Inc. *	19,186	3,993,566
SiTime Corp. *	13,267	4,581,758
Synaptics, Inc. * †	19,540	1,368,582
Synopsys, Inc. *	18,045	7,154,482
		139,439,899
Total Common Stocks (Cost: $155,466,920)		151,628,944
Total Investments: 99.9% (Cost: $155,466,920)		151,628,944
Other assets less liabilities: 0.1%		80,832
NET ASSETS: 100.0%		$151,709,776

Definitions:

ADR	American Depositary Receipt

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $11,707,800.
*	Non-income producing

The summary of inputs used to value the Fund’s investments as of March 31, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$151,628,944	$—	$—	$151,628,944

*	See Schedule of Investments for geographic regions.

See Notes to Financial Statements

16

VANECK LONG/FLAT TREND ETF

SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

	Number of Shares	Value
EXCHANGE TRADED FUND: 99.8%(a) (Cost: $22,799,184)
Vanguard S&P 500 ETF	43,150	$25,784,283

Total Investments: 99.8% (Cost: $22,799,184)		25,784,283
Other assets less liabilities: 0.2%		55,129
NET ASSETS: 100.0%		$25,839,412

Footnotes:

(a)	The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov or on the fund’s webpage.

The summary of inputs used to value the Fund’s investments as of March 31, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Funds	$25,784,283	$—	$—	$25,784,283

See Notes to Financial Statements

17

VANECK MORNINGSTAR GLOBAL WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Australia: 3.9%
ASX Ltd.	9,540	$343,602
Endeavour Group Ltd. †	135,839	305,237
		648,839
Belgium: 1.0%
Anheuser-Busch InBev SA	2,361	162,833

Brazil: 2.2%
Ambev SA	125,100	365,338

China: 17.2%
Alibaba Group Holding Ltd. (HKD)	19,300	302,556
Baidu, Inc. (HKD) *	22,250	311,054
Inner Mongolia Yili Industrial Group Co. Ltd.	42,200	161,649
JD.com, Inc. (HKD)	11,650	171,749
Jiangsu Yanghe Distillery Co. Ltd.	19,700	145,252
Luzhou Laojiao Co. Ltd.	21,200	323,246
Prosus NV (EUR)	6,330	292,125
SF Holding Co. Ltd.	64,600	357,959
Tencent Holdings Ltd. (HKD)	4,800	302,786
Wuliangye Yibin Co. Ltd.	10,900	163,719
Yum China Holdings, Inc. (USD)	6,845	333,899
		2,865,994
France: 7.2%
Bureau Veritas SA	10,864	324,148
Dassault Aviation SA	540	200,355
Pernod Ricard SA	2,048	151,812
Safran SA	470	153,312
Thales SA	1,233	360,429
		1,190,056
Germany: 8.9%
Hensoldt AG *	3,947	349,191
MTU Aero Engines AG	430	156,377
Rheinmetall AG	183	307,707
Sartorius Stedim Biotech	912	177,062
Siemens Healthineers AG 144A	7,165	304,737
Symrise AG	2,081	177,139
		1,472,213
Japan: 2.0%
Kao Corp.	4,400	170,867
Sony Group Corp.	8,100	168,417
		339,284
Netherlands: 6.6%
Adyen NV 144A *	110	109,746
BE Semiconductor Industries NV	889	189,817
Heineken NV	2,094	160,558
Koninklijke Philips NV * †	12,323	335,997
NXP Semiconductors NV (USD)	837	164,772
Universal Music Group NV	7,182	138,968
		1,099,858
	Number of Shares	Value
New Zealand: 1.1%
Auckland International Airport Ltd.	39,034	$177,468

Norway: 1.7%
Kongsberg Gruppen ASA	6,773	286,990

Sweden: 0.9%
Elekta AB	26,561	156,122

Switzerland: 1.1%
Roche Holding AG	449	178,311

Taiwan: 3.7%
Advantech Co. Ltd.	20,000	205,079
Taiwan Semiconductor Manufacturing Co. Ltd.	7,000	404,842
		609,921
United Kingdom: 10.2%
BAE Systems PLC	13,144	383,935
GSK PLC	13,314	365,383
Intertek Group PLC	2,997	145,291
Melrose Industries PLC	47,285	319,226
Reckitt Benckiser Group PLC	2,147	143,830
Spirax Group PLC	3,736	333,930
		1,691,595
United States: 32.3%
Agilent Technologies, Inc.	1,473	167,893
Airbnb, Inc. *	1,278	161,386
Bristol-Myers Squibb Co.	6,142	372,512
Broadcom, Inc.	497	153,827
Brown-Forman Corp.	6,903	182,515
Charles Schwab Corp.	1,815	170,574
Constellation Brands, Inc.	1,153	172,950
Danaher Corp.	864	163,814
Datadog, Inc. *	1,336	157,715
Entegris, Inc.	1,464	171,639
Estee Lauder Cos, Inc.	1,849	132,703
Etsy, Inc. *	6,293	314,524
GE HealthCare Technologies, Inc.	2,036	144,923
Huntington Ingalls Industries, Inc.	546	207,425
LPL Financial Holdings, Inc.	470	141,390
MarketAxess Holdings, Inc.	928	153,101
Masco Corp.	2,674	161,429
Meta Platforms, Inc.	265	151,614
Microsoft Corp.	420	155,471
Mondelez International, Inc.	3,167	182,546
Northrop Grumman Corp.	316	215,588
NVIDIA Corp.	1,847	322,117
Oracle Corp.	790	116,217
Otis Worldwide Corp.	2,044	157,552
US Bancorp	6,653	346,023
Walt Disney Co.	1,599	154,112
Workday, Inc. *	797	103,546

See Notes to Financial Statements

18

	Number of Shares	Value
United States (continued)
Zimmer Biomet Holdings, Inc.	3,720	$336,362
		5,371,468
Total Common Stocks (Cost: $15,723,171)		16,616,290

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.9%
Money Market Fund: 0.9% (Cost: $152,485)
State Street Navigator Securities Lending Government Money Market Portfolio 3.66%(a)	152,485	152,485
Total Investments: 100.9% (Cost: $15,875,656)		16,768,775
Liabilities in excess of other assets: (0.9)%		(143,046)
NET ASSETS: 100.0%		$16,625,729

Definitions:

EUR	Euro
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

(a)	The rate shown is the 7-day yield as of 03/31/26.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $420,568.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $414,483, or 2.5% of net assets.

See Notes to Financial Statements

19

VANECK MORNINGSTAR GLOBAL WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of March 31, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$648,839	$—	$648,839
Belgium	—	162,833	—	162,833
Brazil	365,338	—	—	365,338
China	333,899	2,532,095	—	2,865,994
France	—	1,190,056	—	1,190,056
Germany	—	1,472,213	—	1,472,213
Japan	170,867	168,417	—	339,284
Netherlands	164,772	935,086	—	1,099,858
New Zealand	177,468	—	—	177,468
Norway	286,990	—	—	286,990
Sweden	—	156,122	—	156,122
Switzerland	—	178,311	—	178,311
Taiwan	—	609,921	—	609,921
United Kingdom	—	1,691,595	—	1,691,595
United States	5,371,468	—	—	5,371,468
Money Market Fund	152,485	—	—	152,485
Total Investments	$7,023,287	$9,745,488	$—	$16,768,775

See Notes to Financial Statements

20

VANECK MORNINGSTAR INTERNATIONAL MOAT ETF

SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Australia: 4.1%
Endeavour Group Ltd. †	1,912,472	$4,297,421
WiseTech Global Ltd. †	120,061	3,215,603
		7,513,024
Brazil: 2.8%
Ambev SA	1,765,100	5,154,736

China: 26.2%
Alibaba Group Holding Ltd. (HKD)	273,800	4,292,221
Baidu, Inc. (HKD) *	151,000	2,110,975
Inner Mongolia Yili Industrial Group Co. Ltd.	1,238,200	4,742,962
JD.com, Inc. (HKD)	345,650	5,095,703
Jiangsu Yanghe Distillery Co. Ltd.	607,700	4,480,695
Luzhou Laojiao Co. Ltd.	299,500	4,566,615
Prosus NV (EUR)	89,691	4,139,180
SF Holding Co. Ltd.	913,679	5,062,847
Tencent Holdings Ltd. (HKD)	68,500	4,321,006
Wuliangye Yibin Co. Ltd.	319,700	4,801,928
Yum China Holdings, Inc. (USD)	96,623	4,713,270
		48,327,402
Denmark: 4.6%
Coloplast A/S	63,691	4,325,047
Novo Nordisk A/S	112,780	4,114,269
		8,439,316
France: 12.3%
Bureau Veritas SA	153,385	4,576,530
Dassault Systemes SE	208,652	4,210,663
Edenred SE	229,867	4,564,240
Pernod Ricard SA	57,295	4,247,107
Thales SA	17,409	5,088,981
		22,687,521
Germany: 12.7%
Hensoldt AG *	55,824	4,938,752
Rheinmetall AG	2,588	4,351,615
SAP SE	12,371	2,102,379
Sartorius Stedim Biotech	13,089	2,541,191
Siemens Healthineers AG 144A	101,422	4,313,611
Symrise AG	61,123	5,202,915
		23,450,463
Japan: 7.6%
Nintendo Co. Ltd.	45,300	2,579,721
Oriental Land Co. Ltd./Japan †	128,100	2,174,959
Unicharm Corp. †	863,000	5,047,593
ZOZO, Inc. †	611,200	4,269,820
		14,072,093
Netherlands: 7.1%
Adyen NV 144A * †	2,256	2,250,787
Koninklijke Philips NV *	174,003	4,744,340
Universal Music Group NV	223,287	4,320,493
Wolters Kluwer NV	23,563	1,754,320
		13,069,940
	Number of Shares	Value
Sweden: 2.6%
Elekta AB †	810,549	$4,764,311

Switzerland: 2.7%
DSM-Firmenich AG (EUR)	68,531	4,886,135

Taiwan: 3.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	96,000	5,552,113

United Kingdom: 11.7%
BAE Systems PLC	104,177	3,043,004
Diageo PLC	109,623	2,031,133
Experian plc	66,320	2,285,811
GSK PLC	98,347	2,698,984
Melrose Industries PLC	669,337	4,518,765
RELX PLC	69,554	2,270,315
Spirax Group PLC	52,842	4,723,105
		21,571,117
United States: 2.5%
James Hardie Industries PLC (AUD) *	249,605	4,569,212

Total Common Stocks (Cost: $195,391,707)		184,057,383

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.8%
Money Market Fund: 2.8% (Cost: $5,120,691)
State Street Navigator Securities Lending Government Money Market Portfolio 3.66%(a)	5,120,691	5,120,691
Total Investments: 102.7% (Cost: $200,512,398)		189,178,074
Liabilities in excess of other assets: (2.7)%		(4,920,604)
NET ASSETS: 100.0%		$184,257,470

See Notes to Financial Statements

21

VANECK MORNINGSTAR INTERNATIONAL MOAT ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Definitions:

AUD	Australia Dollar
EUR	Euro
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

(a)	The rate shown is the 7-day yield as of 03/31/26.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $11,800,072.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted. These securities have an aggregate value of $6,564,398, or 3.6% of net assets.

The summary of inputs used to value the Fund’s investments as of March 31, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$7,513,024	$—	$7,513,024
Brazil	5,154,736	—	—	5,154,736
China	4,713,270	43,614,132	—	48,327,402
Denmark	—	8,439,316	—	8,439,316
France	—	22,687,521	—	22,687,521
Germany	—	23,450,463	—	23,450,463
Japan	5,047,593	9,024,500	—	14,072,093
Netherlands	—	13,069,940	—	13,069,940
Sweden	—	4,764,311	—	4,764,311
Switzerland	—	4,886,135	—	4,886,135
Taiwan	—	5,552,113	—	5,552,113
United Kingdom	—	21,571,117	—	21,571,117
United States	—	4,569,212	—	4,569,212
Money Market Fund	5,120,691	—	—	5,120,691
Total Investments	$20,036,290	$169,141,784	$—	$189,178,074

See Notes to Financial Statements

22

VANECK MORNINGSTAR SMID MOAT ETF

SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Automobiles & Components: 0.7%
Gentex Corp.	97,209	$2,124,017

Banks: 0.7%
US Bancorp	43,134	2,243,399

Capital Goods: 13.0%
Acuity, Inc.	13,651	3,825,283
Allegion PLC	13,911	2,021,129
Allison Transmission Holdings, Inc.	18,090	2,117,615
Carrier Global Corp.	36,008	2,027,610
CNH Industrial NV	189,794	2,087,734
Core & Main, Inc. *	42,318	2,090,509
Generac Holdings, Inc. *	13,253	2,588,708
Huntington Ingalls Industries, Inc.	6,982	2,652,462
L3Harris Technologies, Inc.	7,741	2,671,806
Masco Corp.	67,936	4,101,296
Nordson Corp.	9,463	2,517,726
Oshkosh Corp.	17,160	2,526,124
Otis Worldwide Corp.	50,256	3,873,732
PACCAR, Inc.	20,081	2,319,356
Sensata Technologies Holding PLC	65,112	2,293,245
United Rentals, Inc.	2,577	1,877,499
		41,591,834
Commercial & Professional Services: 3.4%
Broadridge Financial Solutions, Inc.	10,104	1,641,698
Equifax, Inc.	20,995	3,780,570
SS&C Technologies Holdings, Inc.	25,830	1,745,333
TransUnion	55,189	3,818,527
		10,986,128
Consumer Discretionary Distribution & Retail: 2.3%
Asbury Automotive Group, Inc.*	9,273	1,812,037
Etsy, Inc. *	78,976	3,947,220
Lithia Motors, Inc.†	6,640	1,658,141
		7,417,398
Consumer Durables & Apparel: 2.6%
Brunswick Corp.	29,253	2,128,448
Hasbro, Inc.	26,842	2,512,411
Mattel, Inc. *	107,304	1,559,127
NIKE, Inc.	35,033	1,850,443
		8,050,429
Consumer Services: 3.9%
Airbnb, Inc.*	33,759	4,263,087
Carnival Corp.	163,058	4,219,941
Norwegian Cruise Line Holdings Ltd. *	102,093	1,909,139
Wynn Resorts Ltd.	20,820	2,114,271
		12,506,438
Energy: 5.1%
Devon Energy Corp.	105,480	5,307,753
Diamondback Energy, Inc.	13,837	2,736,820
	Number of Shares	Value
Energy (continued)
EOG Resources, Inc.	19,915	$2,879,112
SLB Ltd.	102,172	5,250,619
		16,174,304
Equity Real Estate Investment Trusts (REITs): 1.2%
SBA Communications Corp.	22,386	3,852,854

Financial Services: 8.0%
Ameriprise Financial, Inc.	4,579	2,034,908
Block, Inc. *	32,259	1,941,347
Carlyle Group, Inc.	43,310	2,095,771
Fidelity National Information Services, Inc.	33,423	1,567,873
Jack Henry & Associates, Inc.	24,533	3,877,195
LPL Financial Holdings, Inc.	6,002	1,805,582
MarketAxess Holdings, Inc.	11,424	1,884,732
MSCI, Inc.	3,748	2,020,209
Raymond James Financial, Inc.	13,982	2,024,454
Stifel Financial Corp.	28,942	2,139,393
T Rowe Price Group, Inc.	44,437	4,005,551
		25,397,015
Food, Beverage & Tobacco: 6.6%
Brown-Forman Corp.	84,981	2,246,898
Constellation Brands, Inc.	14,194	2,129,100
Hershey Co.	12,332	2,563,699
Ingredion, Inc.	18,649	2,100,996
Kraft Heinz Co.	176,938	3,979,336
Lamb Weston Holdings, Inc.	83,523	3,529,682
Mondelez International, Inc.	76,815	4,427,617
		20,977,328
Health Care Equipment & Services: 10.0%
Align Technology, Inc.*	12,080	2,070,874
Becton Dickinson & Co.	24,542	3,858,739
Cigna Group	16,277	4,341,890
Dexcom, Inc. *	33,325	2,092,810
Elevance Health, Inc.	6,888	2,016,462
GE HealthCare Technologies, Inc.	54,044	3,846,852
Humana, Inc.	8,638	1,497,743
Insulet Corp. *	8,797	1,845,962
Labcorp Holdings, Inc.	8,370	2,233,200
ResMed, Inc.	17,188	3,858,362
Zimmer Biomet Holdings, Inc.	46,675	4,220,354
		31,883,248
Household & Personal Products: 1.8%
Clorox Co.	18,645	1,932,181
Estee Lauder Cos, Inc.	22,825	1,638,150
Kimberly-Clark Corp.	22,036	2,125,813
		5,696,144
Materials: 11.9%
Air Products and Chemicals, Inc.	9,273	2,693,714
Albemarle Corp.	29,078	5,220,373
Amcor PLC †	104,734	4,163,177
AptarGroup, Inc.	15,805	1,991,746
Ball Corp.	46,370	2,740,931
Celanese Corp.	41,096	2,702,884
CF Industries Holdings, Inc.	29,791	3,868,063

See Notes to Financial Statements

23

VANECK MORNINGSTAR SMID MOAT ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Materials (continued)
Corteva, Inc.	60,337	$5,050,810
Dow, Inc.	61,622	2,566,556
DuPont de Nemours, Inc.	101,155	4,632,899
International Flavors & Fragrances, Inc.	34,054	2,470,618
		38,101,771
Media & Entertainment: 2.3%
Omnicom Group, Inc.	25,176	1,896,005
Pinterest, Inc. *	82,795	1,518,460
Reddit, Inc. *	15,226	2,050,181
Warner Music Group Corp.	76,855	1,962,877
		7,427,523
Pharmaceuticals, Biotechnology & Life Sciences: 8.5%
Agilent Technologies, Inc.	18,126	2,066,001
Biogen, Inc. *	23,247	4,261,873
BioMarin Pharmaceutical, Inc. *	76,309	4,310,696
Bio-Techne Corp.	74,494	3,893,056
Ionis Pharmaceuticals, Inc. *	28,058	2,106,875
IQVIA Holdings, Inc. *	11,839	2,019,023
Royalty Pharma PLC	102,671	4,925,128
Waters Corp. *	6,917	2,059,883
West Pharmaceutical Services, Inc.	8,526	2,136,957
		27,779,492
Real Estate Investment Trusts: 1.2%
Crown Castle, Inc.	48,061	3,907,840

Semiconductors & Semiconductor Equipment: 4.7%
Entegris, Inc.	18,017	2,112,313
Marvell Technology, Inc.	46,015	4,557,786
Monolithic Power Systems, Inc.	1,994	2,180,140
NXP Semiconductors NV	19,772	3,892,316
ON Semiconductor Corp.*	35,699	2,210,482
		14,953,037
Software & Services: 6.9%
Akamai Technologies, Inc.* †	46,015	5,284,822
Cloudflare, Inc. *	10,493	2,165,126
Datadog, Inc. *	30,440	3,593,442
Dynatrace, Inc. *	49,768	1,840,421
Fortinet, Inc. *	26,381	2,155,855
Workday, Inc. *	10,184	1,323,105
Zoom Communications, Inc. *	52,358	4,209,060
Zscaler, Inc.*	9,094	1,275,797
		21,847,628
Technology Hardware & Equipment: 2.0%
Littelfuse, Inc.	6,888	2,337,443
Vontier Corp.	116,121	4,118,812
		6,456,255
Utilities: 3.1%
Essential Utilities, Inc.	58,208	2,344,036
Evergy, Inc.	30,183	2,472,591
	Number of Shares	Value
Utilities (continued)
FirstEnergy Corp.	49,209	$2,492,928
Portland General Electric Co.	46,216	2,438,818
		9,748,373
Total Common Stocks (Cost: $313,563,818)		319,122,455

Total Investments: 99.9% (Cost: $313,563,818)		319,122,455
Other assets less liabilities: 0.1%		233,620
NET ASSETS: 100.0%		$319,356,075

See Notes to Financial Statements

24

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $6,538,030.

The summary of inputs used to value the Fund’s investments as of March 31, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$319,122,455	$—	$—	$319,122,455

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

25

VANECK MORNINGSTAR WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Banks: 1.3%
US Bancorp	2,987,372	$155,373,218

Capital Goods: 11.0%
Boeing Co.*	772,239	153,698,728
Huntington Ingalls Industries, Inc. †	490,398	186,302,200
IDEX Corp.	882,718	167,319,197
Masco Corp.	4,884,630	294,885,113
Northrop Grumman Corp.	283,447	193,378,881
Otis Worldwide Corp.	3,613,020	278,491,582
		1,274,075,701
Commercial & Professional Services: 6.9%
Broadridge Financial Solutions, Inc.	1,533,852	249,220,273
Copart, Inc. *	4,145,103	137,617,420
Equifax, Inc.	749,047	134,880,893
TransUnion†	3,971,788	274,808,012
		796,526,598
Consumer Discretionary Distribution & Retail: 1.3%
Amazon.com, Inc.*	729,461	151,924,842

Consumer Durables & Apparel: 2.4%
NIKE, Inc.	5,216,209	275,520,159

Consumer Services: 3.9%
Airbnb, Inc.*	2,425,352	306,273,451
Chipotle Mexican Grill, Inc.*	4,624,512	148,030,629
		454,304,080
Financial Services: 6.3%
Blackstone, Inc.	1,407,424	161,839,686
Charles Schwab Corp.	1,650,052	155,071,887
LPL Financial Holdings, Inc.	919,718	276,678,766
MarketAxess Holdings, Inc.	841,243	138,788,270
		732,378,609
Food, Beverage & Tobacco: 11.1%
Brown-Forman Corp.†	11,481,413	303,568,560
Constellation Brands, Inc.	2,119,382	317,907,300
Hershey Co.	866,345	180,104,462
Mondelez International, Inc.	5,520,333	318,191,994
PepsiCo, Inc.	1,051,025	163,213,672
		1,282,985,988
Health Care Equipment & Services: 6.2%
GE HealthCare Technologies, Inc.	3,891,943	277,028,503
Veeva Systems, Inc. *	796,298	139,877,707
Zimmer Biomet Holdings, Inc.†	3,356,387	303,484,512
		720,390,722
Household & Personal Products: 7.3%
Clorox Co.	2,926,596	303,283,143
Estee Lauder Cos, Inc.	3,191,513	229,054,888
Kenvue, Inc.	17,945,573	309,381,679
		841,719,710
Media & Entertainment: 2.3%
Meta Platforms, Inc.	231,653	132,535,631
Walt Disney Co.	1,439,149	138,705,180
		271,240,811
	Number of Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences: 11.9%
Agilent Technologies, Inc.	1,335,149	$152,180,283
Bristol-Myers Squibb Co.	5,553,038	336,791,756
Danaher Corp.	1,462,724	277,332,470
Thermo Fisher Scientific, Inc.	305,382	150,104,415
West Pharmaceutical Services, Inc.	627,794	157,350,288
Zoetis, Inc.	2,575,205	304,414,983
		1,378,174,195
Real Estate Management & Development: 1.1%
CoStar Group, Inc.*	3,216,262	129,744,009

Semiconductors & Semiconductor Equipment: 8.8%
Applied Materials, Inc.	459,464	157,040,200
Broadcom, Inc.	450,413	139,407,328
Entegris, Inc. †	1,327,177	155,598,231
NVIDIA Corp.	1,666,302	290,603,069
NXP Semiconductors NV	1,424,329	280,393,407
		1,023,042,235
Software & Services: 15.1%
Adobe, Inc.*	459,201	111,622,579
Datadog, Inc. *	1,211,357	143,000,694
Fair Isaac Corp. *	108,058	115,356,237
Fortinet, Inc. *	3,711,593	303,311,380
Microsoft Corp.	695,867	257,589,087
Oracle Corp.	709,670	104,399,554
Palo Alto Networks, Inc. *	943,248	151,221,519
Salesforce, Inc.	607,523	113,406,319
ServiceNow, Inc. *	926,410	96,856,166
Tyler Technologies, Inc. *	767,556	262,795,823
Workday, Inc.*	715,452	92,951,524
		1,752,510,882
Technology Hardware & Equipment: 1.6%
Motorola Solutions, Inc.	420,032	182,281,287

Transportation: 1.4%
United Parcel Service, Inc.	1,662,295	163,536,582

Total Common Stocks (Cost: $12,355,157,883)		11,585,729,628

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.1%
Money Market Fund: 0.1% (Cost: $12,156,279)
State Street Navigator Securities Lending Government Money Market Portfolio 3.66%(a)	12,156,279	12,156,279
Total Investments: 100.0% (Cost: $12,367,314,162)		11,597,885,907
Other assets less liabilities: 0.0%		3,528,427
NET ASSETS: 100.0%		$11,601,414,334

See Notes to Financial Statements

26

Footnotes:

(a)	The rate shown is the 7-day yield as of 03/31/26.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $231,796,790.

The summary of inputs used to value the Fund’s investments as of March 31, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$11,585,729,628	$—	$—	$11,585,729,628
Money Market Fund	12,156,279	—	—	12,156,279
Total Investments	$11,597,885,907	$—	$—	$11,597,885,907

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

27

VANECK MORNINGSTAR WIDE MOAT VALUE ETF

SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.1%
Banks: 2.4%
US Bancorp	2,875	$149,529

Capital Goods: 12.1%
Boeing Co.*	656	130,564
Huntington Ingalls Industries, Inc.	156	59,264
IDEX Corp.	301	57,055
Masco Corp.	2,563	154,728
Northrop Grumman Corp.	241	164,420
Otis Worldwide Corp.	2,448	188,692
		754,723
Consumer Discretionary Distribution & Retail: 2.0%
Etsy, Inc.*	2,507	125,300

Consumer Durables & Apparel: 2.3%
NIKE, Inc.	2,751	145,308

Consumer Services: 2.0%
Airbnb, Inc.*	985	124,386

Financial Services: 5.9%
Blackstone, Inc.	564	64,854
Charles Schwab Corp.	762	71,613
MarketAxess Holdings, Inc.	901	148,647
S&P Global, Inc.	193	82,091
		367,205
Food, Beverage & Tobacco: 19.7%
Brown-Forman Corp.†	10,465	276,695
Campbell’s Company/The †	10,405	231,719
Constellation Brands, Inc.	1,919	287,850
Hershey Co.	737	153,215
Mondelez International, Inc.	2,417	139,316
PepsiCo, Inc.	894	138,829
		1,227,624
Health Care Equipment & Services: 7.4%
GE HealthCare Technologies, Inc.	2,659	189,268
Zimmer Biomet Holdings, Inc.	3,041	274,967
		464,235
Household & Personal Products: 11.4%
Clorox Co.	2,642	273,790
Estee Lauder Cos, Inc.	2,136	153,301
Kenvue, Inc.	16,221	279,650
		706,741
Materials: 4.0%
Air Products and Chemicals, Inc.	554	160,931
Corteva, Inc.	1,041	87,142
		248,073
Pharmaceuticals, Biotechnology & Life Sciences: 17.9%
Agilent Technologies, Inc.	803	91,526
Bristol-Myers Squibb Co.	5,010	303,856
Danaher Corp.	1,332	252,547
Merck & Co., Inc.	1,318	158,542
Thermo Fisher Scientific, Inc.	294	144,510
	Number of Shares	Value
Pharmaceuticals, Biotechnology & Life Sciences (continued)
West Pharmaceutical Services, Inc.	203	$50,880
Zoetis, Inc.	878	103,788
		1,105,649
Semiconductors & Semiconductor Equipment: 4.5%
Applied Materials, Inc.	289	98,777
NXP Semiconductors NV	925	182,096
		280,873
Software & Services: 3.8%
Adobe, Inc.*	249	60,527
Microsoft Corp.	343	126,968
Salesforce, Inc.	260	48,534
		236,029
Transportation: 4.7%
United Parcel Service, Inc.	2,913	286,581

Total Common Stocks (Cost: $6,700,127)		6,222,256

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.7%
Money Market Fund: 0.7% (Cost: $44,889)
State Street Navigator Securities Lending Government Money Market Portfolio 3.66%(a)	44,889	44,889
Total Investments: 100.8% (Cost: $6,745,016)		6,267,145
Liabilities in excess of other assets: (0.8)%		(48,141)
NET ASSETS: 100.0%		$6,219,004

See Notes to Financial Statements

28

Footnotes:

(a)	The rate shown is the 7-day yield as of 03/31/26.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $269,348.

The summary of inputs used to value the Fund’s investments as of March 31, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$6,222,256	$—	$—	$6,222,256
Money Market Fund	44,889	—	—	44,889
Total Investments	$6,267,145	$—	$—	$6,267,145

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

29

VANECK PHARMACEUTICAL ETF

SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.4%
Denmark: 4.8%
Novo Nordisk A/S (ADR)	1,621,481	$59,589,427

France: 4.7%
Sanofi SA (ADR)	1,215,842	58,579,268

Israel: 2.8%
Teva Pharmaceutical Industries Ltd. (ADR) *	1,164,065	35,061,638

Japan: 3.1%
Takeda Pharmaceutical Co. Ltd. (ADR) †	2,105,494	38,993,749

Switzerland: 10.8%
Novartis AG (ADR) †	876,525	133,889,194

United Kingdom: 12.2%
AstraZeneca PLC (USD)	276,361	54,503,916
GSK PLC (ADR) †	1,031,808	56,945,483
Haleon PLC (ADR) †	3,983,354	39,873,374
		151,322,773
United States: 61.0%
AbbVie, Inc.	234,649	51,033,811
Axsome Therapeutics, Inc. *	37,673	6,367,491
Bausch Health Cos, Inc. * †	238,036	1,285,394
Bristol-Myers Squibb Co.	948,719	57,539,807
Cencora, Inc.	147,361	46,291,985
Corcept Therapeutics, Inc. *	68,270	2,751,964
	Number of Shares	Value
United States (continued)
Elanco Animal Health, Inc. * †	183,073	$4,380,937
Eli Lilly & Co.	251,889	231,679,945
Jazz Pharmaceuticals PLC *	52,466	9,918,697
Johnson & Johnson	220,785	53,968,685
McKesson Corp.	60,904	52,703,885
Merck & Co., Inc.	1,001,170	120,430,739
Organon & Co. †	202,676	1,214,029
Perrigo Co. PLC †	81,102	871,036
Pfizer, Inc.	2,306,299	64,760,876
Viatris, Inc.	823,746	11,128,808
Zoetis, Inc.	364,184	43,050,191
		759,378,280
Total Common Stocks (Cost: $1,288,194,577)		1,236,814,329

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.0%
Money Market Fund: 2.0% (Cost: $24,348,341)
State Street Navigator Securities Lending Government Money Market Portfolio 3.66%(a)	24,348,341	24,348,341
Total Investments: 101.4% (Cost: $1,312,542,918)		1,261,162,670
Liabilities in excess of other assets: (1.4)%		(16,891,618)
NET ASSETS: 100.0%		$1,244,271,052

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

(a)	The rate shown is the 7-day yield as of 03/31/26.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $151,113,075.

The summary of inputs used to value the Fund’s investments as of March 31, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$1,236,814,329	$—	$—	$1,236,814,329
Money Market Fund	24,348,341	—	—	24,348,341
Total Investments	$1,261,162,670	$—	$—	$1,261,162,670

*	See Schedule of Investments for geographic regions.

See Notes to Financial Statements

30

VANECK REAL ASSETS ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

	Number of Shares	Value
EXCHANGE TRADED PRODUCTS: 99.8%(a)
First Trust NASDAQ Clean Edge Smart Grid Infrastructure Index Fund	165,998	$27,153,953
Global X US Infrastructure Development ETF †	1,492,814	75,849,880
iShares Global Industrials ETF †	143,102	25,902,893
iShares Gold Trust *	6,194	546,063
iShares Residential and Multisector Real Estate ETF	239,685	19,944,189
iShares U.S. Infrastructure ETF	365,217	20,890,412
SPDR Gold MiniShares Trust *	5,936	550,208
State Street Energy Select Sector SPDR ETF	864,371	52,951,368
State Street Materials Select Sector SPDR ETF †	498,354	24,902,749
State Street Utilities Select Sector SPDR ETF †	540,773	24,816,073
VanEck Commodity Strategy ETF ‡	2,245,510	162,507,559
VanEck Energy Income ETF † ‡	552,320	65,071,194
	Number of Shares	Value
VanEck Gold Miners ETF † ‡	241,150	$22,130,335
VanEck Merk Gold ETF * ‡	3,434,628	154,729,991
VanEck Natural Resources ETF † ‡	424,504	30,763,805
VanEck Uranium and Nuclear ETF † ‡	179,804	23,948,095

Total Exchange Traded Products (Cost: $644,830,155)		732,658,767

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.0%
Money Market Fund: 2.0% (Cost: $14,327,214)
State Street Navigator Securities Lending Government Money Market Portfolio 3.66%(b)	14,327,214	14,327,214
Total Investments: 101.8% (Cost: $659,157,369)		746,985,981
Liabilities in excess of other assets: (1.8)%		(13,311,123)
NET ASSETS: 100.0%		$733,674,858

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov or on the fund’s webpage.
(b)	The rate shown is the 7-day yield as of 03/31/26.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $98,580,243.
‡	Affiliated issuer – as defined under the Investment Company Act of 1940.

Transactions in and earnings from securities of affiliates for the period ended March 31, 2026 were as follows:

	Value 9/30/2025	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 3/31/2026	Dividend Income
VanEck Commodity Strategy ETF	$34,601,288	$102,757,873	$(5,529,000)	$184,490	$30,492,908	$162,507,559	$4,074,723
VanEck Energy Income ETF	19,553,577	46,245,646	(8,208,048)	97,708	7,382,311	65,071,194	569,823
VanEck Gold Miners ETF	5,548,474	17,905,738	(1,671,320)	247,675	99,768	22,130,335	67,429
VanEck Merk Gold ETF	–(a)	110,206,008	(1,052,464)	(12,370)	5,200,217	154,729,991	–
VanEck Natural Resources ETF	–	28,415,991	(633,711)	24,892	2,956,633	30,763,805	182,534
VanEck Uranium and Nuclear ETF	7,052,443	19,503,719	(1,208,072)	169,543	(1,569,538)	23,948,095	224,806
	$66,755,782	$325,034,975	$(18,302,615)	$711,938	$44,562,299	$459,150,979	$5,119,315

(a)	Security held by the Fund, however not classified as an affiliate at the beginning of the reporting period.

See Notes to Financial Statements

31

VANECK REAL ASSETS ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of March 31, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Products	$732,658,767	$—	$—	$732,658,767
Money Market Fund	14,327,214	—	—	14,327,214
Total Investments	$746,985,981	$—	$—	$746,985,981

See Notes to Financial Statements

32

VANECK RETAIL ETF

SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.0%
Canada: 0.8%
Lululemon Athletica, Inc. (USD) *	13,782	$2,110,024

China: 2.5%
JD.com, Inc. (ADR) †	206,561	6,108,009

United States: 96.7%
Amazon.com, Inc. *	241,037	50,200,776
AutoZone, Inc. *	2,252	7,606,761
Best Buy Co., Inc.	22,567	1,448,801
Cardinal Health, Inc.	30,492	6,443,265
Carvana Co. *	17,295	5,437,202
Cencora, Inc.	23,570	7,404,280
Costco Wholesale Corp.	21,859	21,780,963
CVS Health Corp.	143,442	10,302,004
Dollar General Corp.	26,671	3,166,648
Dollar Tree, Inc. *	17,736	1,942,269
Fastenal Co.	150,732	6,993,965
Lowe’s Companies, Inc.	46,714	11,037,584
McKesson Corp.	12,344	10,682,004
O’Reilly Automotive, Inc. *	117,117	10,811,070
Ross Stores, Inc.	44,089	9,551,000
Sysco Corp.	58,835	4,196,701
	Number of Shares	Value
United States (continued)
Target Corp.	54,108	$6,557,890
The Home Depot, Inc.	36,524	12,012,378
The Kroger Co.	63,029	4,560,778
The TJX Companies, Inc.	81,164	12,961,891
Tractor Supply Co.	62,004	2,808,781
Ulta Beauty, Inc. *	5,898	3,082,944
Walmart, Inc.	239,430	29,756,360
		240,746,315
Total Common Stocks (Cost: $215,077,991)		248,964,348

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0% (Cost: $2,172)
State Street Navigator Securities Lending Government Money Market Portfolio 3.66%(a)	2,172	2,172
Total Investments: 100.0% (Cost: $215,080,163)		248,966,520
Liabilities in excess of other assets: 0.0%		(89,565)
NET ASSETS: 100.0%		$248,876,955

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

(a)	The rate shown is the 7-day yield as of 03/31/26.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $5,497,181.

The summary of inputs used to value the Fund’s investments as of March 31, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$248,964,348	$—	$—	$248,964,348
Money Market Fund	2,172	—	—	2,172
Total Investments	$248,966,520	$—	$—	$248,966,520

*	See Schedule of Investments for geographic regions.

See Notes to Financial Statements

33

VANECK ROBOTICS ETF

SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.6%
Austria: 1.4%
Andritz AG	11,244	$779,640

Canada: 1.2%
ATS Corp. (USD) * †	24,271	684,442

China: 1.1%
UBTech Robotics Corp. Ltd. (HKD) * †	54,150	602,739

Finland: 1.6%
Konecranes Oyj †	27,249	891,507

France: 1.5%
Dassault Systemes SE	42,322	854,071

Germany: 2.4%
Basler AG *	5,029	72,983
Duerr AG	27,053	599,748
Krones AG	4,497	608,901
Mensch und Maschine Software SE	1,911	76,454
		1,358,086

Israel: 0.8%
Nova Ltd. (USD) * †	1,006	436,886

Japan: 26.9%
Advantest Corp.	3,200	440,552
Amada Co. Ltd.	61,600	866,670
Argo Graphics, Inc.	10,400	95,489
Azbil Corp.	82,400	718,234
Daifuku Co. Ltd.	33,000	1,162,379
Daihen Corp.	10,400	768,783
Denso Corp.	129,400	1,618,501
DMG Mori Co. Ltd.	39,500	608,727
FANUC Corp.	45,200	1,571,720
Fuji Corp.	30,200	919,925
Keyence Corp.	8,000	2,840,368
Lasertec Corp.	1,800	399,663
Omron Corp.	29,900	858,114
Optex Group Co. Ltd.	6,100	102,890
Renesas Electronics Corp.	25,800	367,976
Tokyo Electron Ltd.	2,300	570,054
Yaskawa Electric Corp.	27,000	711,390
Yokogawa Electric Corp.	26,600	820,050
		15,441,485
Netherlands: 6.9%
ASM International NV	600	453,335
ASML Holding N.V. (USD)	2,532	3,344,341
TKH Group NV	3,039	130,268
		3,927,944
Norway: 1.0%
AutoStore Holdings Ltd. 144A *	604,552	594,710

Sweden: 1.6%
Hexagon AB	97,019	938,293
	Number of Shares	Value
Switzerland: 8.0%
ABB Ltd.	38,657	$3,127,671
Interroll Holding AG	248	456,622
Kardex Holding AG	1,988	595,197
STMicroelectronics N.V. (USD)	13,838	478,103
		4,657,593
United Kingdom: 5.8%
IMI PLC	28,649	971,001
Renishaw PLC	14,500	674,976
TechnipFMC PLC (USD)	23,707	1,638,865
		3,284,842
United States: 39.4%
Ambarella, Inc. *	2,796	143,924
Analog Devices, Inc.	2,077	660,777
Applied Materials, Inc.	2,685	917,706
Autodesk, Inc. *	9,443	2,260,654
Bentley Systems, Inc.	8,032	282,084
Cognex Corp.	9,278	454,529
Emerson Electric Co.	20,683	2,709,887
Intuitive Surgical, Inc. *	1,287	593,294
Kadant, Inc. †	2,298	671,820
KLA Corp.	486	715,591
Lam Research Corp.	4,273	912,969
Lattice Semiconductor Corp. *	4,268	395,900
Lincoln Electric Holdings, Inc.	4,567	1,137,548
Microchip Technology, Inc.	5,666	366,080
Novanta, Inc. * †	6,207	733,109
NVIDIA Corp.	15,420	2,689,248
ON Semiconductor Corp. *	6,470	400,622
Onto Innovation, Inc. *	2,012	412,601
Ouster, Inc. * †	5,737	105,389
PTC, Inc. *	4,612	657,164
Rockwell Automation, Inc.	5,735	2,058,177
Symbotic, Inc. *	11,752	625,206
Teledyne Technologies, Inc. *	1,963	1,187,635
Teradyne, Inc.	1,869	554,084
Texas Instruments, Inc.	3,503	680,072
		22,326,070
Total Common Stocks (Cost: $55,656,622)		56,778,308

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.0%
Money Market Fund: 1.0% (Cost: $573,960)
State Street Navigator Securities Lending Government Money Market Portfolio 3.66%(a)	573,960	573,960
Total Investments: 100.6% (Cost: $56,230,582)		57,352,268
Liabilities in excess of other assets: (0.6)%		(338,449)
NET ASSETS: 100.0%		$57,013,819

See Notes to Financial Statements

34

Definitions:

HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

(a)	The rate shown is the 7-day yield as of 03/31/26.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $3,188,387.

The summary of inputs used to value the Fund’s investments as of March 31, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Austria	$—	$779,640	$—	$779,640
Canada	684,442	—	—	684,442
China	—	602,739	—	602,739
Finland	—	891,507	—	891,507
France	—	854,071	—	854,071
Germany	—	1,358,086	—	1,358,086
Israel	436,886	—	—	436,886
Japan	—	15,441,485	—	15,441,485
Netherlands	3,344,341	583,603	—	3,927,944
Norway	—	594,710	—	594,710
Sweden	—	938,293	—	938,293
Switzerland	478,103	4,179,490	—	4,657,593
United Kingdom	2,313,841	971,001	—	3,284,842
United States	22,326,070	—	—	22,326,070
Money Market Fund	573,960	—	—	573,960
Total Investments	$30,157,643	$27,194,625	$—	$57,352,268

See Notes to Financial Statements

35

VANECK SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Netherlands: 6.2%
ASML Holding N.V. (USD)	1,562,800	$2,064,193,124
NXP Semiconductors NV (USD)	2,604,052	512,633,678
		2,576,826,802
Switzerland: 0.9%
STMicroelectronics N.V. (USD) †	10,732,546	370,809,464

Taiwan: 11.8%
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	14,493,801	4,898,180,048

United Kingdom: 0.8%
ARM Holdings PLC (ADR) * †	2,091,641	316,423,450

United States: 80.2%
Advanced Micro Devices, Inc. *	9,521,916	1,937,043,372
Analog Devices, Inc.	6,109,816	1,943,776,862
Applied Materials, Inc.	5,555,497	1,898,813,320
Astera Labs, Inc. *	1,676,210	183,712,616
Broadcom, Inc.	10,418,020	3,224,481,370
Cadence Design Systems, Inc. *	3,622,283	1,006,523,777
Intel Corp. *	40,649,516	1,793,863,141
KLA Corp.	1,331,288	1,960,201,764
Lam Research Corp.	8,911,065	1,903,938,148
	Number of Shares	Value
United States (continued)
Marvell Technology, Inc.	9,832,795	$973,938,345
Microchip Technology, Inc.	6,394,613	413,155,946
Micron Technology, Inc.	5,175,800	1,748,592,272
Monolithic Power Systems, Inc.	466,026	509,529,527
NVIDIA Corp.	46,596,181	8,126,373,966
ON Semiconductor Corp. *	3,996,063	247,436,221
Qualcomm, Inc.	13,134,082	1,691,407,080
Skyworks Solutions, Inc.	1,623,465	86,936,551
Synopsys, Inc. *	2,609,543	1,034,631,609
Teradyne, Inc.	1,971,874	584,581,766
Texas Instruments, Inc.	9,817,153	1,905,902,083
		33,174,839,736
Total Common Stocks (Cost: $41,700,803,421)		41,337,079,500

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.1%
Money Market Fund: 0.1% (Cost: $29,784,723)
State Street Navigator Securities Lending Government Money Market Portfolio 3.66%(a)	29,784,723	29,784,723

Total Investments: 100.0% (Cost: $41,730,588,144)		41,366,864,223
Other assets less liabilities: 0.0%		269,706
NET ASSETS: 100.0%		$41,367,133,929

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

(a)	The rate shown is the 7-day yield as of 03/31/26.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $58,309,241.

The summary of inputs used to value the Fund’s investments as of March 31, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$41,337,079,500	$—	$—	$41,337,079,500
Money Market Fund	29,784,723	—	—	29,784,723
Total Investments	$41,366,864,223	$—	$—	$41,366,864,223

*	See Schedule of Investments for geographic regions.

See Notes to Financial Statements

36

VANECK SOCIAL SENTIMENT ETF

SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.1%
Automobiles & Components: 4.9%
Rivian Automotive, Inc.* †	107,569	$1,618,913
Tesla, Inc.*	7,003	2,603,365
		4,222,278
Banks: 0.5%
JPMorgan Chase & Co.	1,511	444,476

Capital Goods: 4.0%
Bloom Energy Corp.*	2,655	359,726
Boeing Co. *	2,618	521,061
Rocket Lab Corp. *	23,754	1,525,482
RTX Corp.	5,552	1,070,981
		3,477,250
Consumer Discretionary Distribution & Retail: 8.0%
Amazon.com, Inc.*	13,202	2,749,581
Carvana Co. *	3,957	1,244,002
GameStop Corp. *	113,231	2,608,842
MercadoLibre, Inc.*	248	428,797
		7,031,222
Consumer Durables & Apparel: 0.9%
Lululemon Athletica, Inc.*	2,330	356,723
NIKE, Inc.	7,450	393,509
		750,232
Consumer Services: 1.6%
DoorDash, Inc.*	2,066	310,210
DraftKings, Inc. *	31,080	671,950
Norwegian Cruise Line Holdings Ltd.*	17,742	331,775
		1,313,935
Consumer Staples Distribution & Retail: 1.0%
Costco Wholesale Corp.	276	275,015
Walmart, Inc.	4,853	603,131
		878,146
Energy: 1.9%
Exxon Mobil Corp.	3,927	666,255
Venture Global, Inc.	62,859	990,658
		1,656,913
Financial Services: 10.9%
Block, Inc.*	10,689	643,264
Coinbase Global, Inc. *	9,331	1,629,286
PayPal Holdings, Inc.	44,044	1,992,110
Robinhood Markets, Inc. *	32,244	2,234,509
Rocket Cos, Inc.	31,001	441,764
SoFi Technologies, Inc.* †	156,283	2,481,774
		9,422,707
Food, Beverage & Tobacco: 0.6%
Celsius Holdings, Inc.* †	14,807	525,352

Health Care Equipment & Services: 3.4%
Hims & Hers Health, Inc.* †	116,033	2,408,845
UnitedHealth Group, Inc.	2,047	553,898
		2,962,743
Materials: 0.9%
Barrick Mining Corp.	8,442	344,349
First Majestic Silver Corp.	19,393	416,562
		760,911
	Number of Shares	Value
Media & Entertainment: 10.5%
Alphabet, Inc. Class A	4,320	$1,242,259
Meta Platforms, Inc.	2,563	1,466,369
Netflix, Inc. *	29,331	2,820,177
Pinterest, Inc. *	17,683	324,306
Reddit, Inc. *	4,591	618,178
Snap, Inc. *	277,234	1,275,276
Trade Desk, Inc.*	60,631	1,375,717
		9,122,282
Pharmaceuticals, Biotechnology & Life Sciences: 1.1%
Eli Lilly & Co.	278	255,696
Moderna, Inc. * †	8,345	423,926
Tempus AI, Inc.*	6,543	295,874
		975,496
Semiconductors & Semiconductor Equipment: 10.9%
Advanced Micro Devices, Inc.*	10,143	2,063,390
Broadcom, Inc.	4,123	1,276,110
Intel Corp. *	27,379	1,208,235
Marvell Technology, Inc.	5,428	537,643
Micron Technology, Inc.	4,888	1,651,362
NVIDIA Corp.	15,104	2,634,138
		9,370,878
Software & Services: 29.2%
Adobe, Inc.*	3,784	919,815
Applied Digital Corp. * †	94,173	2,235,667
AppLovin Corp. *	2,583	1,028,034
Cipher Digital, Inc. * †	41,016	527,876
Crowdstrike Holdings, Inc. *	1,596	623,094
D-Wave Quantum, Inc. * †	15,951	230,173
International Business Machines Corp.	1,690	409,639
IREN Ltd. * †	66,865	2,292,132
Microsoft Corp.	6,884	2,548,250
MongoDB, Inc. *	1,044	255,540
Nebius Group NV * †	25,604	2,656,671
Oracle Corp.	12,741	1,874,329
Palantir Technologies, Inc. *	18,021	2,636,112
Palo Alto Networks, Inc. *	2,330	373,546
Salesforce, Inc.	3,966	740,333
ServiceNow, Inc. *	6,016	628,973
Shopify, Inc. *	2,926	347,082
Strategy, Inc. * †	17,256	2,153,549
UiPath, Inc. * †	156,391	1,735,940
Unity Software, Inc.*	34,861	764,850
		24,981,605
Technology Hardware & Equipment: 5.2%
Apple, Inc.	8,222	2,086,661
IonQ, Inc. * †	21,503	619,931
Super Micro Computer, Inc.* †	78,888	1,796,280
		4,502,872
Telecommunication Services: 3.0%
AST SpaceMobile, Inc.* †	31,762	2,632,117

See Notes to Financial Statements

37

VANECK SOCIAL SENTIMENT ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Transportation: 1.2%
Grab Holdings Ltd.*	64,720	$236,875
Joby Aviation, Inc. * †	42,602	351,893
Uber Technologies, Inc.*	6,500	467,545
		1,056,313
Utilities: 0.4%
Oklo, Inc.*	6,311	312,962

Total Common Stocks (Cost: $98,505,560)		86,400,690

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 5.4%
Money Market Fund: 5.4% (Cost: $4,643,807)
State Street Navigator Securities Lending Government Money Market Portfolio 3.66%(a)	4,643,807	4,643,807
Total Investments: 105.5% (Cost: $103,149,367)		91,044,497
Liabilities in excess of other assets: (5.5)%		(4,716,316)
NET ASSETS: 100.0%		$86,328,181

Footnotes:

(a)	The rate shown is the 7-day yield as of 03/31/26.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $18,453,529.

The summary of inputs used to value the Fund’s investments as of March 31, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$86,400,690	$—	$—	$86,400,690
Money Market Fund	4,643,807	—	—	4,643,807
Total Investments	$91,044,497	$—	$—	$91,044,497

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

38

VANECK TECHNOLOGY TRUSECTOR ETF

SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 60.3%
Semiconductors & Semiconductor Equipment: 27.1%
Advanced Micro Devices, Inc.*	1,884	$383,262
Analog Devices, Inc.	463	147,299
Applied Materials, Inc.	927	316,839
Broadcom, Inc.	12,481	3,862,994
First Solar, Inc. *	24	4,734
Intel Corp. *	5,409	238,699
KLA Corp.	64	94,234
Lam Research Corp.	1,444	308,525
Microchip Technology, Inc.	661	42,707
Micron Technology, Inc.	1,283	433,449
Monolithic Power Systems, Inc.	81	88,561
NVIDIA Corp.	64,200	11,196,481
NXP Semiconductors NV	376	74,019
ON Semiconductor Corp. *	459	28,421
Qnity Electronics, Inc.	195	22,499
Qualcomm, Inc.	1,185	152,604
Skyworks Solutions, Inc.	96	5,141
Teradyne, Inc.	107	31,721
Texas Instruments, Inc.	1,074	208,506
		17,640,695
Software & Services: 15.5%
Accenture PLC	784	155,459
Adobe, Inc. *	486	118,137
Akamai Technologies, Inc. *	85	9,762
AppLovin Corp. *	408	162,384
Autodesk, Inc. *	310	74,214
Cadence Design Systems, Inc. *	410	113,927
Cognizant Technology Solutions Corp.	445	27,301
Crowdstrike Holdings, Inc. *	376	146,794
Datadog, Inc. *	349	41,199
EPAM Systems, Inc. *	92	12,457
Fair Isaac Corp. *	39	41,634
Fortinet, Inc. *	812	66,357
Gartner, Inc. *	117	18,526
Gen Digital, Inc.	546	10,281
GoDaddy, Inc. *	71	5,870
International Business Machines Corp.	1,119	271,234
Intuit, Inc.	420	181,600
Microsoft Corp.	19,587	7,250,521
Oracle Corp.	2,213	325,554
Palantir Technologies, Inc. *	2,733	399,783
Palo Alto Networks, Inc. *	950	152,304
PTC, Inc. *	44	6,270
Roper Technologies, Inc.	23	8,139
Salesforce, Inc.	1,122	209,444
ServiceNow, Inc. *	1,372	143,443
Synopsys, Inc. *	252	99,913
Trimble, Inc. *	259	16,895
Tyler Technologies, Inc. *	72	24,651
VeriSign, Inc.	137	34,025
Workday, Inc.*	256	33,260
		10,161,338
	Number of Shares	Value
Technology Hardware & Equipment: 17.7%
Amphenol Corp.	1,565	$197,738
Apple, Inc.	38,976	9,891,720
Arista Networks, Inc. *	1,280	157,158
CDW Corp.	63	7,624
Ciena Corp. *	80	31,058
Cisco Systems, Inc.	4,565	354,198
Coherent Corp. *	158	37,637
Corning, Inc.	906	123,189
Dell Technologies, Inc.	298	48,911
F5, Inc. *	94	27,197
Hewlett Packard Enterprise Co.	1,578	37,572
HP, Inc.	1,091	20,958
Jabil, Inc.	22	5,844
Keysight Technologies, Inc. *	131	36,990
Lumentum Holdings, Inc. *	119	83,628
Motorola Solutions, Inc.	122	52,944
NetApp, Inc.	287	29,386
Sandisk Corp. *	92	58,451
Seagate Technology Holdings PLC	320	125,363
Super Micro Computer, Inc. *	292	6,649
TE Connectivity PLC	291	60,825
Teledyne Technologies, Inc. *	78	47,191
Western Digital Corp.	367	99,270
Zebra Technologies Corp.*	82	17,145
		11,558,646
Total Common Stocks (Cost: $44,992,284)		39,360,679

EXCHANGE TRADED FUND: 39.6%(a) (Cost: $28,015,131)
State Street Technology Select Sector SPDR ETF	194,515	25,851,044

Total Investments: 99.9% (Cost: $73,007,415)		65,211,723
Other assets less liabilities: 0.1%		90,397
NET ASSETS: 100.0%		$65,302,120

See Notes to Financial Statements

39

VANECK TECHNOLOGY TRUSECTOR ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

Footnotes:

(a)	The underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov or on the fund’s webpage.
*	Non-income producing

The summary of inputs used to value the Fund’s investments as of March 31, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks *	$39,360,679	$—	$—	$39,360,679
Exchange Traded Fund	25,851,044	—	—	25,851,044
Total Investments	$65,211,723	$—	$—	$65,211,723

*	See Schedule of Investments for industry sectors.

See Notes to Financial Statements

40

VANECK VIDEO GAMING AND ESPORTS ETF

SCHEDULE OF INVESTMENTS

March 31, 2026 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.7%
Australia: 5.0%
Aristocrat Leisure Ltd.	417,513	$13,173,625

China: 20.8%
China Ruyi Holdings Ltd. (HKD) * †	24,248,000	4,746,094
Kingsoft Corp. Ltd. (HKD) †	2,172,800	6,331,512
NetEase, Inc. (ADR)	166,123	18,595,808
Tencent Holdings Ltd. (HKD)	306,400	19,327,829
XD, Inc. (HKD) †	690,800	5,390,729
		54,391,972
France: 1.4%
Vivendi SE *	1,748,070	3,614,981

Japan: 27.1%
Bandai Namco Holdings, Inc.	453,200	11,153,564
Capcom Co. Ltd. †	568,700	11,988,641
Koei Tecmo Holdings Co. Ltd. †	266,400	2,733,249
Konami Group Corp. †	96,100	11,813,557
Nexon Co. Ltd.	437,600	8,222,983
Nintendo Co. Ltd.	350,000	19,931,619
Square Enix Holdings Co. Ltd. †	326,700	5,193,686
		71,037,299
Poland: 3.8%
CD Projekt SA	156,215	10,008,083

South Korea: 7.1%
Krafton, Inc.	61,576	10,526,846
NCSoft Corp.	26,430	3,991,621
	Number of Shares	Value
South Korea (continued)
Pearl Abyss Corp. *	90,353	$4,070,354
		18,588,821
Taiwan: 6.8%
International Games System Co. Ltd.	537,000	12,827,313
Micro-Star International Co. Ltd.	1,809,000	4,913,501
		17,740,814
United States: 27.7%
Electronic Arts, Inc.	88,228	17,987,042
GameStop Corp. *	499,238	11,502,444
Roblox Corp. *	271,767	15,371,141
Take-Two Interactive Software, Inc. *	71,270	14,075,825
Unity Software, Inc. *	614,221	13,476,009
		72,412,461
Total Common Stocks (Cost: $285,586,195)		260,968,056

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.5%
Money Market Fund: 2.5% (Cost: $6,484,939)
State Street Navigator Securities Lending Government Money Market Portfolio 3.66%(a)	6,484,939	6,484,939

Total Investments: 102.2% (Cost: $292,071,134)		267,452,995
Liabilities in excess of other assets: (2.2)%		(5,786,241)
NET ASSETS: 100.0%		$261,666,754

Definitions:

ADR	American Depositary Receipt
HKD	Hong Kong Dollar

Footnotes:

(a)	The rate shown is the 7-day yield as of 03/31/26.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $32,926,531.

See Notes to Financial Statements

41

VANECK VIDEO GAMING AND ESPORTS ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

The summary of inputs used to value the Fund’s investments as of March 31, 2026 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$13,173,625	$—	$13,173,625
China	18,595,808	35,796,164	—	54,391,972
France	—	3,614,981	—	3,614,981
Japan	—	71,037,299	—	71,037,299
Poland	—	10,008,083	—	10,008,083
South Korea	4,070,354	14,518,467	—	18,588,821
Taiwan	—	17,740,814	—	17,740,814
United States	72,412,461	—	—	72,412,461
Money Market Fund	6,484,939	—	—	6,484,939
Total Investments	$101,563,562	$165,889,433	$—	$267,452,995

See Notes to Financial Statements

42

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2026 (unaudited)

	Alternative Asset Manager ETF	Biotech ETF	Commodity Strategy ETF (a)	Communication Services TruSector ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$179,532,870	$371,323,972	$178,650,511	$34,937,762
Short-term investments held as collateral for securities loaned (3)	—	856,425	—	53,081
Cash	187,139	443,003	10,934,535	77,183
Receivables:
Investment securities sold	—	—	—	1,445,700
Capital shares sold	2,139,332	—	3,610,474	—
Dividends and interest	32,312	1,706	—	63
Net variation margin on futures contracts	—	—	13,705,658	—
Total assets	181,891,653	372,625,106	206,901,178	36,513,789
Liabilities:
Payables:
Investment securities purchased	2,140,259	—	4,374,774	—
Capital shares redeemed	—	—	—	1,448,731
Collateral for securities loaned	—	856,425	—	53,081
Due to Adviser	47,036	110,569	76,720	961
Due to broker	—	—	11,134,076	—
Due to custodian	91	—	—	—
Deferred Trustee fees	—	64,926	—	—
Accrued interest	331	226	442	—
Total liabilities	2,187,717	1,032,146	15,586,012	1,502,773
NET ASSETS	$179,703,936	$371,592,960	$191,315,166	$35,011,016
Shares outstanding	8,400,000	1,976,503	2,650,000	1,450,000
Net asset value, per share	$21.39	$188.01	$72.19	$24.15
Net Assets consist of:
Aggregate paid-in capital	$209,975,279	$610,744,532	$150,830,592	$35,156,704
Total distributable earnings (loss)	(30,271,343)	(239,151,572)	40,484,574	(145,688)
NET ASSETS	$179,703,936	$371,592,960	$191,315,166	$35,011,016
(1) Includes Investment in securities on loan, at market value	$218,237	$13,474,473	$—	$52,659
(2) Cost of investments - Unaffiliated issuers	$204,705,027	$347,497,809	$178,655,169	$35,140,211
(3) Cost of short-term investments held as collateral for securities loaned	$—	$856,425	$—	$53,081

(a)	Consolidated Statement of Assets and Liabilities

See Notes to Financial Statements

43

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2026 (unaudited)

	Consumer Discretionary TruSector ETF	Digital Native Economy ETF	Digital Transformation ETF	Durable High Dividend ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$21,587,093	$17,239,607	$275,242,802	$39,193,307
Short-term investments held as collateral for securities loaned (3)	—	315,020	26,445,722	—
Cash	13,645	231	8,055,490	61,135
Foreign currency, at value (4)	—	891	—	—
Receivables:
Investment securities sold	—	—	634,244	—
Capital shares sold	—	—	1,120,163	—
Dividends and interest	91	55,462	70,924	109,564
Total assets	21,600,829	17,611,211	311,569,345	39,364,006
Liabilities:
Payables:
Investment securities purchased	—	—	1,086,658	—
Capital shares redeemed	—	—	8,723,669	—
Collateral for securities loaned	—	315,020	26,445,722	—
Due to Adviser	2,065	7,621	124,136	10,931
Due to custodian	—	—	444	—
Deferred Trustee fees	—	11,302	—	624
Accrued expenses	—	17,218	—	—
Total liabilities	2,065	351,161	36,380,629	11,555
NET ASSETS	$21,598,764	$17,260,050	$275,188,716	$39,352,451
Shares outstanding	910,000	500,000	18,425,000	1,050,000
Net asset value, per share	$23.73	$34.52	$14.94	$37.48
Net Assets consist of:
Aggregate paid-in capital	$24,347,913	$57,570,542	$428,853,810	$55,901,214
Total distributable loss	(2,749,149)	(40,310,492)	(153,665,094)	(16,548,763)
NET ASSETS	$21,598,764	$17,260,050	$275,188,716	$39,352,451
(1) Includes Investment in securities on loan, at market value	$—	$1,892,804	$75,841,002	$—
(2) Cost of investments - Unaffiliated issuers	$23,260,988	$25,298,405	$358,826,632	$36,078,586
(3) Cost of short-term investments held as collateral for securities loaned	$—	$315,020	$26,445,722	$—
(4) Cost of cash denominated in foreign currency	$—	$895	$—	$—

See Notes to Financial Statements

44

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2026 (unaudited)

	Energy Income ETF	Environmental Services ETF	Fabless Semiconductor ETF	Long/Flat Trend ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$142,731,117	$93,188,962	$151,628,944	$25,784,283
Short-term investments held as collateral for securities loaned (3)	3,678,984	871,584	—	—
Cash	—	—	109,161	91,988
Foreign currency, at value (4)	86,934	17	—	—
Receivables:
Capital shares sold	2,941,183	—	—	—
Dividends and interest	196,302	133,901	16,602	—
Federal and State income taxes	14,979	—	—	—
Prepaid expenses	—	26,450	—	379
Other assets	—	—	—	74
Total assets	149,649,499	94,220,914	151,754,707	25,876,724
Liabilities:
Payables:
Investment securities purchased	2,938,738	—	—	—
Collateral for securities loaned	3,678,984	871,584	—	—
Line of credit	32,029	172,775	—	—
Due to Adviser	51,120	20,602	44,931	4,890
Due to custodian	35,718	—	—	—
Deferred Trustee fees	—	5,279	—	1,677
Accrued expenses	—	16,237	—	30,745
Accrued interest	338	335	—	—
Total liabilities	6,736,927	1,086,812	44,931	37,312
NET ASSETS	$142,912,572	$93,134,102	$151,709,776	$25,839,412
Shares outstanding	1,214,720	2,405,000	4,075,000	500,000
Net asset value, per share	$117.65	$38.73	$37.23	$51.68
Net Assets consist of:
Aggregate paid-in capital	$116,891,482	$112,938,929	$147,449,040	$30,487,896
Total distributable earnings (loss)	26,021,090	(19,804,827)	4,260,736	(4,648,484)
NET ASSETS	$142,912,572	$93,134,102	$151,709,776	$25,839,412
(1) Includes Investment in securities on loan, at market value	$16,279,893	$5,601,268	$11,707,800	$—
(2) Cost of investments - Unaffiliated issuers	$123,047,237	$85,414,924	$155,466,920	$22,799,184
(3) Cost of short-term investments held as collateral for securities loaned	$3,678,984	$871,584	$—	$—
(4) Cost of cash denominated in foreign currency	$86,820	$17	$—	$—

See Notes to Financial Statements

45

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2026 (unaudited)

	Morningstar Global Wide Moat ETF	Morningstar International Moat ETF	Morningstar SMID Moat ETF	Morningstar Wide Moat ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$16,616,290	$184,057,383	$319,122,455	$11,585,729,628
Short-term investments held as collateral for securities loaned (3)	152,485	5,120,691	—	12,156,279
Cash	24,015	—	111,935	5,555,441
Foreign currency, at value (4)	102	100,961	—	—
Receivables:
Investment securities sold	—	—	—	14,499,883
Due from Adviser	3,121	—	—	—
Dividends and interest	36,504	907,813	284,736	15,233,141
Prepaid expenses	333	1,470	2,278	45,769
Other assets	34	342	83	72,786
Total assets	16,832,884	190,188,660	319,521,487	11,633,292,927
Liabilities:
Payables:
Investment securities purchased	10,279	—	—	—
Capital shares redeemed	—	—	—	14,507,811
Collateral for securities loaned	152,485	5,120,691	—	12,156,279
Line of credit	—	680,044	—	—
Due to Adviser	—	74,381	125,243	4,668,919
Deferred Trustee fees	446	4,025	1,663	264,685
Accrued expenses	43,875	51,042	38,506	267,116
Accrued interest	70	1,007	—	13,783
Total liabilities	207,155	5,931,190	165,412	31,878,593
NET ASSETS	$16,625,729	$184,257,470	$319,356,075	$11,601,414,334
Shares outstanding	450,000	5,400,000	9,075,000	119,950,000
Net asset value, per share	$36.95	$34.12	$35.19	$96.72
Net Assets consist of:
Aggregate paid-in capital	$15,062,942	$194,666,235	$386,446,064	$14,332,328,928
Total distributable earnings (loss)	1,562,787	(10,408,765)	(67,089,989)	(2,730,914,594)
NET ASSETS	$16,625,729	$184,257,470	$319,356,075	$11,601,414,334
(1) Includes Investment in securities on loan, at market value	$420,568	$11,800,072	$6,538,030	$231,796,790
(2) Cost of investments - Unaffiliated issuers	$15,723,171	$195,391,707	$313,563,818	$12,355,157,883
(3) Cost of short-term investments held as collateral for securities loaned	$152,485	$5,120,691	$—	$12,156,279
(4) Cost of cash denominated in foreign currency	$103	$100,472	$—	$—

See Notes to Financial Statements

46

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2026 (unaudited)

	Morningstar Wide Moat Value ETF	Pharmaceutical ETF	Real Assets ETF (a)	Retail ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$6,222,256	$1,236,814,329	$273,507,788	$248,964,348
Affiliated issuers (3)	—	—	459,150,979	—
Short-term investments held as collateral for securities loaned (4)	44,889	24,348,341	14,327,214	2,172
Cash	10,660	—	1,174,388	—
Receivables:
Investment securities sold	—	44,894,116	—	—
Capital shares sold	—	—	14,226,370	—
Due from Adviser	5,292	—	—	—
Dividends and interest	11,513	5,046,688	34,882	100,205
Prepaid expenses	248	—	882	—
Other assets	—	—	253	—
Total assets	6,294,858	1,311,103,474	762,422,756	249,066,725
Liabilities:
Payables:
Investment securities purchased	—	—	14,208,398	—
Capital shares redeemed	—	41,692,948	—	—
Collateral for securities loaned	44,889	24,348,341	14,327,214	2,172
Line of credit	—	326,728	—	101,152
Due to Adviser	—	382,652	170,832	76,015
Due to custodian	—	18,862	—	—
Deferred Trustee fees	15	36,037	1,559	10,259
Accrued expenses	30,950	22,500	30,062	—
Accrued interest	—	4,354	9,833	172
Total liabilities	75,854	66,832,422	28,747,898	189,770
NET ASSETS	$6,219,004	$1,244,271,052	$733,674,858	$248,876,955
Shares outstanding	175,000	11,938,138	18,050,000	991,531
Net asset value, per share	$35.54	$104.23	$40.65	$251.00
Net Assets consist of:
Aggregate paid-in capital	$6,579,005	$1,368,106,622	$668,872,630	$246,355,940
Total distributable earnings (loss)	(360,001)	(123,835,570)	64,802,228	2,521,015
NET ASSETS	$6,219,004	$1,244,271,052	$733,674,858	$248,876,955
(1) Includes Investment in securities on loan, at market value	$269,348	$151,113,075	$98,580,243	$5,497,181
(2) Cost of investments - Unaffiliated issuers	$6,700,127	$1,288,194,577	$257,889,388	$215,077,991
(3) Cost of investments - Affiliated issuers	$—	$—	$386,940,767	$—
(4) Cost of short-term investments held as collateral for securities loaned	$44,889	$24,348,341	$14,327,214	$2,172

(a)	Consolidated Statement of Assets and Liabilities

See Notes to Financial Statements

47

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2026 (unaudited)

	Robotics ETF	Semiconductor ETF	Social Sentiment ETF	Technology TruSector ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$56,778,308	$41,337,079,500	$86,400,690	$65,211,723
Short-term investments held as collateral for securities loaned (3)	573,960	29,784,723	4,643,807	—
Cash	78,931	25,194,193	—	91,826
Foreign currency, at value (4)	520	—	—	—
Receivables:
Investment securities sold	—	191,618,721	—	3,824,472
Capital shares sold	—	574,852,875	—	6,697,653
Dividends and interest	179,973	17,927,956	6,933	3,230
Total assets	57,611,692	42,176,457,968	91,051,430	75,828,904
Liabilities:
Payables:
Investment securities purchased	—	574,856,162	—	6,692,827
Capital shares redeemed	—	191,617,625	—	3,827,230
Collateral for securities loaned	573,960	29,784,723	4,643,807	—
Due to Adviser	23,453	12,963,747	58,252	6,727
Due to custodian	—	—	21,190	—
Deferred Trustee fees	—	97,455	—	—
Accrued interest	460	4,327	—	—
Total liabilities	597,873	809,324,039	4,723,249	10,526,784
NET ASSETS	$57,013,819	$41,367,133,929	$86,328,181	$65,302,120
Shares outstanding	1,075,000	107,941,874	3,000,000	2,730,000
Net asset value, per share	$53.04	$383.24	$28.78	$23.92
Net Assets consist of:
Aggregate paid-in capital	$55,954,842	$34,437,651,911	$229,134,498	$74,118,306
Total distributable earnings (loss)	1,058,977	6,929,482,018	(142,806,317)	(8,816,186)
NET ASSETS	$57,013,819	$41,367,133,929	$86,328,181	$65,302,120
(1) Includes Investment in securities on loan, at market value	$3,188,387	$58,309,241	$18,453,529	$—
(2) Cost of investments - Unaffiliated issuers	$55,656,622	$41,700,803,421	$98,505,560	$73,007,415
(3) Cost of short-term investments held as collateral for securities loaned	$573,960	$29,784,723	$4,643,807	$—
(4) Cost of cash denominated in foreign currency	$527	$—	$—	$—

See Notes to Financial Statements

48

VANECK ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

March 31, 2026 (unaudited)

Video Gaming and eSports ETF
Assets:
Investments, at value (1)
Unaffiliated issuers (2)	$260,968,056
Short-term investments held as collateral for securities loaned (3)	6,484,939
Cash	78,466
Foreign currency, at value (4)	11
Receivables:
Dividends and interest	789,880
Prepaid expenses	1,811
Other assets	1,079
Total assets	268,324,242
Liabilities:
Payables:
Collateral for securities loaned	6,484,939
Due to Adviser	112,232
Deferred Trustee fees	16,169
Accrued expenses	43,610
Accrued interest	538
Total liabilities	6,657,488
NET ASSETS	$261,666,754
Shares outstanding	2,900,000
Net asset value, per share	$90.23
Net Assets consist of:
Aggregate paid-in capital	$272,240,134
Total distributable loss	(10,573,380)
NET ASSETS	$261,666,754
(1) Includes Investment in securities on loan, at market value	$32,926,531
(2) Cost of investments - Unaffiliated issuers	$285,586,195
(3) Cost of short-term investments held as collateral for securities loaned	$6,484,939
(4) Cost of cash denominated in foreign currency	$11

See Notes to Financial Statements

49

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2026 (unaudited)

	Alternative Asset Manager ETF	Biotech ETF	Commodity Strategy ETF (a)	Communication Services TruSector ETF (b)
Income:
Dividends	$890,731	$1,758,370	$—	$21,507
Interest	2,579	6,029	1,591,956	41
Securities lending income	864	18,976	—	63
Net foreign taxes withheld	(30,165)	—	—	—
Total income	864,009	1,783,375	1,591,956	21,611
Expenses:
Management fees	240,829	654,527	240,687	975
Interest	613	18	958	—
Total expenses	241,442	654,545	241,645	975
Net investment income	622,567	1,128,830	1,350,311	20,636

Net realized gain (loss) on:
Investments	(4,778,330)	(14,090,135)	957	—
In-kind redemptions	(488)	26,352,176	—	36,125
Futures contracts	—	—	27,126,090	—
Foreign currency transactions and foreign denominated assets and liabilities	2,899	—	—	—
Net realized gain (loss)	(4,775,919)	12,262,041	27,127,047	36,125

Net change in unrealized appreciation (depreciation) on:
Investments	(23,744,637)	33,442,536	(11,666)	(202,449)
Futures contracts	—	—	12,463,464	—
Foreign currency translations and foreign denominated assets and liabilities	145	—	2	—
Net change in unrealized appreciation (depreciation)	(23,744,492)	33,442,536	12,451,800	(202,449)
Net increase (decrease) in net assets resulting from operations	$(27,897,844)	$46,833,407	$40,929,158	$(145,688)

(a)	Consolidated Statement of Operations
(b)	For the period February 19, 2026 (commencement of operations) through March 31, 2026.

See Notes to Financial Statements

50

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2026 (unaudited)

	Consumer Discretionary TruSector ETF	Digital Native Economy ETF	Digital Transformation ETF	Durable High Dividend ETF
Income:
Dividends	$73,128	$148,168	$6,685	$780,519
Interest	61	1,000	5,514	829
Securities lending income	108	2,269	323,274	66
Net foreign taxes withheld	—	(3,723)	—	(196)
Total income	73,297	147,714	335,473	781,218
Expenses:
Management fees	8,447	54,772	822,919	63,303
Professional fees	—	34,834	—	—
Custody and accounting fees	—	9,245	—	—
Reports to shareholders	—	3,672	—	—
Trustees’ fees and expenses	—	114	—	—
Exchange listing fees	—	1,061	—	—
Insurance	—	415	—	—
Interest	—	10	40,688	449
Other	—	3,338	—	—
Total expenses	8,447	107,461	863,607	63,752
Expenses assumed by the Adviser	—	(40,884)	—	—
Net expenses	8,447	66,577	863,607	63,752
Net investment income (loss)	64,850	81,137	(528,134)	717,466

Net realized gain (loss) on:
Investments	(645,716)	(1,666,208)	(38,433,540)	(1,107,390)
In-kind redemptions	(471,289)	(536,130)	54,679,338	2,473,931
Foreign currency transactions and foreign denominated assets and liabilities	—	(1,171)	(5,090)	—
Net realized gain (loss)	(1,117,005)	(2,203,509)	16,240,708	1,366,541

Net change in unrealized appreciation (depreciation) on:
Investments	(1,769,143)	(2,870,250)	(144,486,472)	3,048,025
Foreign currency translations and foreign denominated assets and liabilities	—	(498)	59	—
Net change in unrealized appreciation (depreciation)	(1,769,143)	(2,870,748)	(144,486,413)	3,048,025
Net increase (decrease) in net assets resulting from operations	$(2,821,298)	$(4,993,120)	$(128,773,839)	$5,132,032

See Notes to Financial Statements

51

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2026 (unaudited)

	Energy Income ETF	Environmental Services ETF	Fabless Semiconductor ETF	Long/Flat Trend ETF
Income:
Dividends	$1,354,402	$448,436	$268,220	$157,783
Interest	1,074	3,412	480	675
Securities lending income	43,368	15,833	7,399	—
Net foreign taxes withheld	(113,754)	(14,269)	—	—
Total income	1,285,090	453,412	276,099	158,458
Expenses:
Management fees	197,857	233,352	287,353	67,971
Professional fees	—	52,832	—	23,581
Custody and accounting fees	—	11,822	—	10,804
Reports to shareholders	—	9,649	—	4,098
Trustees’ fees and expenses	—	688	—	209
Exchange listing fees	—	3,382	—	3,382
Insurance	—	1,405	—	623
Interest	2,626	1,602	1,452	—
Other	—	298	—	315
Total expenses	200,483	315,030	288,805	110,983
Expenses assumed by the Adviser	—	(56,741)	—	(36,215)
Net expenses	200,483	258,289	288,805	74,768
Net investment income (loss)	1,084,607	195,123	(12,706)	83,690

Net realized gain (loss) on:
Investments	268,226	1,244,559	(1,560,057)	14,124
In-kind redemptions	4,289,283	(643)	11,067,137	231,403
Foreign currency transactions and foreign denominated assets and liabilities	(4,890)	(6,091)	—	—
Net realized gain	4,552,619	1,237,825	9,507,080	245,527

Net change in unrealized appreciation (depreciation) on:
Investments	13,635,562	(1,786,517)	(13,591,632)	(869,778)
Foreign currency translations and foreign denominated assets and liabilities	(111)	(766)	—	—
Net change in unrealized appreciation (depreciation)	13,635,451	(1,787,283)	(13,591,632)	(869,778)
Net increase (decrease) in net assets resulting from operations	$19,272,677	$(354,335)	$(4,097,258)	$(540,561)

See Notes to Financial Statements

52

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2026 (unaudited)

	Morningstar Global Wide Moat ETF	Morningstar International Moat ETF	Morningstar SMID Moat ETF	Morningstar Wide Moat ETF
Income:
Dividends	$156,527	$2,017,511	$2,784,799	$107,292,083
Interest	1,220	1,574	7,233	210,912
Securities lending income	384	34,018	3,316	178,111
Net foreign taxes withheld	(8,191)	(193,532)	(4,707)	(425,718)
Total income	149,940	1,859,571	2,790,641	107,255,388
Expenses:
Management fees	39,848	496,113	801,536	28,748,757
Professional fees	28,342	31,148	26,501	26,879
Custody and accounting fees	23,118	32,367	14,115	82,820
Reports to shareholders	4,414	18,220	24,894	291,409
Trustees’ fees and expenses	135	1,456	2,806	96,521
Exchange listing fees	1,990	1,990	2,984	1,990
Insurance	569	2,366	3,329	46,554
Interest	71	8,377	850	39,733
Other	3,337	1,018	1,774	53,464
Total expenses	101,824	593,055	878,789	29,388,127
Expenses assumed by the Adviser	(55,707)	(29,032)	(5,155)	—
Net expenses	46,117	564,023	873,634	29,388,127
Net investment income	103,823	1,295,548	1,917,007	77,867,261

Net realized gain (loss) on:
Investments	747,818	13,714,558	(31,205,557)	(707,186,633)
In-kind redemptions	—	—	31,778,792	1,262,988,411
Foreign currency transactions and foreign denominated assets and liabilities	(3,022)	(20,054)	—	—
Net realized gain	744,796	13,694,504	573,235	555,801,778

Net change in unrealized appreciation (depreciation) on:
Investments	(1,462,561)	(25,587,500)	(6,325,658)	(736,201,889)
Foreign currency translations and foreign denominated assets and liabilities	(99)	(10,239)	—	—
Net change in unrealized appreciation (depreciation)	(1,462,660)	(25,597,739)	(6,325,658)	(736,201,889)
Net decrease in net assets resulting from operations	$(614,041)	$(10,607,687)	$(3,835,416)	$(102,532,850)

See Notes to Financial Statements

53

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2026 (unaudited)

	Morningstar Wide Moat Value ETF	Pharmaceutical ETF	Real Assets ETF (a)	Retail ETF
Income:
Dividends - unaffiliated issuers	$68,238	$16,152,076	$1,094,958	$1,305,241
Dividends - affiliated issuers	—	—	5,119,315	—
Interest	471	5,200	22,530	3,381
Securities lending income	111	195,675	140,413	1,498
Net foreign taxes withheld	(222)	(988,088)	—	—
Total income	68,598	15,364,863	6,377,216	1,310,120
Expenses:
Management fees	13,180	2,095,390	895,899	448,947
Professional fees	27,357	22,500 (b)	28,287	—
Custody and accounting fees	11,084	—	13,060	—
Reports to shareholders	3,670	—	15,703	—
Trustees’ fees and expenses	39	—	1,433	—
Exchange listing fees	3,484	—	3,979	—
Insurance	509	—	1,457	—
Interest	—	23,132	10,973	202
Taxes	—	1,049	—	—
Other	60	—	2,259	—
Total expenses	59,383	2,142,071	973,050	449,149
Waiver of management fees	—	—	(348,919)	—
Expenses assumed by the Adviser	(45,007)	—	—	—
Net expenses	14,376	2,142,071	624,131	449,149
Net investment income	54,222	13,222,792	5,753,085	860,971

Net realized gain (loss) on:
Investments - unaffiliated issuers	(246,741)	(5,443,242)	(397,571)	(2,935,653)
Investments - affiliated issuers	—	—	(287,465)	—
In-kind redemptions - unaffiliated issuers	652,344	115,370,378	746,322	14,941,588
In-kind redemptions - affiliated issuers	—	—	999,403	—
Net realized gain	405,603	109,927,136	1,060,689	12,005,935

Net change in unrealized appreciation (depreciation) on:
Investments - unaffiliated issuers	(390,608)	15,350,806	11,376,961	(10,779,887)
Investments - affiliated issuers	—	—	44,562,299	—
Net change in unrealized appreciation (depreciation)	(390,608)	15,350,806	55,939,260	(10,779,887)
Net increase in net assets resulting from operations	$69,217	$138,500,734	$62,753,034	$2,087,019

(a)	Consolidated Statement of Operations
(b)	European Union tax reclaim expense (See Note 6).

See Notes to Financial Statements

54

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2026 (unaudited)

	Robotics ETF	Semiconductor ETF	Social Sentiment ETF	Technology TruSector ETF
Income:
Dividends	$317,893	$136,692,839	$165,902	$147,401
Interest	339	473,664	1,429	2,014
Securities lending income	2,601	63,188	44,829	3,893
Net foreign taxes withheld	(31,268)	(6,855,200)	(905)	(75)
Total income	289,565	130,374,491	211,255	153,233
Expenses:
Management fees	87,613	68,913,912	419,011	27,295
Interest	846	—	—	—
Total expenses	88,459	68,913,912	419,011	27,295
Net investment income (loss)	201,106	61,460,579	(207,756)	125,938

Net realized gain (loss) on:
Investments	(9,471)	(363,011,859)	(25,558,256)	(494,165)
In-kind redemptions	—	9,358,003,464	23,416,181	(599,373)
Foreign currency transactions and foreign denominated assets and liabilities	(2,501)	—	—	—
Net realized gain (loss)	(11,972)	8,994,991,605	(2,142,075)	(1,093,538)

Net change in unrealized appreciation (depreciation) on:
Investments	(947,083)	(3,547,259,868)	(25,399,539)	(8,552,931)
Foreign currency translations and foreign denominated assets and liabilities	(203)	—	—	—
Net change in unrealized appreciation (depreciation)	(947,286)	(3,547,259,868)	(25,399,539)	(8,552,931)
Net increase (decrease) in net assets resulting from operations	$(758,152)	$5,509,192,316	$(27,749,370)	$(9,520,531)

See Notes to Financial Statements

55

VANECK ETF TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended March 31, 2026 (unaudited)

Video Gaming and eSports ETF
Income:
Dividends	$1,583,613
Interest	6,228
Securities lending income	68,966
Net foreign taxes withheld	(100,646)
Total income	1,558,161
Expenses:
Management fees	926,359
Professional fees	28,766
Custody and accounting fees	33,704
Reports to shareholders	22,776
Trustees’ fees and expenses	3,552
Exchange listing fees	1,990
Insurance	2,664
Interest	3,240
Other	803
Total expenses	1,023,854
Expenses assumed by the Adviser	(1,619)
Net expenses	1,022,235
Net investment income	535,926

Net realized gain (loss) on:
Investments	(25,258,219)
In-kind redemptions	53,502,413
Foreign currency transactions and foreign denominated assets and liabilities	(50,353)
Net realized gain	28,193,841

Net change in unrealized appreciation (depreciation) on:
Investments	(137,061,063)
Foreign currency translations and foreign denominated assets and liabilities	(9,287)
Net change in unrealized appreciation (depreciation)	(137,070,350)
Net decrease in net assets resulting from operations	$(108,340,583)

See Notes to Financial Statements

56

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Alternative Asset Manager ETF		Biotech ETF
	Six Months Ended March 31, 2026 (unaudited)	Period Ended September 30, 2025(a)	Six Months Ended March 31, 2026 (unaudited)	Year Ended September 30, 2025
Operations:
Net investment income	$622,567	$122,110	$1,128,830	$2,343,400
Net realized gain (loss)	(4,775,919)	1,423,857	12,262,041	399,334
Net change in unrealized appreciation (depreciation)	(23,744,492)	(1,427,663)	33,442,536	(33,040,724)
Net increase (decrease) in net assets resulting from operations	(27,897,844)	118,304	46,833,407	(30,297,990)
Distributions to shareholders from:
Distributable earnings	(999,915)	—	(1,900,090)	(3,149,907)

Share transactions*:
Proceeds from sale of shares	108,529,204	108,919,924	52,498,662	52,631,434
Cost of shares redeemed	—	(8,965,737)	(73,170,803)	(123,842,093)
Net increase (decrease) in net assets resulting from share transactions	108,529,204	99,954,187	(20,672,141)	(71,210,659)
Total increase (decrease) in net assets	79,631,445	100,072,491	24,261,176	(104,658,556)
Net Assets, beginning of period	100,072,491	—	347,331,784	451,990,340
Net Assets, end of period	$179,703,936	$100,072,491	$371,592,960	$347,331,784
*Transactions in capital shares:
Shares sold	4,775,000	3,950,000	280,000	325,000
Shares redeemed	—	(325,000)	(400,000)	(775,000)
Net increase (decrease)	4,775,000	3,625,000	(120,000)	(450,000)

(a)	For the period June 5, 2025 (commencement of operations) through September 30, 2025.

See Notes to Financial Statements

57

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Commodity Strategy ETF (a)		Communication Services TruSector ETF
	Six Months Ended March 31, 2026 (unaudited)	Year Ended September 30, 2025	Period Ended March 31, 2026(b) (unaudited)
Operations:
Net investment income	$1,350,311	$1,165,144	$20,636
Net realized gain	27,127,047	3,754,076	36,125
Net change in unrealized appreciation (depreciation)	12,451,800	702,359	(202,449)
Net increase (decrease) in net assets resulting from operations	40,929,158	5,621,579	(145,688)
Distributions to shareholders from:
Distributable earnings	(5,649,960)	(850,000)	—

Share transactions*:
Proceeds from sale of shares	112,209,204	15,031,110	38,828,509
Cost of shares redeemed	—	—	(3,671,805)
Net increase in net assets resulting from share transactions	112,209,204	15,031,110	35,156,704
Total increase in net assets	147,488,402	19,802,689	35,011,016
Net Assets, beginning of period	43,826,764	24,024,075	—
Net Assets, end of period	$191,315,166	$43,826,764	$35,011,016
*Transactions in capital shares:
Shares sold	1,850,000	300,000	1,600,000
Shares redeemed	—	—	(150,000)
Net increase	1,850,000	300,000	1,450,000

(a)	Consolidated Statement of Changes in Net Assets
(b)	For the period February 19, 2026 (commencement of operations) through March 31, 2026.

See Notes to Financial Statements

58

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Consumer Discretionary TruSector ETF		Digital Native Economy ETF
	Six Months Ended March 31, 2026 (unaudited)	Period Ended September 30, 2025(a)	Six Months Ended March 31, 2026 (unaudited)	Year Ended September 30, 2025
Operations:
Net investment income	$64,850	$1,995	$81,137	$797,531
Net realized gain (loss)	(1,117,005)	4	(2,203,509)	(2,848,671)
Net change in unrealized appreciation (depreciation)	(1,769,143)	95,248	(2,870,748)	2,103,482
Net increase (decrease) in net assets resulting from operations	(2,821,298)	97,247	(4,993,120)	52,342
Distributions to shareholders from:
Distributable earnings	(25,098)	—	(749,980)	(875,025)

Share transactions*:
Proceeds from sale of shares	57,872,301	4,064,193	—	—
Cost of shares redeemed	(37,588,581)	—	(3,932,156)	(10,433,177)
Net increase (decrease) in net assets resulting from share transactions	20,283,720	4,064,193	(3,932,156)	(10,433,177)
Total increase (decrease) in net assets	17,437,324	4,161,440	(9,675,256)	(11,255,860)
Net Assets, beginning of period	4,161,440	—	26,935,306	38,191,166
Net Assets, end of period	$21,598,764	$4,161,440	$17,260,050	$26,935,306
*Transactions in capital shares:
Shares sold	2,300,000	160,000	—	—
Shares redeemed	(1,550,000)	—	(100,000)	(250,000)
Net increase (decrease)	750,000	160,000	(100,000)	(250,000)

(a)	For the period August 21, 2025 (commencement of operations) through September 30, 2025.

See Notes to Financial Statements

59

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Digital Transformation ETF		Durable High Dividend ETF
	Six Months Ended March 31, 2026 (unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (unaudited)	Year Ended September 30, 2025
Operations:
Net investment income (loss)	$(528,134)	$158,412	$717,466	$1,641,862
Net realized gain	16,240,708	100,914,606	1,366,541	645,642
Net change in unrealized appreciation (depreciation)	(144,486,413)	32,088,760	3,048,025	(2,203,751)
Net increase (decrease) in net assets resulting from operations	(128,773,839)	133,161,778	5,132,032	83,753
Distributions to shareholders from:
Distributable earnings	—	(6,650,160)	(812,135)	(1,706,175)

Share transactions*:
Proceeds from sale of shares	247,912,538	286,595,818	7,974,908	26,321,472
Cost of shares redeemed	(165,241,055)	(226,587,053)	(17,058,115)	(32,740,384)
Net increase (decrease) in net assets resulting from share transactions	82,671,483	60,008,765	(9,083,207)	(6,418,912)
Total increase (decrease) in net assets	(46,102,356)	186,520,383	(4,763,310)	(8,041,334)
Net Assets, beginning of period	321,291,072	134,770,689	44,115,761	52,157,095
Net Assets, end of period	$275,188,716	$321,291,072	$39,352,451	$44,115,761
*Transactions in capital shares:
Shares sold	13,025,000	17,050,000	225,000	775,000
Shares redeemed	(9,400,000)	(13,650,000)	(475,000)	(975,000)
Net increase (decrease)	3,625,000	3,400,000	(250,000)	(200,000)

See Notes to Financial Statements

60

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Energy Income ETF		Environmental Services ETF
	Six Months Ended March 31, 2026 (unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (unaudited)	Year Ended September 30, 2025
Operations:
Net investment income	$1,084,607	$1,791,545	$195,123	$247,204
Net realized gain	4,552,619	11,357,834	1,237,825	6,320,238
Net change in unrealized appreciation (depreciation)	13,635,451	(999,462)	(1,787,283)	71,366
Net increase (decrease) in net assets resulting from operations	19,272,677	12,149,917	(354,335)	6,638,808
Distributions to shareholders from:
Distributable earnings	(1,755,733)	(2,651,849)	(169,932)	(350,020)

Share transactions*:
Proceeds from sale of shares	65,246,353	38,649,374	2,167,856	28,457,559
Cost of shares redeemed	(13,248,251)	(31,206,397)	—	(22,683,607)
Net increase in net assets resulting from share transactions	51,998,102	7,442,977	2,167,856	5,773,952
Total increase in net assets	69,515,046	16,941,045	1,643,589	12,062,740
Net Assets, beginning of period	73,397,526	56,456,481	91,490,513	79,427,773
Net Assets, end of period	$142,912,572	$73,397,526	$93,134,102	$91,490,513
*Transactions in capital shares:
Shares sold	600,000	400,000	55,000	770,000
Shares redeemed	(125,000)	(325,000)	—	(620,000)
Net increase	475,000	75,000	55,000	150,000

See Notes to Financial Statements

61

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Fabless Semiconductor ETF		Long/Flat Trend ETF
	Six Months Ended March 31, 2026 (unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (unaudited)	Year Ended September 30, 2025
Operations:
Net investment income (loss)	$(12,706)	$45,879	$83,690	$255,451
Net realized gain	9,507,080	15,197,216	245,527	4,165,390
Net change in unrealized appreciation (depreciation)	(13,591,632)	9,283,660	(869,778)	(1,770,197)
Net increase (decrease) in net assets resulting from operations	(4,097,258)	24,526,755	(540,561)	2,650,644
Distributions to shareholders from:
Distributable earnings	(40,050)	(9,990)	(245,000)	(199,980)

Share transactions*:
Proceeds from sale of shares	49,809,640	187,958,950	—	23,934,292
Cost of shares redeemed	(58,669,373)	(54,185,528)	(1,339,285)	(25,230,226)
Net increase (decrease) in net assets resulting from share transactions	(8,859,733)	133,773,422	(1,339,285)	(1,295,934)
Total increase (decrease) in net assets	(12,997,041)	158,290,187	(2,124,846)	1,154,730
Net Assets, beginning of period	164,706,817	6,416,630	27,964,258	26,809,528
Net Assets, end of period	$151,709,776	$164,706,817	$25,839,412	$27,964,258
*Transactions in capital shares:
Shares sold	1,300,000	5,625,000	—	525,000
Shares redeemed	(1,525,000)	(1,575,000)	(25,000)	(550,000)
Net increase (decrease)	(225,000)	4,050,000	(25,000)	(25,000)

See Notes to Financial Statements

62

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Morningstar Global Wide Moat ETF		Morningstar International Moat ETF
	Six Months Ended March 31, 2026 (unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (unaudited)	Year Ended September 30, 2025
Operations:
Net investment income	$103,823	$270,293	$1,295,548	$3,530,451
Net realized gain	744,796	2,382,888	13,694,504	19,276,671
Net change in unrealized appreciation (depreciation)	(1,462,660)	(93,865)	(25,597,739)	(9,363,390)
Net increase (decrease) in net assets resulting from operations	(614,041)	2,559,316	(10,607,687)	13,443,732
Distributions to shareholders from:
Distributable earnings	(2,752,920)	(811,720)	(6,324,235)	(7,250,000)

Share transactions*:
Proceeds from sale of shares	1,941,055	—	7,613,236	15,336,969
Cost of shares redeemed	—	—	—	(68,772,836)
Net increase (decrease) in net assets resulting from share transactions	1,941,055	—	7,613,236	(53,435,867)
Total increase (decrease) in net assets	(1,425,906)	1,747,596	(9,318,686)	(47,242,135)
Net Assets, beginning of period	18,051,635	16,304,039	193,576,156	240,818,291
Net Assets, end of period	$16,625,729	$18,051,635	$184,257,470	$193,576,156
*Transactions in capital shares:
Shares sold	50,000	—	200,000	450,000
Shares redeemed	—	—	—	(2,100,000)
Net increase (decrease)	50,000	—	200,000	(1,650,000)

See Notes to Financial Statements

63

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Morningstar SMID Moat ETF		Morningstar Wide Moat ETF
	Six Months Ended March 31, 2026 (unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (unaudited)	Year Ended September 30, 2025
Operations:
Net investment income	$1,917,007	$4,433,951	$77,867,261	$186,592,348
Net realized gain	573,235	19,653,964	555,801,778	1,520,528,194
Net change in unrealized appreciation (depreciation)	(6,325,658)	(17,085,986)	(736,201,889)	(1,430,546,477)
Net increase (decrease) in net assets resulting from operations	(3,835,416)	7,001,929	(102,532,850)	276,574,065
Distributions to shareholders from:
Distributable earnings	(4,900,375)	(4,500,405)	(174,001,010)	(207,996,750)

Share transactions*:
Proceeds from sale of shares	126,364,153	408,516,989	4,873,138,975	8,552,152,128
Cost of shares redeemed	(170,129,229)	(420,620,175)	(5,695,635,426)	(12,091,387,950)
Net decrease in net assets resulting from share transactions	(43,765,076)	(12,103,186)	(822,496,451)	(3,539,235,822)
Total decrease in net assets	(52,500,867)	(9,601,662)	(1,099,030,311)	(3,470,658,507)
Net Assets, beginning of period	371,856,942	381,458,604	12,700,444,645	16,171,103,152
Net Assets, end of period	$319,356,075	$371,856,942	$11,601,414,334	$12,700,444,645
*Transactions in capital shares:
Shares sold	3,525,000	11,700,000	47,750,000	91,150,000
Shares redeemed	(4,750,000)	(12,300,000)	(55,900,000)	(129,800,000)
Net decrease	(1,225,000)	(600,000)	(8,150,000)	(38,650,000)

See Notes to Financial Statements

64

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Morningstar Wide Moat Value ETF		Pharmaceutical ETF
	Six Months Ended March 31, 2026 (unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (unaudited)	Year Ended September 30, 2025
Operations:
Net investment income	$54,222	$89,834	$13,222,792	$13,338,384
Net realized gain	405,603	323,825	109,927,136	40,278,559
Net change in unrealized appreciation (depreciation)	(390,608)	(226,021)	15,350,806	(76,413,557)
Net increase (decrease) in net assets resulting from operations	69,217	187,638	138,500,734	(22,796,614)
Distributions to shareholders from:
Distributable earnings	(94,995)	(46,995)	(6,009,023)	(13,994,082)

Share transactions*:
Proceeds from sale of shares	3,763,077	3,260,289	1,654,157,850	1,774,001,048
Cost of shares redeemed	(2,679,042)	(3,265,566)	(1,110,479,209)	(1,895,640,170)
Net increase (decrease) in net assets resulting from share transactions	1,084,035	(5,277)	543,678,641	(121,639,122)
Total increase (decrease) in net assets	1,058,257	135,366	676,170,352	(158,429,818)
Net Assets, beginning of period	5,160,747	5,025,381	568,100,700	726,530,518
Net Assets, end of period	$6,219,004	$5,160,747	$1,244,271,052	$568,100,700
*Transactions in capital shares:
Shares sold	100,000	100,000	16,750,000	20,300,000
Shares redeemed	(75,000)	(100,000)	(11,100,000)	(21,650,000)
Net increase (decrease)	25,000	—	5,650,000	(1,350,000)

See Notes to Financial Statements

65

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Real Assets ETF (a)		Retail ETF
	Six Months Ended March 31, 2026 (unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (unaudited)	Year Ended September 30, 2025
Operations:
Net investment income	$5,753,085	$1,692,766	$860,971	$2,017,791
Net realized gain	1,060,689	868,158	12,005,935	12,088,574
Net change in unrealized appreciation (depreciation)	55,939,260	22,233,580	(10,779,887)	21,556,621
Net increase in net assets resulting from operations	62,753,034	24,794,504	2,087,019	35,662,986
Distributions to shareholders from:
Distributable earnings	(5,999,805)	(1,700,055)	(2,400,001)	(1,700,012)

Share transactions*:
Proceeds from sale of shares	511,497,728	82,362,161	25,461,029	58,174,698
Cost of shares redeemed	(9,169,493)	(8,291,677)	(37,652,872)	(53,736,407)
Net increase (decrease) in net assets resulting from share transactions	502,328,235	74,070,484	(12,191,843)	4,438,291
Total increase (decrease) in net assets	559,081,464	97,164,933	(12,504,825)	38,401,265
Net Assets, beginning of period	174,593,394	77,428,461	261,381,780	222,980,515
Net Assets, end of period	$733,674,858	$174,593,394	$248,876,955	$261,381,780
*Transactions in capital shares:
Shares sold	13,225,000	2,675,000	100,000	250,000
Shares redeemed	(250,000)	(275,000)	(150,000)	(230,000)
Net increase (decrease)	12,975,000	2,400,000	(50,000)	20,000

(a)	Consolidated Statement of Changes in Net Assets

See Notes to Financial Statements

66

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Robotics ETF		Semiconductor ETF
	Six Months Ended March 31, 2026 (unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (unaudited)	Year Ended September 30, 2025
Operations:
Net investment income	$201,106	$110,429	$61,460,579	$110,158,476
Net realized gain (loss)	(11,972)	1,108,204	8,994,991,605	3,982,301,248
Net change in unrealized appreciation (depreciation)	(947,286)	887,524	(3,547,259,868)	3,544,172,223
Net increase (decrease) in net assets resulting from operations	(758,152)	2,106,157	5,509,192,316	7,636,631,947
Distributions to shareholders from:
Distributable earnings	(120,000)	(346,470)	(113,001,833)	(101,925,490)

Share transactions*:
Proceeds from sale of shares	36,692,807	15,994,655	37,758,453,279	35,374,731,183
Cost of shares redeemed	—	(12,234,137)	(33,746,817,219)	(34,676,474,564)
Net increase in net assets resulting from share transactions	36,692,807	3,760,518	4,011,636,060	698,256,619
Total increase in net assets	35,814,655	5,520,205	9,407,826,543	8,232,963,076
Net Assets, beginning of period	21,199,164	15,678,959	31,959,307,386	23,726,344,310
Net Assets, end of period	$57,013,819	$21,199,164	$41,367,133,929	$31,959,307,386
*Transactions in capital shares:
Shares sold	650,000	375,000	101,050,000	140,800,000
Shares redeemed	—	(300,000)	(91,000,000)	(139,600,000)
Net increase	650,000	75,000	10,050,000	1,200,000

See Notes to Financial Statements

67

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Social Sentiment ETF		Technology TruSector ETF
	Six Months Ended March 31, 2026 (unaudited)	Year Ended September 30, 2025	Six Months Ended March 31, 2026 (unaudited)	Period Ended September 30, 2025(a)
Operations:
Net investment income (loss)	$(207,756)	$(120,745)	$125,938	$7,194
Net realized gain (loss)	(2,142,075)	24,696,467	(1,093,538)	266
Net change in unrealized appreciation (depreciation)	(25,399,539)	11,113,852	(8,552,931)	757,238
Net increase (decrease) in net assets resulting from operations	(27,749,370)	35,689,574	(9,520,531)	764,698
Distributions to shareholders from:
Distributable earnings	—	(280,350)	(60,353)	—

Share transactions*:
Proceeds from sale of shares	156,872,785	178,138,404	205,660,298	13,076,976
Cost of shares redeemed	(157,923,420)	(153,832,962)	(144,618,968)	—
Net increase (decrease) in net assets resulting from share transactions	(1,050,635)	24,305,442	61,041,330	13,076,976
Total increase (decrease) in net assets	(28,800,005)	59,714,666	51,460,446	13,841,674
Net Assets, beginning of period	115,128,186	55,413,520	13,841,674	—
Net Assets, end of period	$86,328,181	$115,128,186	$65,302,120	$13,841,674
*Transactions in capital shares:
Shares sold	4,450,000	6,250,000	8,080,000	530,000
Shares redeemed	(4,650,000)	(5,625,000)	(5,880,000)	—
Net increase (decrease)	(200,000)	625,000	2,200,000	530,000

(a)	For the period August 21, 2025 (commencement of operations) through September 30, 2025.

See Notes to Financial Statements

68

VANECK ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	Video Gaming and eSports ETF
	Six Months Ended March 31, 2026 (unaudited)	Year Ended September 30, 2025
Operations:
Net investment income	$535,926	$1,145,398
Net realized gain	28,193,841	68,376,899
Net change in unrealized appreciation (depreciation)	(137,070,350)	90,953,385
Net increase (decrease) in net assets resulting from operations	(108,340,583)	160,475,682
Distributions to shareholders from:
Distributable earnings	(4,640,400)	(1,222,750)

Share transactions*:
Proceeds from sale of shares	34,762,141	114,588,123
Cost of shares redeemed	(176,776,947)	(20,957,811)
Net increase (decrease) in net assets resulting from share transactions	(142,014,806)	93,630,312
Total increase (decrease) in net assets	(254,995,789)	252,883,244
Net Assets, beginning of period	516,662,543	263,779,299
Net Assets, end of period	$261,666,754	$516,662,543
*Transactions in capital shares:
Shares sold	300,000	1,050,000
Shares redeemed	(1,650,000)	(250,000)
Net increase (decrease)	(1,350,000)	800,000

See Notes to Financial Statements

69

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Alternative Asset Manager ETF

	Six Months Ended March 31, 2026 (unaudited)		Period Ended September 30, 2025 (a)

Net asset value, beginning of period	$27.61		$25.01
Net investment income (b)	0.13		0.08
Net realized and unrealized gain (loss) on investments	(6.13)		2.52	(c)
Total from investment operations	(6.00)		2.60
Distributions from:
Net investment income	(0.22)		—
Net asset value, end of period	$21.39		$27.61
Total return (d)	(21.87)%		10.38%

Ratios to average net assets
Expenses	0.40	%(e)	0.40	%(e)
Net investment income	1.03	%(e)	0.84	%(e)
Supplemental data
Net assets, end of period (in millions)	$180		$100
Portfolio turnover rate (f)	18%		5%

(a)	For the period June 5, 2025 (commencement of operations) through September 30, 2025.
(b)	Calculated based upon average shares outstanding
(c)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(d)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

70

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Biotech ETF
	Six Months		Year Ended September 30,
	Ended March 31, 2026 (unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$165.67		$177.49	$155.70	$140.61	$201.99	$162.01
Net investment income (a)	0.57		1.01	0.92	0.70	0.69	0.42
Net realized and unrealized gain (loss) on investments	22.73		(11.58)	21.58	15.14	(61.67)	40.17
Total from investment operations	23.30		(10.57)	22.50	15.84	(60.98)	40.59
Distributions from:
Net investment income	(0.96)		(1.25)	(0.71)	(0.75)	(0.40)	(0.61)
Net asset value, end of period	$188.01		$165.67	$177.49	$155.70	$140.61	$201.99
Total return (b)	14.04%		(5.93)%	14.50%	11.24%	(30.24)%	25.13%

Ratios to average net assets
Gross expenses (c)	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.38%
Net expenses (c)	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.60	%(d)	0.63%	0.56%	0.44%	0.42%	0.23%
Supplemental data
Net assets, end of period (in millions)	$372		$347	$452	$451	$414	$590
Portfolio turnover rate (e)	12%		19%	19%	18%	24%	41%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Periods after September 30, 2021 reflect a unitary management fee structure.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

71

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Commodity Strategy ETF(a)

	Six Months Ended March 31, 2026		Year Ended September 30,		Period Ended September 30,
	(unaudited)		2025	2024	2023 (b)

Net asset value, beginning of period	$54.78		$48.05	$52.91	$50.00
Net investment income (c)	0.93		1.88	2.33	1.69
Net realized and unrealized gain (loss) on investments	21.19		6.55	(4.23)	1.22
Total from investment operations	22.12		8.43	(1.90)	2.91
Distributions from:
Net investment income	(4.71)		(1.70)	(2.96)	—
Net asset value, end of period	$72.19		$54.78	$48.05	$52.91
Total return (d)	43.32%		18.15%	(3.41)%	5.82%

Ratios to average net assets
Expenses	0.55	%(e)	0.55%	0.55%	0.55	%(e)
Net investment income	3.09	%(e)	3.74%	4.78%	4.36	%(e)
Supplemental data
Net assets, end of period (in millions)	$191		$44	$24	$26
Portfolio turnover rate (f)	—%		—%	—%	—%

(a)	Consolidated Financial Highlights
(b)	For the period December 21, 2022 (commencement of operations) through September 30, 2023.
(c)	Calculated based upon average shares outstanding
(d)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

72

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Communication Services TruSector ETF

	Period Ended March 31, 2026 (unaudited)(a)

Net asset value, beginning of period	$25.07
Net investment income (b)	0.06
Net realized and unrealized loss on investments	(0.98)
Total from investment operations	(0.92)
Net asset value, end of period	$24.15
Total return (c)	(3.69)%

Ratios to average net assets
Expenses (d)	0.10	%(e)
Net investment income (d)	2.12	%(e)
Supplemental data
Net assets, end of period (in millions)	$35
Portfolio turnover rate (f)	—%

(a)	For the period February 19, 2026 (commencement of operations) through March 31, 2026.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

73

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Consumer Discretionary TruSector ETF

	Six Months Ended March 31, 2026 (unaudited)		Period Ended September 30, 2025 (a)

Net asset value, beginning of period	$26.01		$24.71
Net investment income (b)	0.10		0.03
Net realized and unrealized gain (loss) on investments	(2.34)		1.27
Total from investment operations	(2.24)		1.30
Distributions from:
Net investment income	(0.04)		—
Net asset value, end of period	$23.73		$26.01
Total return (c)	(8.59)%		5.24%

Ratios to average net assets
Expenses (d)	0.10	%(e)	0.10	%(e)
Net investment income (d)	0.77	%(e)	1.15	%(e)
Supplemental data
Net assets, end of period (in millions)	$22		$4
Portfolio turnover rate (f)	37%		—	%(g)

(a)	For the period August 21, 2025 (commencement of operations) through September 30, 2025.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.
(g)	Amount represents less than 0.5%

See Notes to Financial Statements

74

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Digital Native Economy ETF
	Six Months		Year Ended September 30,
	Ended March 31, 2026 (unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$44.89		$44.93	$39.94	$32.74	$48.32	$39.14
Net investment income (a)	0.15		1.15	0.59	0.42	0.25	0.16
Net realized and unrealized gain (loss) on investments	(9.16)		(0.02)	5.11	6.95	(15.48)	9.24
Total from investment operations	(9.01)		1.13	5.70	7.37	(15.23)	9.40
Distributions from:
Net investment income	(1.36)		(1.17)	(0.71)	(0.17)	(0.35)	(0.22)
Net asset value, end of period	$34.52		$44.89	$44.93	$39.94	$32.74	$48.32
Total return (b)	(20.56)%		2.76%	14.38%	22.55%	(31.72)%	24.06%

Ratios to average net assets
Gross expenses (c)	0.98	%(d)	0.83%	0.78%	0.74%	0.65%	0.62%
Net expenses (c)	0.61	%(d)	0.66%	0.67%	0.72%	0.65%	0.62%
Net expenses excluding interest and taxes (c)	0.61	%(d)	0.65%	0.65%	0.65%	0.63%	0.62%
Net investment income	0.74	%(d)	2.73%	1.43%	0.99%	0.63%	0.32%
Supplemental data
Net assets, end of period (in millions)	$17		$27	$38	$50	$61	$118
Portfolio turnover rate (e)	11%		16%	22%	15%	16%	20%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Periods after January 31, 2026 reflect a unitary management fee structure.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

75

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Digital Transformation ETF

	Six Months Ended March 31, 2026		Year Ended September 30,				Period Ended September 30,
	(unaudited)		2025	2024	2023	2022	2021 (a)

Net asset value, beginning of period	$21.71		$11.82	$5.46	$4.95	$22.81	$35.25
Net investment income (loss) (b)	(0.03)		0.01	0.09	0.15	0.26	—	(c)
Net realized and unrealized gain (loss) on investments	(6.74)		10.46	6.27	0.36	(16.24)	(12.44)
Total from investment operations	(6.77)		10.47	6.36	0.51	(15.98)	(12.44)
Distributions from:
Net investment income	—		(0.58)	—	—	(1.88)	—
Net asset value, end of period	$14.94		$21.71	$11.82	$5.46	$4.95	$22.81
Total return (d)	(31.20)%		90.26%	116.65%	10.29%	(76.33)%	(35.30)%

Ratios to average net assets
Expenses	0.52	%(e)	0.52%	0.51%	0.51%	0.50%	0.58	%(e)
Expenses excluding interest and taxes	0.50	%(e)	0.50%	0.50%	0.50%	0.50%	N/A
Net investment income (loss)	(0.32	)%(e)	0.08%	0.91%	2.81%	2.28%	0.02	%(e)
Supplemental data
Net assets, end of period (in millions)	$275		$321	$135	$43	$30	$46
Portfolio turnover rate (f)	24%		74%	80%	57%	74%	49%

(a)	For the period April 13, 2021 (commencement of operations) through September 30, 2021.
(b)	Calculated based upon average shares outstanding
(c)	Amount represents less than $0.005 per share.
(d)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

76

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Durable High Dividend ETF
	Six Months		Year Ended September 30,
	Ended March 31, 2026 (unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$33.94		$34.77	$30.28	$27.72	$30.59	$26.78
Net investment income (a)	0.57		1.18	0.98	1.07	0.99	1.01
Net realized and unrealized gain (loss) on investments	3.61		(0.80)	4.56	2.50	(2.90)	3.71
Total from investment operations	4.18		0.38	5.54	3.57	(1.91)	4.72
Distributions from:
Net investment income	(0.64)		(1.21)	(1.05)	(1.01)	(0.96)	(0.91)
Net asset value, end of period	$37.48		$33.94	$34.77	$30.28	$27.72	$30.59
Total return (b)	12.55%		1.28%	18.79%	12.91%	(6.58)%	17.89%

Ratios to average net assets
Gross expenses (c)	0.29	%(d)	0.30%	0.30%	0.30%	0.29%	0.53%
Net expenses (c)	0.29	%(d)	0.30%	0.30%	0.30%	0.29%	0.29%
Net expenses excluding interest and taxes (c)	0.29	%(d)	0.29%	0.29%	0.29%	0.29%	N/A
Net investment income	3.29	%(d)	3.56%	3.13%	3.42%	3.19%	3.38%
Supplemental data
Net assets, end of period (in millions)	$39		$44	$52	$86	$73	$51
Portfolio turnover rate (e)	19%		66%	62%	61%	50%	50%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Periods after September 30, 2021 reflect a unitary management fee structure.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

77

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Energy Income ETF
	Six Months		Year Ended September 30,
	Ended March 31, 2026 (unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$99.22		$84.93	$64.87	$56.84	$54.25	$34.29
Net investment income (a)	1.27		2.27	1.97	1.51	1.17	1.15
Net realized and unrealized gain on investments	19.37		15.36	20.94	9.04	3.67	21.90
Total from investment operations	20.64		17.63	22.91	10.55	4.84	23.05
Distributions from:
Net investment income	(1.23)		(2.26)	(0.55)	(1.34)	(1.02)	(1.37)
Net realized capital gains	(0.98)		(1.08)	—	—	—	—
Return of capital	—		—	(2.30)	(1.18)	(1.23)	(1.72)
Total distributions	(2.21)		(3.34)	(2.85)	(2.52)	(2.25)	(3.09)
Net asset value, end of period	$117.65		$99.22	$84.93	$64.87	$56.84	$54.25
Total return (b)	21.29%		21.00%	36.09%	18.70%	8.79%	68.88%

Ratios to average net assets
Expenses	0.46	%(c)	0.46%	0.47%	0.46%	0.48%	0.46%
Expenses excluding interest and taxes	0.45	%(c)	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	2.47	%(c)	2.37%	2.65%	2.41%	1.95%	2.43%
Supplemental data
Net assets, end of period (in millions)	$143		$73	$56	$37	$31	$24
Portfolio turnover rate (d)	4%		13%	28%	23%	21%	24%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

78

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Environmental Services ETF(a)
	Six Months		Year Ended September 30,
	Ended March 31, 2026 (unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$38.93		$36.10	$28.68	$26.12	$28.64	$19.88
Net investment income (b)	0.08		0.11	0.17	0.25	0.11	0.07
Net realized and unrealized gain (loss) on investments	(0.21)		2.88	7.54	2.42	(2.56)	8.77
Total from investment operations	(0.13)		2.99	7.71	2.67	(2.45)	8.84
Distributions from:
Net investment income	(0.07)		(0.16)	(0.29)	(0.11)	(0.07)	(0.08)
Net asset value, end of period	$38.73		$38.93	$36.10	$28.68	$26.12	$28.64
Total return (c)	(0.35)%		8.33%	27.08%	10.25%	(8.56)%	44.50%

Ratios to average net assets
Gross expenses	0.68	%(d)	0.62%	0.62%	0.64%	0.62%	0.71%
Net expenses	0.55	%(d)	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income	0.42	%(d)	0.30%	0.52%	0.85%	0.39%	0.27%
Supplemental data
Net assets, end of period (in millions)	$93		$91	$79	$77	$68	$67
Portfolio turnover rate (e)	44%		23%	23%	22%	35%	21%

(a)	On February 6, 2025, the Fund effected a 5 for 1 share split. Per share data prior to this date has been adjusted to reflect the share split.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

79

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Fabless Semiconductor ETF

	Six Months			Period
	Ended March 31, 2026 (unaudited)		Year Ended September 30, 2025	Ended September 30, 2024 (a)

Net asset value, beginning of period	$38.30		$25.67	$25.26
Net investment income (loss) (b)	—	(c)	0.03	0.02
Net realized and unrealized gain (loss) on investments	(1.06)		12.61	0.39
Total from investment operations	(1.06)		12.64	0.41
Distributions from:
Net investment income	(0.01)		(0.01)	—
Net asset value, end of period	$37.23		$38.30	$25.67
Total return (d)	(2.78)%		49.29%	1.60%

Ratios to average net assets
Expenses	0.35	%(e)	0.35%	0.35	%(e)
Net investment income (loss)	(0.02	)%(e)	0.09%	0.68	%(e)
Supplemental data
Net assets, end of period (in millions)	$152		$165	$6
Portfolio turnover rate (f)	5%		20%	7%

(a)	For the period August 28, 2024 (commencement of operations) through September 30, 2024.
(b)	Calculated based upon average shares outstanding
(c)	Amount represents less than $0.005 per share.
(d)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

80

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Long/Flat Trend ETF
	Six Months		Year Ended September 30,
	Ended March 31, 2026 (unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$53.27		$48.74	$37.58	$33.58	$39.96	$31.55
Net investment income (a)	0.17		0.49	0.45	0.51	0.24	0.34
Net realized and unrealized gain (loss) on investments	(1.27)		4.40	11.34	3.90	(6.46)	8.78
Total from investment operations	(1.10)		4.89	11.79	4.41	(6.22)	9.12
Distributions from:
Net investment income	(0.49)		(0.36)	(0.63)	(0.41)	(0.16)	(0.71)
Net asset value, end of period	$51.68		$53.27	$48.74	$37.58	$33.58	$39.96
Total return (b)	(2.10)%		10.07%	31.72%	13.27%	(15.67)%	29.29%

Ratios to average net assets
Gross expenses (c)	0.82	%(d)	0.80%	0.84%	0.90%	0.72%	0.82%
Net expenses (c)	0.55	%(d)	0.55%	0.61%	0.66%	0.59%	0.55%
Net expenses excluding interest and taxes (c)	0.55	%(d)	0.55%	0.55%	0.55%	0.55%	0.55%
Net investment income (c)	0.62	%(d)	0.98%	1.06%	1.41%	0.60%	0.91%
Supplemental data
Net assets, end of period (in millions)	$26		$28	$27	$24	$34	$41
Portfolio turnover rate (e)	—	%(f)	91%	1%	115%	243%	1%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.
(f)	Amount represents less than 0.5%

See Notes to Financial Statements

81

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Morningstar Global Wide Moat ETF
	Six Months		Year Ended September 30,
	Ended March 31, 2026 (unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$45.13		$40.76	$32.21	$29.24	$38.42	$32.17
Net investment income (a)	0.24		0.68	0.63	0.65	0.63	0.54
Net realized and unrealized gain (loss) on investments	(1.54)		5.72	8.57	3.49	(7.60)	6.74
Total from investment operations	(1.30)		6.40	9.20	4.14	(6.97)	7.28
Distributions from:
Net investment income	(0.94)		(0.65)	(0.65)	(0.70)	(0.55)	(0.43)
Net realized capital gains	(5.94)		(1.38)	—	(0.47)	(1.66)	(0.60)
Total distributions	(6.88)		(2.03)	(0.65)	(1.17)	(2.21)	(1.03)
Net asset value, end of period	$36.95		$45.13	$40.76	$32.21	$29.24	$38.42
Total return (b)	(3.65)%		16.82%	28.93%	14.14%	(19.41)%	22.99%

Ratios to average net assets
Gross expenses	1.15	%(c)	1.14%	1.15%	1.08%	0.96%	1.20%
Net expenses	0.52	%(c)	0.52%	0.52%	0.52%	0.52%	0.52%
Net investment income	1.17	%(c)	1.67%	1.78%	1.94%	1.76%	1.44%
Supplemental data
Net assets, end of period (in millions)	$17		$18	$16	$18	$18	$19
Portfolio turnover rate (d)	38%		85%	78%	73%	67%	74%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

82

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Morningstar International Moat ETF
	Six Months		Year Ended September 30,
	Ended March 31, 2026 (unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$37.23		$35.16	$29.85	$25.10	$33.54	$29.38
Net investment income (a)	0.24		0.65	0.93	0.89	1.34	1.07
Net realized and unrealized gain (loss) on investments	(2.17)		2.87	5.11	4.81 (b)	(8.28)	3.81
Total from investment operations	(1.93)		3.52	6.04	5.70	(6.94)	4.88
Distributions from:
Net investment income	(1.18)		(1.45)	(0.73)	(0.95)	(1.50)	(0.72)
Net asset value, end of period	$34.12		$37.23	$35.16	$29.85	$25.10	$33.54
Total return (c)	(5.38)%		10.88%	20.56%	22.82%	(21.65)%	16.64%

Ratios to average net assets
Gross expenses	0.60	%(d)	0.63%	0.61%	0.63%	0.67%	0.76%
Net expenses	0.57	%(d)	0.58%	0.58%	0.58%	0.58%	0.57%
Net expenses excluding interest and taxes	0.56	%(d)	0.56%	0.56%	0.56%	0.56%	0.56%
Net investment income	1.31	%(d)	1.94%	2.99%	2.85%	4.32%	3.09%
Supplemental data
Net assets, end of period (in millions)	$184		$194	$241	$231	$67	$70
Portfolio turnover rate (e)	37%		110%	83%	87%	105%	110%

(a)	Calculated based upon average shares outstanding
(b)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

83

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Morningstar SMID Moat ETF

	Six Months Ended March 31, 2026		Year Ended September 30,		Period Ended September 30,
	(unaudited)		2025	2024	2023 (a)

Net asset value, beginning of period	$36.10		$35.00	$28.42	$26.02
Net investment income (b)	0.19		0.39	0.42	0.37
Net realized and unrealized gain (loss) on investments	(0.60)		1.12	6.37	2.09	(c)
Total from investment operations	(0.41)		1.51	6.79	2.46
Distributions from:
Net investment income	(0.50)		(0.41)	(0.21)	(0.06)
Net asset value, end of period	$35.19		$36.10	$35.00	$28.42
Total return (d)	(1.20)%		4.36%	23.93%	9.49%

Ratios to average net assets
Gross expenses	0.49	%(e)	0.49%	0.50%	0.59	%(e)
Net expenses	0.49	%(e)	0.49%	0.49%	0.49	%(e)
Net investment income	1.08	%(e)	1.12%	1.33%	1.30	%(e)
Supplemental data
Net assets, end of period (in millions)	$319		$372	$381	$186
Portfolio turnover rate (f)	47%		77%	76%	76%

(a)	For the period October 5, 2022 (commencement of operations) through September 30, 2023.
(b)	Calculated based upon average shares outstanding
(c)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(d)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

84

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Morningstar Wide Moat ETF
	Six Months		Year Ended September 30,
	Ended March 31, 2026 (unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$99.14		$96.98	$75.81	$59.98	$73.28	$54.63
Net investment income (a)	0.62		1.24	1.22	0.78	0.85	0.96
Net realized and unrealized gain (loss) on investments	(1.64)		2.19	20.68	15.86	(13.33)	18.59
Total from investment operations	(1.02)		3.43	21.90	16.64	(12.48)	19.55
Distributions from:
Net investment income	(1.40)		(1.27)	(0.73)	(0.81)	(0.82)	(0.90)
Net asset value, end of period	$96.72		$99.14	$96.98	$75.81	$59.98	$73.28
Total return (b)	(1.14)%		3.61%	29.02%	27.98%	(17.27)%	36.11%

Ratios to average net assets
Expenses	0.46	%(c)	0.46%	0.47%	0.47%	0.46%	0.46%
Expenses excluding interest and taxes	0.46	%(c)	0.46%	0.46%	0.46%	0.46%	N/A
Net investment income	1.22	%(c)	1.33%	1.42%	1.06%	1.20%	1.40%
Supplemental data
Net assets, end of period (in millions)	$11,601		$12,700	$16,171	$10,618	$5,866	$6,599
Portfolio turnover rate (d)	31%		55%	55%	51%	51%	47%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

85

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Morningstar Wide Moat Value ETF

	Six Months Ended March 31, 2026 (unaudited)		Year Ended September 30, 2025	Period Ended September 30, 2024 (a)

Net asset value, beginning of period	$34.40		$33.50	$29.99
Net investment income (b)	0.34		0.59	0.42
Net realized and unrealized gain on investments	1.43		0.62	3.09
Total from investment operations	1.77		1.21	3.51
Distributions from:
Net investment income	(0.63)		(0.31)	—
Net asset value, end of period	$35.54		$34.40	$33.50
Total return (c)	5.08%		3.68%	11.71%

Ratios to average net assets
Gross expenses	2.03	%(d)	2.09%	6.72	%(d)
Net expenses	0.49	%(d)	0.50%	0.49	%(d)
Net expenses excluding interest and taxes	0.49	%(d)	0.49%	0.49	%(d)
Net investment income	1.85	%(d)	1.83%	2.61	%(d)
Supplemental data
Net assets, end of period (in millions)	$6		$5	$5
Portfolio turnover rate (e)	13%		44%	48%

(a)	For the period March 27, 2024 (commencement of operations) through September 30, 2024.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

86

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Pharmaceutical ETF
	Six Months		Year Ended September 30,
	Ended March 31, 2026 (unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$90.34		$95.12	$79.81	$67.25	$72.68	$62.08
Net investment income (a)	1.12		1.98	1.73	1.47	1.32	1.29
Net realized and unrealized gain (loss) on investments	13.47		(4.81)	15.12	12.65	(5.44)	10.46
Total from investment operations	14.59		(2.83)	16.85	14.12	(4.12)	11.75
Distributions from:
Net investment income	(0.70)		(1.95)	(1.54)	(1.56)	(1.31)	(1.15)
Net asset value, end of period	$104.23		$90.34	$95.12	$79.81	$67.25	$72.68
Total return (b)	16.21%		(2.88)%	21.33%	21.14%	(5.91)%	19.10%

Ratios to average net assets
Gross expenses (c)	0.36	%(d)	0.36%	0.36%	0.36%	0.36%	0.40%
Net expenses (c)	0.36	%(d)	0.36%	0.36%	0.36%	0.36%	0.35%
Net expenses excluding interest and taxes (c)	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	2.21	%(d)	2.23%	1.96%	1.91%	1.74%	1.85%
Supplemental data
Net assets, end of period (in millions)	$1,244		$568	$727	$430	$524	$319
Portfolio turnover rate (e)	4%		30%	12%	22%	23%	20%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Periods after September 30, 2021 reflect a unitary management fee structure.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

87

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Real Assets ETF(a)
	Six Months		Year Ended September 30,
	Ended March 31, 2026 (unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$34.40		$28.95	$25.36	$22.79	$25.47	$20.15
Net investment income (b)	0.61		0.46	1.06	0.37	0.92	0.14
Net realized and unrealized gain (loss) on investments	6.46		5.53	3.47	2.58	(1.44)	6.57
Total from investment operations	7.07		5.99	4.53	2.95	(0.52)	6.71
Distributions from:
Net investment income	(0.82)		(0.54)	(0.94)	(0.38)	(2.16)	(1.39)
Net asset value, end of period	$40.65		$34.40	$28.95	$25.36	$22.79	$25.47
Total return (c)	20.92%		21.15%	18.35%	12.95%	(2.71)%	34.11%

Ratios to average net assets
Gross expenses (d)	0.54	%(e)	0.59%	0.64%	0.61%	0.63%	1.60%
Net expenses (d)	0.35	%(e)	0.39%	0.44%	0.42%	0.51%	0.56%
Net expenses excluding interest and taxes (d)	0.34	%(e)	0.39%	0.44%	0.42%	0.51%	0.55%
Net investment income (d)	3.22	%(e)	1.51%	4.01%	1.48%	3.56%	0.58%
Supplemental data
Net assets, end of period (in millions)	$734		$175	$77	$91	$131	$17
Portfolio turnover rate (f)	14%		11%	47%	70%	32%	76%

(a)	Consolidated Financial Highlights
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

88

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Retail ETF
	Six Months		Year Ended September 30,
	Ended March 31, 2026 (unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$250.96		$218.28	$167.73	$154.84	$174.75	$148.87
Net investment income (a)	0.85		1.97	2.15	1.56	1.52	1.54
Net realized and unrealized gain (loss) on investments	1.61		32.44	50.41	13.17	(19.92)	25.34
Total from investment operations	2.46		34.41	52.56	14.73	(18.40)	26.88
Distributions from:
Net investment income	(2.42)		(1.73)	(2.01)	(1.84)	(1.51)	(1.00)
Net asset value, end of period	$251.00		$250.96	$218.28	$167.73	$154.84	$174.75
Total return (b)	0.98%		15.84%	31.53%	9.58%	(10.69)%	18.13%

Ratios to average net assets
Gross expenses (c)	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.42%
Net expenses (c)	0.35	%(d)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.67	%(d)	0.84%	1.09%	0.94%	0.86%	0.92%
Supplemental data
Net assets, end of period (in millions)	$249		$261	$223	$155	$150	$240
Portfolio turnover rate (e)	4%		9%	7%	20%	14%	12%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Periods after September 30, 2021 reflect a unitary management fee structure.
(d)	Annualized
(e)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

89

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Robotics ETF

	Six Months Ended March 31,				Period Ended September
	2026		Year Ended September 30,		30,
	(unaudited)		2025	2024	2023 (a)

Net asset value, beginning of period	$49.88		$44.80	$35.14	$34.39
Net investment income (b)	0.30		0.33	0.29	0.08
Net realized and unrealized gain on investments	3.06	(c)	5.90	10.19	0.67
Total from investment operations	3.36		6.23	10.48	0.75
Distributions from:
Net investment income	(0.20)		(0.23)	(0.15)	—
Net realized capital gains	—		(0.92)	(0.67)	—
Total distributions	(0.20)		(1.15)	(0.82)	—
Net asset value, end of period	$53.04		$49.88	$44.80	$35.14
Total return (d)	6.73%		14.43%	30.15%	2.18%

Ratios to average net assets
Expenses	0.47	%(e)	0.47%	0.47%	0.47	%(e)
Net investment income	1.08	%(e)	0.75%	0.69%	0.43	%(e)
Supplemental data
Net assets, end of period (in millions)	$57		$21	$16	$3
Portfolio turnover rate (f)	11%		25%	26%	13%

(a)	For the period April 6, 2023 (commencement of operations) through September 30, 2023.
(b)	Calculated based upon average shares outstanding
(c)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(d)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

90

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Semiconductor ETF(a)
	Six Months		Year Ended September 30,
	Ended March 31, 2026
	(unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$326.48		$245.38	$144.99	$92.56	$128.13	$87.22
Net investment income (b)	0.58		1.17	1.19	1.11	1.07	0.86
Net realized and unrealized gain (loss) on investments	57.28		81.00	100.24	52.52	(35.85)	40.80
Total from investment operations	57.86		82.17	101.43	53.63	(34.78)	41.66
Distributions from:
Net investment income	(1.10)		(1.07)	(1.04)	(1.20)	(0.79)	(0.75)
Net asset value, end of period	$383.24		$326.48	$245.38	$144.99	$92.56	$128.13
Total return (c)	17.74%		33.62%	70.26%	58.49%	(27.40)%	47.94%

Ratios to average net assets
Gross expenses (d)	0.35	%(e)	0.35%	0.35%	0.35%	0.35%	0.36%
Net expenses (d)	0.35	%(e)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	0.31	%(e)	0.46%	0.56%	0.88%	0.85%	0.72%
Supplemental data
Net assets, end of period (in millions)	$41,367		$31,959	$23,726	$9,394	$5,632	$5,938
Portfolio turnover rate (f)	6%		12%	15%	18%	22%	20%

(a)	On May 5, 2023, the Fund effected a 2 for 1 share split. Per share data prior to this date has been adjusted to reflect the share split.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	Periods after September 30, 2021 reflect a unitary management fee structure.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

91

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Social Sentiment ETF

	Six Months Ended March 31,								Period Ended September
	2026		Year Ended September 30,						30,
	(unaudited)		2025	2024	2023		2022		2021 (a)

Net asset value, beginning of period	$35.98		$21.52	$15.41	$12.74		$24.66		$25.00
Net investment income (loss) (b)	(0.06)		(0.05)	0.13	0.07		0.02		(0.03)
Net realized and unrealized gain (loss) on investments	(7.14)		14.63	6.08	2.65		(11.94)		(0.31	)(c)
Total from investment operations	(7.20)		14.58	6.21	2.72		(11.92)		(0.34)
Distributions from:
Net investment income	—		(0.12)	(0.10)	(0.05)		—		—
Net asset value, end of period	$28.78		$35.98	$21.52	$15.41		$12.74		$24.66
Total return (d)	(20.02)%		67.98%	40.39%	21.46%		(48.34)%		(1.38)%

Ratios to average net assets
Gross expenses	0.75	%(e)	0.76%	0.76%	1.23	%(f)	1.16	%(f)	0.75	%(e)
Net expenses	0.75	%(e)	0.76%	0.76%	0.75%		0.75%		0.75	%(e)
Net expenses excluding interest and taxes	0.75	%(e)	0.75%	0.75%	0.75%		0.75%		N/A
Net investment income (loss)	(0.37	)%(e)	(0.18)%	0.68%	0.47%		0.11%		(0.20	)%(e)
Supplemental data
Net assets, end of period (in millions)	$86		$115	$55	$55		$58		$193
Portfolio turnover rate (g)	103%		202%	230%	232%		263%		161%

(a)	For the period March 3, 2021 (commencement of operations) through September 30, 2021.
(b)	Calculated based upon average shares outstanding
(c)	The amount shown does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchase of shares in relation to fluctuating market values of the investments of the Fund.
(d)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(e)	Annualized
(f)	The ratio presented reflects the Fund’s extraordinary legal expenses which were paid/reimbursed by the Adviser and/or paid from insurance proceeds during the year.
(g)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

92

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Technology TruSector ETF

	Six Months Ended March 31, 2026 (unaudited)		Period Ended September 30, 2025 (a)

Net asset value, beginning of period	$26.12		$24.15
Net investment income (b)	0.06		0.03
Net realized and unrealized gain (loss) on investments	(2.22)		1.94
Total from investment operations	(2.16)		1.97
Distributions from:
Net investment income	(0.04)		—
Net asset value, end of period	$23.92		$26.12
Total return (c)	(8.28)%		8.16%

Ratios to average net assets
Expenses (d)	0.10	%(e)	0.10	%(e)
Net investment income (d)	0.46	%(e)	0.90	%(e)
Supplemental data
Net assets, end of period (in millions)	$65		$14
Portfolio turnover rate (f)	12%		2%

(a)	For the period August 21, 2025 (commencement of operations) through September 30, 2025.
(b)	Calculated based upon average shares outstanding
(c)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(d)	The ratios presented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.
(e)	Annualized
(f)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

93

VANECK ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Video Gaming and eSports ETF
	Six Months		Year Ended September 30,
	Ended March 31, 2026
	(unaudited)		2025	2024	2023	2022	2021

Net asset value, beginning of period	$121.57		$76.46	$51.62	$40.66	$65.05	$61.36
Net investment income (a)	0.15		0.33	0.18	0.44	0.31	0.04
Net realized and unrealized gain (loss) on investments	(30.20)		45.15	25.20	10.91	(22.47)	3.73
Total from investment operations	(30.05)		45.48	25.38	11.35	(22.16)	3.77
Distributions from:
Net investment income	(1.29)		(0.37)	(0.54)	(0.39)	(0.05)	(0.08)
Net realized capital gains	—		—	—	—	(2.18)	—
Total distributions	(1.29)		(0.37)	(0.54)	(0.39)	(2.23)	(0.08)
Net asset value, end of period	$90.23		$121.57	$76.46	$51.62	$40.66	$65.05
Total return (b)	(24.87)%		59.69%	49.58%	28.11%	(35.42)%	6.15%

Ratios to average net assets
Gross expenses	0.55	%(c)	0.55%	0.57%	0.59%	0.56%	0.55%
Net expenses	0.55	%(c)	0.55%	0.56%	0.56%	0.56%	0.55%
Net expenses excluding interest and taxes	0.55	%(c)	0.55%	0.55%	0.55%	0.55%	N/A
Net investment income	0.29	%(c)	0.34%	0.30%	0.89%	0.52%	0.06%
Supplemental data
Net assets, end of period (in millions)	$262		$517	$264	$243	$262	$631
Portfolio turnover rate (d)	14%		53%	36%	30%	35%	33%

(a)	Calculated based upon average shares outstanding
(b)	Returns are not annualized and include adjustments required by U.S. Generally Accepted Accounting Principles and may differ from net asset values and performance reported elsewhere by the Fund.
(c)	Annualized
(d)	Portfolio turnover rate is not annualized and excludes in-kind transactions.

See Notes to Financial Statements

94

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

March 31, 2026 (unaudited)

Note 1—Fund Organization

VanEck ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust. These financial statements relate only to the investment portfolios listed in the diversification table below (each, a “Fund” and collectively, the “Funds”).

Fund	Diversification Classification

Alternative Asset Manager ETF	Non-Diversified
Biotech ETF	Non-Diversified
Commodity Strategy ETF	Non-Diversified
Communication Services TruSector ETF	Non-Diversified
Consumer Discretionary TruSector ETF	Non-Diversified
Digital Native Economy ETF*	Non-Diversified
Digital Transformation ETF	Non-Diversified
Durable High Dividend ETF	Diversified
Energy Income ETF	Non-Diversified
Environmental Services ETF	Non-Diversified
Fabless Semiconductor ETF	Non-Diversified
Long/Flat Trend ETF	Diversified
Morningstar Global Wide Moat ETF	Diversified
Morningstar International Moat ETF	Diversified
Morningstar SMID Moat ETF	Diversified
Morningstar Wide Moat ETF	Diversified
Morningstar Wide Moat Value ETF	Non-Diversified
Pharmaceutical ETF	Non-Diversified
Real Assets ETF	Diversified
Retail ETF	Non-Diversified
Robotics ETF	Non-Diversified
Semiconductor ETF	Non-Diversified
Social Sentiment ETF	Diversified
Technology TruSector ETF	Non-Diversified
Video Gaming and eSports ETF	Non-Diversified

* Formerly known as Gaming ETF

The following Funds were created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in approximately the same weighting as their index listed in the table below.

Fund	Index

Alternative Asset Manager ETF	MarketVectorTM Alternative Asset Managers Index
Biotech ETF	MVIS® US Listed Biotech 25 Index
Digital Native Economy ETF*	MarketVector™ Digital Native Economy Index
Digital Transformation ETF	MVIS® Global Digital Assets Equity Index
Durable High Dividend ETF	Morningstar® US Dividend Valuation IndexSM
Energy Income ETF	MVIS® North America Energy Infrastructure Index
Environmental Services ETF	MarketVector™ Global Environmental Services Index
Fabless Semiconductor ETF	MarketVector™ US Listed Fabless Semiconductor Index
Long/Flat Trend ETF	Ned Davis Research CMG US Large Cap Long/Flat Index
Morningstar Global Wide Moat ETF	Morningstar® Global Wide Moat Focus IndexSM
Morningstar International Moat ETF	Morningstar® Global Markets ex-US Wide Moat Focus IndexSM
Morningstar SMID Moat ETF	Morningstar® US Small-Mid Cap Moat Focus IndexSM
Morningstar Wide Moat ETF	Morningstar® Wide Moat Focus IndexSM
Morningstar Wide Moat Value ETF	Morningstar® US Broad Value Wide Moat Focus IndexSM
Pharmaceutical ETF	MVIS® US Listed Pharmaceutical 25 Index
Retail ETF	MVIS® US Listed Retail 25 Index
Robotics ETF	BlueStar® Robotics Index
95

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 1—Fund Organization (continued)

Semiconductor ETF	MVIS® US Listed Semiconductor 25 Index
Social Sentiment ETF	BUZZ NextGen AI US Sentiment Leaders Index
Video Gaming and eSports ETF	MVIS® Global Video Gaming and eSports Index

* Effective April 8, 2026, Digital Native Economy ETF index changed from MVIS® Global Gaming Index.

The Commodity Strategy ETF is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing, under normal circumstances, in exchange-traded commodity futures contracts, exchange-traded and over-the-counter (“OTC”) commodity-linked instruments, and pooled investment vehicles, including exchange traded products (“ETPs”) that provide exposure to commodities and fixed income investments. The Fund does not invest in commodities directly.

The Communication Services TruSector, Consumer Discretionary TruSector, and Technology TruSector ETFs are actively managed exchange-traded funds that seek to achieve their investment objective by investing, under normal market circumstances, at least 80% of its total assets in equity securities of or instruments providing exposure to their respective sector-related companies.

Using a proprietary, rules-based real asset allocation model, the Real Assets ETF seeks to achieve its investment objective by investing primarily in exchange traded products (“ETPs”) that provide exposure to real assets, which include commodities, real estate, natural resources and infrastructure, as well as companies that own, operate, or derive a significant portion of their value from real assets or the production thereof.

Van Eck Associates Corp. (“VEAC”) serves as the investment adviser for the Funds, except for Commodity Strategy ETF, Communication Services TruSector ETF, Consumer Discretionary TruSector ETF, Real Assets ETF, and Technology TruSector ETF. Van Eck Absolute Return Advisers Corp. (“VEARA”), a wholly-owned subsidiary of VEAC, serves as the investment adviser to Commodity Strategy ETF, Communication Services TruSetor ETF, Consumer Discretionary TruSector ETF, Real Assets ETF, Technology TruSector ETF and Commodity Strategy ETF and Real Assets ETF Subsidiaries. VEAC and VEARA are collectively referred to as the “Adviser”.

Note 2—Significant Accounting Policies

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and follow accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies.

The following summarizes the Funds’ significant accounting policies.

A.	Security Valuation

The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
96

Note 2—Significant Accounting Policies (continued)

A.	Security Valuation (continued)

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Securities traded on national exchanges are valued at the closing price on the markets in which the securities trade. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy. Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as when a particular foreign market is closed but the Funds are open. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Futures contracts are generally valued at the official settlement price on the primary exchange on which they trade and are categorized as Level 1.

The Funds’ Board of Trustees (the “Trustees”) has designated the Adviser as valuation designee to perform the Funds’ fair value determinations, subject to board oversight and certain reporting and other requirements. The Adviser has adopted policies and procedures reasonably designed to comply with the requirements. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee of the Adviser convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes they do not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be categorized either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedule of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.
97

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 2—Significant Accounting Policies (continued)

B.	Basis for Consolidation

The Commodity Strategy ETF invests in U.S. Treasury securities and Commodity Instruments through the Commodity Strategy Subsidiary and the Real Assets ETF invests in certain ETPs through the Real Asset Allocation Subsidiary (collectively, the “Subsidiaries”, each a wholly-owned “Subsidiary”), organized under the laws of Cayman Islands. Each Fund’s investments in the Subsidiary may not exceed 25% of the value of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. Consolidated financial statements of each Fund present the financial position and results of operations for each Fund and its wholly-owned Subsidiary. All interfund account balances and transactions have been eliminated in consolidation.

As of March 31, 2026, the Commodity Strategy ETF and Real Assets ETF held $46,973,545 and $155,783,471 in their Subsidiaries, representing 25% and 21% of the Fund’s net assets, respectively.

C.	Federal Income Taxes

It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income and net realized capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Each wholly-owned Subsidiary is classified as controlled foreign corporation (“CFC”) under the Code. For U.S. tax purposes, a CFC is not subject to U.S. income tax. However, as a wholly-owned CFC, its net income and capital gains, to the extent of its earnings and profits, will be included each year in the each Fund’s investment company taxable income. Net losses of the CFC cannot be deducted by the Fund in the current year, nor carried forward to offset taxable income in future years.

D.	Distributions to Shareholders

Dividends to shareholders from net investment income and distributions of net realized capital gains, if any, are declared and paid annually by each Fund (except for dividends from net investment income from Communication Services TruSector ETF, Consumer Discretionary TruSector ETF, Durable High Dividend ETF, Energy Income ETF, Pharmaceutical ETF and Technology TruSector ETF, which are declared and paid quarterly). Income dividends, capital gain distributions and return of capital distributions, if any, are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP, due to recharacterization for tax purposes. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital. A portion of a dividend may be reclassified as a tax return of capital upon the final determination of the Fund’s taxable income which can only be determined after the Fund’s fiscal year end.

E.	Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) and net change in unrealized appreciation (depreciation) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.
98

Note 2—Significant Accounting Policies (continued)

F.	Restricted Securities

The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the Schedules of Investments.

G.	Master Limited Partnerships

The Energy Income ETF invests a portion of its total assets in Master Limited Partnerships (“MLPs”) receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gains from the sale or disposition of real property, income and gains from mineral or natural resources activities, income and gains from the transportation or storage of certain fuels, and, in certain circumstances, income and gains from commodities or futures, forwards and options with respect to commodities. The MLPs themselves generally do not pay U.S. federal income taxes (although some states do impose a net income tax on partnerships). The Fund invests the remainder of its assets in MLPs that are treated as C corporations for tax purposes.

H.	Use of Derivative Instruments

Certain Funds may invest in derivative instruments, including, but not limited to, options, futures, and swaps. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over-the-counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivative instruments also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument. GAAP requires enhanced disclosures about the Funds’ derivative instruments and hedging activities. Details of this disclosure are found below as well as in the Schedule of Investments.

Futures Contracts

Futures contracts are financial contracts, the value of which depends on, or is derived from, the underlying reference asset. The Commodity Strategy ETF invests in commodity future contracts, and the underlying reference assets consist of commodity instruments. Upon entering into a futures contract, the Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, are generally made or received by the Fund each day depending on the fluctuations in the value of the futures. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures, until the futures contract is closed or expires, at which time the net gain or loss is reclassified to realized gain or loss on futures.
99

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 2—Significant Accounting Policies (continued)

Futures Contracts (continued)

Commodity Strategy ETF held futures contracts during the six months ended March 31, 2026, which are reflected in the Consolidated Schedule of Investments. The average notional amount for the six months was $99,520,958.

At March 31, 2026, the Fund held the following derivatives (not designated as hedging instruments under GAAP):

Asset Derivatives
Commodities Futures Risk
Commodity Strategy ETF
Futures contracts[1]	$13,693,866

1	Reflects net unrealized appreciation/depreciation as disclosed in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The impact of transactions in derivative instruments during the six months ended March 31, 2026, was as follows:

Commodities Futures Risk
Commodity Strategy ETF
Realized gain:
Futures contracts[1]	$27,126,090
Net change in unrealized appreciation (depreciation):
Futures contracts[2]	12,463,464

1	Statement of Operations location: Net realized gain (loss) on futures contracts

2	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts

I.	Offsetting Assets and Liabilities

In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of offset in those agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may receive cash and or securities as collateral for securities lending. The Funds may pledge cash and or securities as collateral for derivative instruments. In general, collateral received exceeds the net amount of the unrealized gain/loss or market value of financial instruments. For financial reporting purposes, the Funds present securities lending assets, liabilities, and derivatives on a gross basis in the Statements of Assets and Liabilities. Cash collateral received for securities lending held in the form of money market fund investments, if any, at March 31, 2026 is presented in the Schedules of Investments and in the Statements of Assets and Liabilities. Non-cash collateral is disclosed in Note 9 (Securities Lending). Futures contracts held by Commodity Strategy ETF are not subject to a master netting agreements or other similar arrangements.
100

Note 2—Significant Accounting Policies (continued)

J.	Segment Reporting

The Funds’ Chief Financial Officer and the Funds’ Treasurer act as the Funds’ chief operating decision maker (CODM), assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that each Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, with a defined investment strategy which is executed by the Adviser. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

K.	Other

Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Interest income, including amortization of premiums and discounts, is accrued using the effective interest method. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized upon notification of the ex-dividend date.

The Funds earn interest income on uninvested cash balances held at the custodian bank. Such amounts, if any, are presented as interest income in the Statements of Operations.

The character of distributions received from certain investments may be comprised of net investment income, capital gains, and return of capital. It is the Funds’ policy to estimate the character of distributions received from these investments based on historical data if actual amounts are not available. After each calendar year end, these investments report the actual tax character of distributions. Differences between the estimated and actual amounts are reflected in the Funds’ records in the year in which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements

The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets.

For the Funds listed below, the management fee rates and expense limitations for the six months ended March 31, 2026 are as follows:

Fund	Management Fees	Expense Limitations
Environmental Services ETF	0.50%	0.55%
Long/Flat Trend ETF	0.50	0.55
Morningstar Global Wide Moat ETF	0.45	0.52
Morningstar International Moat ETF	0.50	0.56
Morningstar SMID Moat ETF	0.45	0.49
Morningstar Wide Moat ETF	0.45	0.49
Morningstar Wide Moat Value ETF	0.45	0.49
Real Assets ETF	0.50	0.55
Video Gaming and eSports ETF	0.50	0.55

The Adviser has agreed, until at least February 1, 2027, to waive management fees and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding their expense limitations.

Refer to the Statements of Operations for amounts assumed by the Adviser for the six months ended March 31, 2026.

101

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 3—Investment Management and Other Agreements (continued)

The Funds listed in the table below utilize a unitary management fee structure where the Adviser will pay all Fund expenses, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses. The unitary management fee rates for the six months ended March 31, 2026 are as follows:

Fund	Management Fees
Alternative Asset Manager ETF	0.40%
Biotech ETF	0.35
Commodity Strategy ETF	0.55
Communication Services TruSector ETF	0.10
Consumer Discretionary TruSector ETF	0.10
Digital Native Economy ETF*	0.50
Digital Transformation ETF	0.50
Durable High Dividend ETF	0.29
Energy Income ETF	0.45
Fabless Semiconductor ETF	0.35
Pharmaceutical ETF	0.35
Retail ETF	0.35
Robotics ETF	0.47
Semiconductor ETF	0.35
Social Sentiment ETF	0.75
Technology TruSector ETF	0.10

*Effective February 1, 2026 the fund converted to a unitary fee structure. Expenses accrued and waived reflected on the Statement of Operations other than the management fee were accrued prior to conversion.

For Commodity Strategy ETF, the Adviser has agreed to pay and/or reimburse the Fund for the offering costs and trading expenses that are net account or similar fees charged by futures commission merchants (“FCMs”) until at least February 1, 2027.

The Adviser waives the management fees it charges the Real Assets ETF by the amount it collects as a management fee from underlying funds managed by the Adviser. For the six months ended March 31, 2026, the Adviser waived management fees of $348,919 due to such investments.

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (the “Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

At March 31, 2026, the Adviser owned approximately less than 1% and 71% of the shares outstanding of Digital Transformation ETF and Morningstar Wide Moat Value ETF, respectively.

Note 4—Capital Share Transactions

As of March 31, 2026, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”).

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including, for the benefit of the Funds, a requirement to maintain cash collateral on deposit at the custodian equal to at least 115% of the daily marked to market value of the missing Deposit Securities.

102

Note 4—Capital Share Transactions (continued)

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to the transfer agent. In addition, the Funds may impose variable fees on the purchase or redemption of Creation Units for cash, or on transactions effected outside the clearing process, to defray certain transaction costs. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

Note 5—Investments

For the six months ended March 31, 2026, purchases and sales of investments (excluding short-term investments and in-kind capital share transactions) and the purchases and sales of investments resulting from in-kind capital share transactions (excluding short-term investments and U.S. government obligations) were as follows:

			In-Kind Capital Share Transactions
Fund	Purchases	Sales	Purchases	Sales
Alternative Asset Manager ETF	$21,744,292	$21,819,215	$108,471,330	$—
Biotech ETF	51,424,096	43,234,737	52,501,950	82,268,825
Communication Services TruSector ETF	—	—	38,772,426	3,668,340
Consumer Discretionary TruSector ETF	6,036,666	6,005,742	57,871,721	37,586,829
Digital Native Economy ETF	2,398,303	3,220,250	—	3,711,901
Digital Transformation ETF	112,882,164	74,840,936	206,844,881	166,589,263
Durable High Dividend ETF	9,284,621	8,090,705	7,975,176	18,269,798
Energy Income ETF	3,856,191	3,159,643	65,235,151	13,965,976
Environmental Services ETF	42,068,230	41,217,617	2,162,829	—
Fabless Semiconductor ETF	9,471,548	7,555,165	49,811,599	60,639,823
Long/Flat Trend ETF	110,181	204,415	—	1,339,090
Morningstar Global Wide Moat ETF	6,783,344	9,187,301	1,674,702	—
Morningstar International Moat ETF	73,248,397	76,674,214	6,173,539	—
Morningstar SMID Moat ETF	169,358,636	164,825,389	126,316,711	177,375,393
Morningstar Wide Moat ETF	3,912,331,159	3,926,253,238	4,873,012,611	5,777,898,592
Morningstar Wide Moat Value ETF	1,524,085	765,204	3,763,644	3,477,083
Pharmaceutical ETF	50,630,369	41,218,946	1,654,895,235	1,118,587,064
Real Assets ETF*	154,802,704	51,406,175	405,728,976	6,986,146
Retail ETF	9,995,977	9,750,167	25,470,224	39,398,016
Robotics ETF	4,303,172	4,495,059	36,764,786	—
Semiconductor ETF	2,363,756,790	2,251,555,625	37,759,229,572	33,914,202,991
Social Sentiment ETF	130,396,923	112,305,459	156,896,638	176,088,311
Technology TruSector ETF	6,615,894	6,383,886	205,116,450	144,312,164
Video Gaming and eSports ETF	52,683,758	67,433,031	25,122,959	155,821,824

*	Represents consolidated cost of investments purchased and proceeds from investments sold.

Note 6—Income Taxes

As of March 31, 2026, for Federal income tax purposes, the identified tax cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Alternative Asset Manager ETF	$205,238,955	$1,496,682	$(27,202,767)	$(25,706,085)
Biotech ETF	349,764,677	51,572,989	(29,157,269)	22,415,720
Commodity Strategy ETF	178,605,893	–	44,618	44,618
Communication Services TruSector ETF	35,193,292	31,981	(234,430)	(202,449)
Consumer Discretionary TruSector ETF	23,260,988	4,857	(1,678,752)	(1,673,895)
Digital Native Economy ETF	26,342,458	689,199	(9,477,030)	(8,787,831)
Digital Transformation ETF	394,517,220	10,815,054	(103,643,750)	(92,828,696)
Durable High Dividend ETF	36,090,594	3,930,728	(828,015)	3,102,713
Energy Income ETF	124,252,743	19,715,809	2,441,549	22,157,358
103

VANECK ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(unaudited) (continued)

Note 6—Income Taxes (continued)

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Environmental Services ETF	$86,398,854	$10,861,253	$(3,199,561)	$7,661,692
Fabless Semiconductor ETF	155,572,815	10,768,282	(14,712,153)	(3,943,871)
Long/Flat Trend ETF	22,912,784	2,985,099	(113,600)	2,871,499
Morningstar Global Wide Moat ETF	15,983,930	1,862,617	(1,077,772)	784,845
Morningstar International Moat ETF	203,420,571	12,528,670	(26,771,167)	(14,242,497)
Morningstar SMID Moat ETF	313,925,374	20,575,542	(15,378,461)	5,197,081
Morningstar Wide Moat ETF	12,370,643,031	414,713,739	(1,187,470,863)	(772,757,124)
Morningstar Wide Moat Value ETF	6,746,221	91,513	(570,589)	(479,076)
Pharmaceutical ETF	1,312,542,918	54,753,601	(106,133,849)	(51,380,248)
Real Assets ETF	661,502,406	88,409,813	(2,926,238)	85,483,575
Retail ETF	215,772,375	41,919,480	(8,725,335)	33,194,145
Robotics ETF	56,307,562	4,398,949	(3,354,243)	1,044,706
Semiconductor ETF	41,749,100,573	1,915,475,233	(2,297,711,583)	(382,236,350)
Social Sentiment ETF	103,988,470	1,172,217	(14,116,190)	(12,943,973)
Technology TruSector ETF	73,007,415	1,275	(7,796,967)	(7,795,692)
Video Gaming and eSports ETF	301,333,492	10,833,514	(44,714,011)	(33,880,497)

The tax characteristic of current year distributions will be determined at the end of the current fiscal year.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the six months ended in March 31, 2026, the Funds did not incur any such interest or penalties.

Certain Funds may file withholding tax reclaims in foreign jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The withholding taxes reclaimed, if any, are recorded in income in the Statements of Operations. The fees associated with recovery of foreign withholding taxes are recorded as professional fees in the Statements of Operations. During the six months ended March 31, 2026, the Pharmaceutical ETF incurred such fees amounted to $22,500.

Note 7—Principal Risks

Non-diversified funds generally hold securities of fewer issuers than diversified funds (See Note 1) and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers. In addition, to the extent that a Fund is concentrated in a particular sector or industry, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on those sectors and or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries. The Funds may purchase securities on foreign exchanges. Securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. issuers. These risks include devaluation of currencies, currency controls, less reliable information about issuers, different securities transaction clearance and settlement practices, future adverse economic developments and political conflicts, or natural or other disasters.

104

Note 7—Principal Risks (continued)

Additionally, certain Funds may invest in securities of emerging market issuers, which are exposed to a number of risks that may make these investments volatile in price or difficult to trade, and potentially less liquid than securities issued in more developed markets. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country, sanctions and investment restrictions and legal systems that do not protect property risks as well as the laws of the United States. Certain securities of Chinese issuers are, or may in the future become restricted, and the Funds may be forced to sell such restricted securities and incur a loss as a result.

Commodity Strategy ETF invests in futures contracts. The usage of futures contracts is subject to risks that are in addition to, and potentially greater than, the risks of investing directly in securities and other more traditional assets. Futures contracts are subject to collateral requirements and daily limits that may limit the Fund’s ability to achieve its investment objective. If the Fund is unable to meet its investment objective, the Fund’s returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so. Futures contracts exhibit “futures basis,” which refers to the difference between the current market value of the underlying commodity (the “spot” price) and the price of the cash-settled futures contracts. A negative futures basis exists when cash-settled futures contracts generally trade at a premium to the current market value of the underlying commodity. If a negative futures basis exists, the Fund’s investments in futures contracts will generally underperform a direct investment in the underlying commodity.

Certain of the Funds’ investments, including investments in companies that hold material amounts of digital assets, may be subject to the risks associated with investing in digital assets, including cryptocurrencies and crypto tokens. Such companies may be subject to the risk that: the technology that facilitates the transfer of a digital asset could fail; the decentralized, open source protocol of the applicable blockchain network could be affected by internet connectivity disruptions, fraud, consensus failures or cyber security attacks; such network may not be adequately maintained by its participants; because digital assets are a new technological innovation with a limited history, they are highly speculative assets and may experience extreme price volatility; future regulatory actions or policies may limit the ability to sell, exchange or use a digital asset; the price of a digital asset may be impacted by the transactions of a small number of holders of such digital asset; and that a digital asset will decline in popularity, acceptance or use, thereby impairing its price.

Under normal circumstances, the Energy Income ETF invests in securities of MLPs, which are subject to certain risks, such as supply and demand risk, depletion and exploration risk, and the risk associated with the hazards inherent in midstream energy industry activities. A portion of the cash flow received by the Fund is derived from investment in equity securities of MLPs. The amount of cash than an MLP has available for distributions and the tax character of such distributions are dependent upon the amount of cash generated by the MLP’s operations.

Communication Services TruSector ETF, Consumer Discretionary TruSector ETF, Long/Flat Trend ETF, Real Assets ETF, and Technology TruSector ETF may invest in shares of other funds. As a result, the Funds will indirectly be exposed to the risks of an investment in the underlying funds. Shares of other funds have many of the same risks as direct investments in common stocks or bonds. In addition, the market value of the Funds’ shares is expected to rise and fall as the value of the underlying index or bond rises and falls. The market value of such funds’ shares may differ from the net asset value of the particular fund.

The Robotics ETF invests primarily in the securities of robotics companies and is particularly sensitive to the risks to such companies. Robotics companies and information technology companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by these companies to protect their proprietary rights will be adequate to prevent the misappropriation of their technology. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel.

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(unaudited) (continued)

Note 7—Principal Risks (continued)

Real Assets ETF may concentrate its investments in ETPs that invest directly in, or have exposure to, equity and debt securities, as well as real asset categories such as commodities, real estate, natural resources and infrastructure. Such investments may subject the ETPs to greater volatility than investments in traditional securities.

Social Sentiment ETF may concentrate its investment in the information technology and communication services sectors. The Fund will be sensitive to, and its performance may depend to a greater extent on, the overall condition of these sectors. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. The products of information technology companies may face product obsolescence due to rapid technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent protection and the expiration of patents may adversely affect the profitability of these companies. Companies in the communication services sector may be affected by industry competition, substantial capital requirements, government regulations and obsolescence of communications products and services due to technological advancement. The index provider relies on social media analytics, which are relatively new and untested. Investing in companies based on social media analytics involves the potential risk of market manipulation because social media posts may be made with an intent to inflate, or otherwise manipulate, the public perception of a company stock or other investment. Furthermore, text and sentiment analysis of social media postings may prove inaccurate in predicting a company’s stock performance.

Changes in laws or government regulations by the United States and/or the Cayman Islands could adversely affect the operations of the Commodity Strategy ETF and Real Assets ETF.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan

The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

The expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations, and the liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

In the prior years, the Biotech ETF, Digital Native Economy ETF, Durable High Dividend ETF, Pharmaceutical ETF, Retail ETF, and Semiconductor ETF adopted a unitary management fee, therefore, the liability of the Plan shown as “Deferred Trustee fees” in the Statement of Asset and Liabilities represents amounts accrued through the date of conversion to a unitary management fee structure. Alternative Asset Manager ETF, Commodity Strategy ETF, Communication Services TruSector ETF, Consumer Discretionary TruSector ETF, Digital Transformation ETF, Energy Income ETF, Fabless Semiconductor ETF, Robotics ETF, Social Sentiment ETF and Technology TruSector ETF commenced operations with a unitary management fee and therefore bear no costs or liabilities relative to the Plan.

Note 9—Securities Lending

To generate additional income, the Funds may lend securities pursuant to a securities lending agreement with the securities lending agent. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, cash equivalents, U.S. government securities, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest

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Note 9—Securities Lending (continued)

or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and or earning interest on the investment of the cash collateral. Such fees and interest are shared with the securities lending agent under the terms of the securities lending agreement. Securities lending income is disclosed as such in the Statements of Operations. Cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio. Non-cash collateral consists of U.S. Treasuries and U.S. Government Agency securities, and is not disclosed in the Fund’s Schedules of Investments or Statements of Assets and Liabilities as it is held by the agent on behalf of the Funds. The Funds do not have the ability to re-hypothecate those securities. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the Fund securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related cash collateral, if any, at March 31, 2026, is presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities. The following is a summary of the Funds’ securities on loan and related collateral as of March 31, 2026:

Fund	Market Value of Securities on Loan	Cash Collateral	Non-Cash Collateral	Total Collateral
Alternative Asset Manager ETF	$218,237	$–	$225,846	$225,846
Biotech ETF	13,474,473	856,425	12,159,756	13,016,181
Communication Services TruSector ETF	52,659	53,081	–	53,081
Digital Native Economy ETF	1,892,804	315,020	1,600,783	1,915,803
Digital Transformation ETF	75,841,002	26,445,722	47,755,421	74,201,143
Energy Income ETF	16,279,893	3,678,984	13,385,229	17,064,213
Environmental Services ETF	5,601,268	871,584	4,867,705	5,739,289
Fabless Semiconductor ETF	11,707,800	–	10,935,030	10,935,030
Morningstar Global Wide Moat ETF	420,568	152,485	290,709	443,194
Morningstar International Moat ETF	11,800,072	5,120,691	7,265,325	12,386,016
Morningstar SMID Moat ETF	6,538,030	–	6,437,690	6,437,690
Morningstar Wide Moat ETF	231,796,790	12,156,279	222,389,451	234,545,730
Morningstar Wide Moat Value ETF	269,348	44,889	230,539	275,428
Pharmaceutical ETF	151,113,075	24,348,341	131,239,465	155,587,806
Real Assets ETF	98,580,243	14,327,214	83,153,595	97,480,809
Retail ETF	5,497,181	2,172	5,485,889	5,488,061
Robotics ETF	3,188,387	573,960	2,053,788	2,627,748
Semiconductor ETF	58,309,241	29,784,723	24,218,396	54,003,119
Social Sentiment ETF	18,453,529	4,643,807	12,782,214	17,426,021
Video Gaming and eSports ETF	32,926,531	6,484,939	28,114,618	34,599,557
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(unaudited) (continued)

Note 9—Securities Lending (continued)

The following table presents money market fund investments held as collateral by type of security on loan as of March 31, 2026:

Gross Amount of Recognized Liabilities for Securities Lending Transactions* in the Statements of Assets and Liabilities
Fund	Equity Securities
Biotech ETF	$856,425
Communication Services TruSector ETF	53,081
Digital Native Economy ETF	315,020
Digital Transformation ETF	26,445,722
Energy Income ETF	3,678,984
Environmental Services ETF	871,584
Morningstar Global Wide Moat ETF	152,485
Morningstar International Moat ETF	5,120,691
Morningstar Wide Moat ETF	12,156,279
Morningstar Wide Moat Value ETF	44,889
Pharmaceutical ETF	24,348,341
Real Assets ETF	14,327,214
Retail ETF	2,172
Robotics ETF	573,960
Semiconductor ETF	29,784,723
Social Sentiment ETF	4,643,807
Video Gaming and eSports ETF	6,484,939

*	Remaining contractual maturity: overnight and continuous

Note 10—Bank Line of Credit

The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds based on prevailing market rates in effect at the time of borrowings. During the six months ended March 31, 2026, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Alternative Asset Manager ETF	3	$885,210	4.99%
Commodity Strategy ETF	3	1,062,994	4.99
Digital Transformation ETF	55	3,258,033	5.08
Durable High Dividend ETF	27	95,232	5.23
Energy Income ETF	87	198,565	5.09
Environmental Services ETF	15	723,531	5.21
Fabless Semiconductor ETF	90	131,948	4.99
Morningstar Global Wide Moat ETF	1	510,522	4.99
Morningstar International Moat ETF	151	359,272	5.13
Morningstar SMID Moat ETF	10	728,358	5.06
Morningstar Wide Moat ETF	20	10,348,752	4.99
Pharmaceutical ETF	105	1,443,290	5.17
Real Assets ETF	44	1,763,863	5.02
Retail ETF	9	145,633	4.99
Robotics ETF	30	138,211	4.99
Video Gaming and eSports ETF	54	342,538	5.11

Outstanding loan balances as of March 31, 2026, if any, are reflected in the Statements of Assets and Liabilities.

108

Note 11—Share Split

The Semiconductor ETF executed a 2-for-1 share split for shareholders of record before the open of markets on May 5, 2023. The Environmental Services ETF executed a 5-for-1 share split for shareholders of record before the open of markets on February 6, 2025. The impacts of the share splits have been retroactively applied to each of the prior years presented in the Financial Highlights and Statement of Changes in Net Assets.

Note 12—Subsequent Event Review

Effective April 8, 2026 the VanEck Gaming ETF changed its name to VanEck Digital Native Economy ETF, and the ticker changed to GENZ. Additionally, the Fund’s index changed to the MarketVector™ Digital Native Economy Index.

At a meeting held on March 11, 2026, the Board of Trustees approved changes to the Real Assets ETF principal investment strategy, effective on or about June 1, 2026,  including the non-fundamental 80% investment policy, to permit investments in individual equity securities, in addition to ETPs, that provide exposure to real assets. The Fund’s investment objective will not change. In connection with these changes, the Fund may experience additional portfolio turnover, which may cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

109

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers, and Others

Refer to the financial statements included herein.

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(unaudited)

VanEck Digital Native Economy ETF

At a meeting held on June 3, 2025 (the “Renewal Meeting”), the Board of Trustees (the “Board”) of VanEck ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), approved the continuation of the investment management agreement (the “Investment Management Agreement”) between the Trust and Van Eck Associates Corporation (the “Adviser”) with respect to the VanEck Digital Native Economy ETF (formerly, “VanEck Gaming ETF”) (the “Fund”). A discussion regarding the factors the Board considered in the renewal of the Investment Management Agreement with respect to the Fund at the Renewal Meeting is available in the Trust’s filing on Form N-CSR for the fiscal year ended September 30, 2025.

Subsequent to the approval of the Investment Management Agreement at the Renewal Meeting, at a meeting held on December 5, 2025 (the “December Meeting”), the Board, including all of the Independent Trustees, approved an amended and restated Investment Management Agreement (the “Amended and Restated Investment Management Agreement”) between the Trust and the Adviser to convert the Fund to a unitary fee structure, pursuant to which the Adviser will pay all of the direct expenses of the Fund (excluding fees under the Amended and Restated Investment Management Agreement, acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) in exchange for an annual unitary management fee rate equal to the existing management fee rate for the Fund. The Amended and Restated Investment Management Agreement became effective on February 1, 2026.

The Board’s approval of the Amended and Restated Investment Management Agreement was based on a comprehensive consideration of all the information available to the Trustees and was not the result of any single factor. In approving the Amended and Restated Investment Agreement, the Trustees were informed by the information about the expenses of the Fund they received at the Renewal Meeting to approve the Investment Management Agreement, including peer comparisons prepared by Broadridge, as well as additional information obtained at other meetings of the Board. The Board also received materials from the Adviser regarding expense comparisons, giving effect to the proposed changes, to other funds in the Fund’s peer group. Some of the additional factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

Among other things, the Trustees considered the terms and scope of services that the Adviser would provide under the Amended and Restated Investment Management Agreement and representations from the Adviser that the services to be provided by the Adviser to the Fund would not decrease in scope or quality under the unitary fee structure. The Trustees also considered the risks being assumed by the Adviser under the unitary fee structure and the potential expense stability that may inure to the benefit of shareholders of the Fund.

The Independent Trustees were advised by and met in executive session with their independent counsel at the December Meeting as part of their consideration of the Amended and Restated Investment Management Agreement.

In voting to approve the adoption of the Amended and Restated Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Amended and Restated Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, the Amended and Restated Investment Management Agreement is in the best interest of the Fund and its shareholders.

VanEck Consumer Staples TruSector ETF

At a meeting held on December 5, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), considered and approved the investment management agreement between the Trust and Van Eck

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(unaudited) (continued)

Absolute Return Advisers Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Consumer Staples TruSector ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Adviser provided the Trustees with information regarding, among other things, the various aspects of the Fund’s proposed investment program, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on their review of information obtained through discussions with the Adviser at the Meeting regarding the proposed management of the Fund and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio manager and others proposed to be involved in the management and administration of the Fund. The Trustees also considered the terms of, and scope of services that the Adviser would provide under, the Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of the Fund, excluding the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Fund’s portfolio.

The Trustees considered the benefits, other than the fees under the Investment Management Agreement, that the Adviser would receive from serving as adviser to the Fund. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Fund to the Adviser because the Fund had not yet commenced operations. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, the Fund by the Adviser, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, the Investment Management Agreement is in the best interest of the Fund and its shareholders.

VanEck Data Center Supply Chain ETF

At a meeting held on March 11, 2026 (the “Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), considered and approved the investment management agreement between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Data Center Supply Chain ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

112

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Adviser provided the Trustees with information regarding, among other things, the various aspects of the Fund’s proposed investment program, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on their review of information obtained through discussions with the Adviser at the Meeting regarding the proposed management of the Fund and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio manager and others proposed to be involved in the management and administration of the Fund. The Trustees also considered the terms of, and scope of services that the Adviser would provide under, the Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of the Fund, excluding the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Fund’s portfolio.

The Trustees considered the benefits, other than the fees under the Investment Management Agreement, that the Adviser would receive from serving as adviser to the Fund. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Fund to the Adviser because the Fund had not yet commenced operations. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, the Fund by the Adviser, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, the Investment Management Agreement is in the best interest of the Fund and its shareholders.

VanEck Energy TruSector ETF

At a meeting held on December 5, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), considered and approved the investment management agreement between the Trust and Van Eck Absolute Return Advisers Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Energy TruSector ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Adviser provided the Trustees with information regarding, among other things, the various aspects of the Fund’s proposed investment program, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on their review of information obtained through discussions with the Adviser at the Meeting regarding the proposed management of the Fund and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background

113

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(unaudited) (continued)

and experience of the portfolio manager and others proposed to be involved in the management and administration of the Fund. The Trustees also considered the terms of, and scope of services that the Adviser would provide under, the Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of the Fund, excluding the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Fund’s portfolio.

The Trustees considered the benefits, other than the fees under the Investment Management Agreement, that the Adviser would receive from serving as adviser to the Fund. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Fund to the Adviser because the Fund had not yet commenced operations. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, the Fund by the Adviser, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, the Investment Management Agreement is in the best interest of the Fund and its shareholders.

VanEck Financials TruSector ETF

At a meeting held on December 5, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), considered and approved the investment management agreement between the Trust and Van Eck Absolute Return Advisers Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Financials TruSector ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Adviser provided the Trustees with information regarding, among other things, the various aspects of the Fund’s proposed investment program, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on their review of information obtained through discussions with the Adviser at the Meeting regarding the proposed management of the Fund and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio manager and others proposed to be involved in the management and administration of the Fund. The Trustees also considered the terms of, and scope of services that the Adviser would provide under, the Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of the Fund, excluding the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Fund’s portfolio.

114

The Trustees considered the benefits, other than the fees under the Investment Management Agreement, that the Adviser would receive from serving as adviser to the Fund. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Fund to the Adviser because the Fund had not yet commenced operations. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, the Fund by the Adviser, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, the Investment Management Agreement is in the best interest of the Fund and its shareholders.

VanEck Healthcare TruSector ETF

At a meeting held on December 5, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), considered and approved the investment management agreement between the Trust and Van Eck Absolute Return Advisers Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Healthcare TruSector ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Adviser provided the Trustees with information regarding, among other things, the various aspects of the Fund’s proposed investment program, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on their review of information obtained through discussions with the Adviser at the Meeting regarding the proposed management of the Fund and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio manager and others proposed to be involved in the management and administration of the Fund. The Trustees also considered the terms of, and scope of services that the Adviser would provide under, the Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of the Fund, excluding the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Fund’s portfolio.

The Trustees considered the benefits, other than the fees under the Investment Management Agreement, that the Adviser would receive from serving as adviser to the Fund. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Fund to the Adviser because the Fund had not yet commenced operations. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, the Fund by the Adviser, although they concluded that the nature, quality, and extent of the

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APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, the Investment Management Agreement is in the best interest of the Fund and its shareholders.

VanEck Industrials TruSector ETF

At a meeting held on December 5, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), considered and approved the investment management agreement between the Trust and Van Eck Absolute Return Advisers Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Industrials TruSector ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Adviser provided the Trustees with information regarding, among other things, the various aspects of the Fund’s proposed investment program, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on their review of information obtained through discussions with the Adviser at the Meeting regarding the proposed management of the Fund and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio manager and others proposed to be involved in the management and administration of the Fund. The Trustees also considered the terms of, and scope of services that the Adviser would provide under, the Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of the Fund, excluding the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Fund’s portfolio.

The Trustees considered the benefits, other than the fees under the Investment Management Agreement, that the Adviser would receive from serving as adviser to the Fund. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Fund to the Adviser because the Fund had not yet commenced operations. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, the Fund by the Adviser, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair

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in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, the Investment Management Agreement is in the best interest of the Fund and its shareholders.

VanEck Materials TruSector ETF

At a meeting held on December 5, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), considered and approved the investment management agreement between the Trust and Van Eck Absolute Return Advisers Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Materials TruSector ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Adviser provided the Trustees with information regarding, among other things, the various aspects of the Fund’s proposed investment program, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on their review of information obtained through discussions with the Adviser at the Meeting regarding the proposed management of the Fund and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio manager and others proposed to be involved in the management and administration of the Fund. The Trustees also considered the terms of, and scope of services that the Adviser would provide under, the Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of the Fund, excluding the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Fund’s portfolio.

The Trustees considered the benefits, other than the fees under the Investment Management Agreement, that the Adviser would receive from serving as adviser to the Fund. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Fund to the Adviser because the Fund had not yet commenced operations. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, the Fund by the Adviser, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, the Investment Management Agreement is in the best interest of the Fund and its shareholders.

VanEck Real Estate TruSector ETF

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VANECK ETF TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

At a meeting held on December 5, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), considered and approved the investment management agreement between the Trust and Van Eck Absolute Return Advisers Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Real Estate TruSector ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Adviser provided the Trustees with information regarding, among other things, the various aspects of the Fund’s proposed investment program, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on their review of information obtained through discussions with the Adviser at the Meeting regarding the proposed management of the Fund and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio manager and others proposed to be involved in the management and administration of the Fund. The Trustees also considered the terms of, and scope of services that the Adviser would provide under, the Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of the Fund, excluding the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Fund’s portfolio.

The Trustees considered the benefits, other than the fees under the Investment Management Agreement, that the Adviser would receive from serving as adviser to the Fund. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Fund to the Adviser because the Fund had not yet commenced operations. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, the Fund by the Adviser, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, the Investment Management Agreement is in the best interest of the Fund and its shareholders.

VanEck Space ETF

At a meeting held on March 11, 2026 (the “Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), considered and approved the investment management agreement between the Trust and Van Eck Associates Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Space ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor.

118

Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Adviser provided the Trustees with information regarding, among other things, the various aspects of the Fund’s proposed investment program, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of the Investment Management Agreement was based, in part, on their review of information obtained through discussions with the Adviser at the Meeting regarding the proposed management of the Fund and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio manager and others proposed to be involved in the management and administration of the Fund. The Trustees also considered the terms of, and scope of services that the Adviser would provide under, the Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of the Fund, excluding the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Fund’s portfolio.

The Trustees considered the benefits, other than the fees under the Investment Management Agreement, that the Adviser would receive from serving as adviser to the Fund. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Fund to the Adviser because the Fund had not yet commenced operations. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, the Fund by the Adviser, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, the Investment Management Agreement is in the best interest of the Fund and its shareholders.

VanEck Utilities TruSector ETF

At a meeting held on December 5, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of VanEck® ETF Trust (the “Trust”), including all of the Trustees that are not interested persons of the Trust (the “Independent Trustees”), considered and approved the investment management agreement between the Trust and Van Eck Absolute Return Advisers Corporation (the “Adviser”) (the “Investment Management Agreement”) with respect to the VanEck Utilities TruSector ETF (the “Fund”).

The Board’s approval of the Investment Management Agreement was based on a comprehensive consideration of all of the information available to the Trustees and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered those factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors.

In advance of the Meeting, the Trustees received materials from the Adviser, including expense information for other funds. The Adviser provided the Trustees with information regarding, among other things, the various aspects of the Fund’s proposed investment program, fee arrangements and service provider arrangements. The Independent Trustees’ consideration of the Investment Management Agreement was

119

VANECK ETF TRUST

APPROVAL OF INVESTMENT ADVISORY CONTRACTS

(unaudited) (continued)

based, in part, on their review of information obtained through discussions with the Adviser at the Meeting regarding the proposed management of the Fund and information obtained at other meetings of the Trustees and/or based on their review of the materials provided by the Adviser, including the background and experience of the portfolio manager and others proposed to be involved in the management and administration of the Fund. The Trustees also considered the terms of, and scope of services that the Adviser would provide under, the Investment Management Agreement, including the Adviser’s agreement to pay all of the direct expenses of the Fund, excluding the fee payment under the Investment Management Agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. The Trustees concluded that the Adviser and its personnel have the requisite expertise and skill to manage the Fund’s portfolio.

The Trustees considered the benefits, other than the fees under the Investment Management Agreement, that the Adviser would receive from serving as adviser to the Fund. The Trustees did not consider historical information about the cost of the services provided by the Adviser or the profitability of the Fund to the Adviser because the Fund had not yet commenced operations. The Trustees could not consider the historical performance or actual management fees or operating expenses of, or the quality of services previously provided to, the Fund by the Adviser, although they concluded that the nature, quality, and extent of the services to be provided by the Adviser were appropriate based on the Trustees’ knowledge of the Adviser and its personnel and the operations of the other series of the Trust.

The Independent Trustees were advised by and met in executive session with their independent counsel at the Meeting as part of their consideration of the Investment Management Agreement.

In voting to approve the Investment Management Agreement, the Trustees, including the Independent Trustees, concluded that the terms of the Investment Management Agreement are reasonable and fair in light of the services to be performed, expenses to be incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment. The Trustees further concluded that, at the time of their considerations, the Investment Management Agreement is in the best interest of the Fund and its shareholders.

120

Item 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7.

Item 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7.

Item 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 13.	PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 14.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

Item 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

Item 19.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached as Exhibit 99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK ETF TRUST

By (Signature and Title)	/s/ John J. Crimmins, Chief Financial Officer

Date June 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jan F. van Eck, Chief Executive Officer

Date June 5, 2026

By (Signature and Title)	/s/ John J. Crimmins, Chief Financial Officer

Date June 5, 2026